UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020 Vanguard Institutional Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	23
Liquidity Risk Management	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$969.22	$0.17
Institutional Plus Shares	1,000.00	969.27	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.69	$0.18
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Institutional Index Fund

Fund Allocation

As of June 30, 2020

Communication Services	10.8%
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.0
Health Care	14.6
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.9
Utilities	3.1

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Institutional Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)
Communication Services (10.7%)
*	Facebook Inc. Class A	20,988,889	4,765,947
*	Alphabet Inc. Class A	2,617,912	3,712,330
*	Alphabet Inc. Class C	2,554,070	3,610,459
	Verizon Communications Inc.	36,119,065	1,991,244
	AT&T Inc.	62,192,611	1,880,083
	Walt Disney Co.	15,766,725	1,758,147
*	Netflix Inc.	3,839,015	1,746,905
	Comcast Corp. Class A	39,757,377	1,549,742
*	Charter Communications Inc. Class A	1,315,570	670,993
*	T-Mobile US Inc.	4,974,060	518,048
	Activision Blizzard Inc.	6,725,478	510,464
*	Electronic Arts Inc.	2,519,846	332,746
*	Twitter Inc.	6,849,533	204,048
*	Take-Two Interactive Software Inc.	994,612	138,818
	ViacomCBS Inc. Class B	4,719,475	110,058
	Omnicom Group Inc.	1,870,878	102,150
	CenturyLink Inc.	8,623,124	86,490
	Fox Corp. Class A	2,967,674	79,593
*	DISH Network Corp. Class A	2,244,939	77,473
	Interpublic Group of Cos. Inc.	3,401,549	58,371
*	Live Nation Entertainment Inc.	1,239,928	54,966
*	Discovery Communications Inc	2,773,814	53,424
	News Corp. Class A	4,456,221	52,851
	Fox Corp. Class B	1,414,437	37,963
^,*	Discovery Communications Inc. Class A	1,386,124	29,247
*	T-Mobile US Inc. Rights Exp. 07/27/2020	1,694,545	285
	News Corp. Class B	504	6
			24,132,851
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	3,657,082	10,089,231
	Home Depot Inc.	9,388,048	2,351,800
	McDonald’s Corp.	6,490,458	1,197,295
	NIKE Inc. Class B	10,823,622	1,061,256
	Lowe’s Cos. Inc.	6,590,389	890,493
	Starbucks Corp.	10,196,441	750,356
*	Booking Holdings Inc.	357,303	568,948
	TJX Cos. Inc.	10,456,559	528,684
	Target Corp.	4,364,601	523,447
	Dollar General Corp.	2,197,214	418,591
	eBay Inc.	5,765,643	302,408
	General Motors Co.	10,992,940	278,121
*	O’Reilly Automotive Inc.	647,888	273,195
	Ross Stores Inc.	3,102,364	264,446
*	Chipotle Mexican Grill Inc.	224,000	235,729
*	AutoZone Inc.	203,818	229,931
	Yum! Brands Inc.	2,627,579	228,363
	Ford Motor Co.	34,099,716	207,326
	Marriott International Inc. Class A	2,349,562	201,428
*	Dollar Tree Inc.	2,070,854	191,927
	Aptiv plc	2,339,803	182,317
	Hilton Worldwide Holdings Inc.	2,420,679	177,799
	Best Buy Co. Inc.	1,984,345	173,174
	VF Corp.	2,783,274	169,613
	DR Horton Inc.	2,888,331	160,158
	Lennar Corp. Class A	2,363,029	145,610
	Las Vegas Sands Corp.	2,933,772	133,604
	Tractor Supply Co.	1,009,371	133,025
*	CarMax Inc.	1,420,901	127,242
	Domino’s Pizza Inc.	341,478	126,156
	Garmin Ltd.	1,267,364	123,568
	Tiffany & Co.	953,280	116,243
	Genuine Parts Co.	1,259,457	109,522
*	Ulta Beauty Inc.	491,649	100,011
*	NVR Inc.	30,214	98,460
	Expedia Group Inc.	1,182,656	97,214
	Advance Auto Parts Inc.	603,280	85,937

4

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Darden Restaurants Inc.	1,134,078	85,929
	Hasbro Inc.	1,112,330	83,369
^	Royal Caribbean Cruises Ltd.	1,499,236	75,412
	PulteGroup Inc.	2,201,674	74,923
	MGM Resorts International	4,306,945	72,357
	Whirlpool Corp.	542,284	70,242
*	LKQ Corp.	2,653,964	69,534
^	Carnival Corp.	4,134,255	67,884
	BorgWarner Inc.	1,809,875	63,889
	Wynn Resorts Ltd.	846,356	63,045
	Newell Brands Inc.	3,332,739	52,924
*	Mohawk Industries Inc.	518,273	52,739
	Leggett & Platt Inc.	1,151,782	40,485
^,*	Norwegian Cruise Line Holdings Ltd.	2,228,894	36,621
	Hanesbrands Inc.	3,047,996	34,412
	Tapestry Inc.	2,408,918	31,990
	L Brands Inc.	2,028,325	30,364
	Ralph Lauren Corp. Class A	417,954	30,310
	PVH Corp.	620,422	29,811
	Kohl’s Corp.	1,374,456	28,547
	H&R Block Inc.	1,670,650	23,857
	Gap Inc.	1,849,222	23,337
*	Under Armour Inc. Class A	1,620,088	15,780
*	Under Armour Inc. Class C	1,732,687	15,317
	Lennar Corp. Class B	46,974	2,165
			24,227,871
Consumer Staples (6.9%)
	Procter & Gamble Co.	21,609,164	2,583,808
	PepsiCo Inc.	12,111,080	1,601,811
	Coca-Cola Co.	33,740,353	1,507,519
	Walmart Inc.	12,359,579	1,480,430
	Costco Wholesale Corp.	3,854,004	1,168,573
	Philip Morris International Inc.	13,591,859	952,246
	Mondelez International Inc. Class A	12,459,840	637,072
	Altria Group Inc.	16,221,711	636,702
	Colgate-Palmolive Co.	7,476,276	547,712
	Kimberly-Clark Corp.	2,972,499	420,163
	Estee Lauder Cos. Inc. Class A	1,961,805	370,153
	General Mills Inc.	5,290,644	326,168
	Walgreens Boots Alliance Inc.	6,432,205	272,661
	Constellation Brands Inc. Class A	1,466,200	256,512
	Sysco Corp.	4,431,277	242,214
	Kroger Co.	6,862,533	232,297
*	Monster Beverage Corp.	3,263,190	226,204
	McCormick & Co. Inc.	1,079,289	193,635
	Archer-Daniels-Midland Co.	4,849,134	193,480
	Clorox Co.	841,976	184,704
	Kraft Heinz Co.	5,439,124	173,454
	Hershey Co.	1,286,538	166,761
	Church & Dwight Co. Inc.	2,146,306	165,909
	Tyson Foods Inc. Class A	2,569,032	153,397
	Conagra Brands Inc.	4,251,637	149,530
	Kellogg Co.	2,183,475	144,240
	Hormel Foods Corp.	2,445,909	118,064
	J M Smucker Co.	995,391	105,322
	Brown-Forman Corp. Class B	1,591,908	101,341
	Lamb Weston Holdings Inc.	1,274,923	81,506
	Campbell Soup Co.	1,476,960	73,302
	Molson Coors Beverage Co. Class B	1,641,893	56,415
	Coty Inc. Class A	2,621,369	11,718
			15,535,023
Energy (2.8%)
	Exxon Mobil Corp.	36,907,785	1,650,516
	Chevron Corp.	16,296,628	1,454,148
	ConocoPhillips	9,361,412	393,367
	Phillips 66	3,811,858	274,073
	Kinder Morgan Inc.	16,977,157	257,543
	EOG Resources Inc.	5,080,970	257,402
	Schlumberger Ltd.	12,118,234	222,854
	Marathon Petroleum Corp.	5,676,373	212,183
	Valero Energy Corp.	3,558,955	209,338
	Williams Cos. Inc.	10,590,207	201,426
	Pioneer Natural Resources Co.	1,439,267	140,616
	ONEOK Inc.	3,840,347	127,576
	Hess Corp.	2,279,351	118,093
	Occidental Petroleum Corp.	5,857,310	107,189
	Halliburton Co.	7,659,999	99,427
	Concho Resources Inc.	1,717,859	88,470
	Baker Hughes Co. Class A	5,719,635	88,025
	Cabot Oil & Gas Corp.	3,479,363	59,775
	Diamondback Energy Inc.	1,377,634	57,613
	Apache Corp.	3,289,454	44,408
	Marathon Oil Corp.	6,916,798	42,331
	National Oilwell Varco Inc.	3,379,218	41,395
	Devon Energy Corp.	3,342,714	37,906

5

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	HollyFrontier Corp.	1,296,415	37,855
	Noble Energy Inc.	4,174,431	37,403
	TechnipFMC plc	3,660,374	25,037
			6,285,969
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	16,968,855	3,029,110
	JPMorgan Chase & Co.	24,696,825	2,322,983
	Bank of America Corp.	68,154,780	1,618,676
	Citigroup Inc.	18,171,967	928,587
	Wells Fargo & Co.	32,567,489	833,728
	BlackRock Inc.	1,346,519	732,628
	S&P Global Inc.	2,102,738	692,810
	American Express Co.	5,761,718	548,516
	Goldman Sachs Group Inc.	2,701,522	533,875
	CME Group Inc.	3,130,039	508,757
	Morgan Stanley	10,452,684	504,865
	Chubb Ltd.	3,939,850	498,864
	Marsh & McLennan Cos. Inc.	4,453,643	478,188
	Truist Financial Corp.	11,762,175	441,670
	US Bancorp	11,965,190	440,558
	Intercontinental Exchange Inc.	4,776,455	437,523
	Progressive Corp.	5,108,873	409,272
	PNC Financial Services Group Inc.	3,703,374	389,632
	Aon plc Class A	2,017,095	388,492
	Moody’s Corp.	1,407,452	386,669
	Charles Schwab Corp.	10,001,541	337,452
	Bank of New York Mellon Corp.	7,033,024	271,826
	Allstate Corp.	2,741,787	265,926
	Travelers Cos. Inc.	2,206,957	251,703
	Capital One Financial Corp.	3,974,453	248,761
	MSCI Inc. Class A	742,100	247,728
	MetLife Inc.	6,733,744	245,916
	T. Rowe Price Group Inc.	1,986,183	245,294
	American International Group Inc.	7,518,472	234,426
	Aflac Inc.	6,263,583	225,677
	Willis Towers Watson plc	1,123,718	221,316
	Prudential Financial Inc.	3,448,055	209,987
	State Street Corp.	3,072,120	195,233
	MarketAxess Holdings Inc.	330,866	165,737
	Arthur J Gallagher & Co.	1,655,183	161,364
	Ameriprise Financial Inc.	1,067,863	160,222
	First Republic Bank	1,496,797	158,645
	Northern Trust Corp.	1,816,125	144,091
	Discover Financial Services	2,673,976	133,939
	Hartford Financial Services Group Inc.	3,125,794	120,499
	Fifth Third Bancorp	6,215,085	119,827
	Nasdaq Inc.	1,002,475	119,766
	M&T Bank Corp.	1,119,795	116,425
	Synchrony Financial	4,688,251	103,892
	KeyCorp	8,516,357	103,729
*	SVB Financial Group	449,778	96,941
	E*TRADE Financial Corp.	1,929,825	95,970
	Citizens Financial Group Inc.	3,724,746	94,013
	Regions Financial Corp.	8,356,024	92,919
	Principal Financial Group Inc.	2,223,947	92,383
	Cboe Global Markets Inc.	957,767	89,340
	Cincinnati Financial Corp.	1,317,410	84,354
	Huntington Bancshares Inc.	8,856,206	80,016
	Raymond James Financial Inc.	1,064,234	73,251
	Loews Corp.	2,112,475	72,437
	Everest Re Group Ltd.	349,070	71,978
	W R Berkley Corp.	1,232,052	70,584
	Globe Life Inc.	855,067	63,472
	Lincoln National Corp.	1,687,320	62,076
	Assurant Inc.	520,803	53,794
	Franklin Resources Inc.	2,419,494	50,737
	Zions Bancorp NA	1,429,047	48,588
	Comerica Inc.	1,211,984	46,177
	People’s United Financial Inc.	3,699,912	42,808
	Invesco Ltd.	3,297,010	35,476
	Unum Group	1,769,749	29,360
			22,381,458
Health Care (14.6%)
	Johnson & Johnson	22,996,794	3,234,039
	UnitedHealth Group Inc.	8,278,186	2,441,651
	Merck & Co. Inc.	22,032,354	1,703,762
	Pfizer Inc.	48,487,138	1,585,529
	AbbVie Inc.	15,383,205	1,510,323
	Abbott Laboratories	15,439,815	1,411,662
	Thermo Fisher Scientific Inc.	3,447,383	1,249,125
	Amgen Inc.	5,134,673	1,211,064
	Eli Lilly and Co.	7,351,306	1,206,937
	Bristol-Myers Squibb Co.	19,750,464	1,161,327
	Medtronic plc	11,705,968	1,073,437
	Danaher Corp.	5,492,464	971,232
	Gilead Sciences Inc.	10,945,998	842,185
	CVS Health Corp.	11,409,158	741,253

6

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	Vertex Pharmaceuticals Inc.	2,263,170	657,021
	Becton Dickinson and Co.	2,573,889	615,854
	Cigna Corp.	3,220,727	604,369
*	Intuitive Surgical Inc.	1,017,935	580,050
	Anthem Inc.	2,200,637	578,724
	Zoetis Inc.	4,145,686	568,125
*	Regeneron Pharmaceuticals Inc.	880,414	549,070
	Stryker Corp.	2,813,806	507,020
*	Illumina Inc.	1,283,122	475,204
	Humana Inc.	1,153,980	447,456
*	Boston Scientific Corp.	12,470,981	437,856
	Baxter International Inc.	4,441,420	382,406
*	Biogen Inc.	1,424,460	381,114
*	Edwards Lifesciences Corp.	5,408,961	373,813
*	DexCom Inc.	805,712	326,636
*	Centene Corp.	5,055,158	321,255
*	IDEXX Laboratories Inc.	741,336	244,760
	ResMed Inc.	1,262,758	242,450
	Agilent Technologies Inc.	2,695,291	238,183
	HCA Healthcare Inc.	2,298,780	223,120
*	IQVIA Holdings Inc.	1,550,255	219,950
	McKesson Corp.	1,412,793	216,751
*	Alexion Pharmaceuticals Inc.	1,927,661	216,361
	Zimmer Biomet Holdings Inc.	1,805,190	215,467
	Cerner Corp.	2,656,749	182,120
*	Align Technology Inc.	625,615	171,694
*	Mettler-Toledo International Inc.	208,680	168,102
*	Incyte Corp.	1,574,941	163,747
	Teleflex Inc.	405,254	147,504
	West Pharmaceutical Services Inc.	642,453	145,946
*	Laboratory Corp. of America Holdings	848,522	140,948
	Cardinal Health Inc.	2,548,924	133,028
	Quest Diagnostics Inc.	1,167,289	133,024
	AmerisourceBergen Corp. Class A	1,295,976	130,596
*	Hologic Inc.	2,253,863	128,470
	Cooper Cos. Inc.	428,818	121,630
	STERIS plc	741,547	113,783
*	Waters Corp.	540,407	97,489
*	Varian Medical Systems Inc.	792,759	97,129
	PerkinElmer Inc.	972,493	95,392
*	ABIOMED Inc.	392,496	94,811
	Dentsply Sirona Inc.	1,912,650	84,271
*	Bio-Rad Laboratories Inc. Class A	186,588	84,243
*	Henry Schein Inc.	1,246,062	72,758
*	Mylan NV	4,512,720	72,565
	Perrigo Co. plc	1,189,571	65,748
	Universal Health Services Inc. Class B	678,098	62,989
*	DaVita Inc.	744,262	58,901
			32,733,429
Industrials (7.9%)
	Union Pacific Corp.	5,923,134	1,001,424
	Honeywell International Inc.	6,126,351	885,809
	Boeing Co.	4,679,670	857,783
	Raytheon Technologies Corp.	12,838,358	791,100
	Lockheed Martin Corp.	2,154,090	786,070
	3M Co.	5,020,779	783,191
	United Parcel Service Inc. Class B	6,146,064	683,319
	Caterpillar Inc.	4,724,328	597,627
	General Electric Co.	76,353,890	521,497
	CSX Corp.	6,681,670	465,980
	Illinois Tool Works Inc.	2,509,389	438,767
	Deere & Co.	2,730,906	429,162
	Northrop Grumman Corp.	1,353,242	416,041
	Norfolk Southern Corp.	2,236,199	392,609
	Waste Management Inc.	3,389,008	358,930
	Roper Technologies Inc.	911,273	353,811
	Emerson Electric Co.	5,215,418	323,512
	L3Harris Technologies Inc.	1,884,235	319,698
	Eaton Corp. plc	3,491,576	305,443
	General Dynamics Corp.	2,028,197	303,134
	FedEx Corp.	2,098,065	294,191
	IHS Markit Ltd.	3,482,009	262,892
	Verisk Analytics Inc. Class A	1,416,215	241,040
	PACCAR Inc.	3,017,417	225,854
	Cummins Inc.	1,287,706	223,108
	Johnson Controls International plc	6,493,174	221,677
	Rockwell Automation Inc.	1,011,026	215,349
	Fastenal Co.	4,999,954	214,198
	Parker-Hannifin Corp.	1,120,500	205,354
	Otis Worldwide Corp.	3,553,404	202,047
	Cintas Corp.	735,694	195,959
	TransDigm Group Inc.	439,000	194,060
	Stanley Black & Decker Inc.	1,345,414	187,524
	Trane Technologies plc	2,088,054	185,795
	Equifax Inc.	1,059,558	182,117

7

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	AMETEK Inc.	2,002,670	178,979
	Fortive Corp.	2,587,535	175,073
	Southwest Airlines Co.	4,681,558	160,016
	Carrier Global Corp.	7,107,009	157,918
	Republic Services Inc. Class A	1,833,649	150,451
*	Copart Inc.	1,803,535	150,180
	Old Dominion Freight Line Inc.	823,697	139,691
	Delta Air Lines Inc.	4,955,257	138,995
	Kansas City Southern	829,511	123,838
	Dover Corp.	1,256,494	121,327
	WW Grainger Inc.	378,001	118,753
	Masco Corp.	2,302,429	115,605
	Expeditors International of Washington Inc.	1,452,654	110,460
	IDEX Corp.	658,017	103,993
	Xylem Inc.	1,570,540	102,022
*	Teledyne Technologies Inc.	320,066	99,524
	Jacobs Engineering Group Inc.	1,135,959	96,329
*	United Rentals Inc.	629,027	93,750
	CH Robinson Worldwide Inc.	1,175,010	92,896
	Westinghouse Air Brake Technologies Corp.	1,578,130	90,853
	JB Hunt Transport Services Inc.	736,468	88,627
*	Ingersoll Rand Inc.	3,018,460	84,879
	Allegion plc	805,029	82,290
	Fortune Brands Home & Security Inc.	1,219,814	77,983
*	United Airlines Holdings Inc.	2,205,904	76,346
	Snap-on Inc.	474,496	65,722
	Textron Inc.	1,987,454	65,407
	Huntington Ingalls Industries Inc.	353,367	61,659
^	American Airlines Group Inc.	4,338,032	56,698
	A O Smith Corp.	1,179,125	55,560
	Pentair plc	1,446,326	54,946
	Howmet Aerospace Inc.	3,347,112	53,052
	Robert Half International Inc.	999,843	52,822
	Rollins Inc.	1,230,229	52,149
	Quanta Services Inc.	1,200,268	47,086
	Nielsen Holdings plc	3,112,558	46,253
	Alaska Air Group Inc.	1,070,300	38,809
	Flowserve Corp.	1,135,468	32,384
			17,879,397
Information Technology (27.3%)
	Microsoft Corp.	66,194,516	13,471,246
	Apple Inc.	35,563,610	12,973,605
	Visa Inc. Class A	14,726,411	2,844,701
	Mastercard Inc. Class A	7,714,605	2,281,209
	Intel Corp.	36,957,444	2,211,164
	NVIDIA Corp.	5,369,384	2,039,883
*	Adobe Inc.	4,205,532	1,830,710
*	PayPal Holdings Inc.	10,249,027	1,785,688
	Cisco Systems Inc.	37,017,696	1,726,505
*	salesforce.com Inc.	7,864,721	1,473,298
	Accenture plc Class A	5,560,439	1,193,937
	Broadcom Inc.	3,489,660	1,101,372
	Texas Instruments Inc.	8,010,958	1,017,151
	Oracle Corp.	18,167,797	1,004,134
	International Business Machines Corp.	7,750,299	936,004
	QUALCOMM Inc.	9,819,255	895,614
	Fidelity National Information Services Inc.	5,392,988	723,146
*	ServiceNow Inc.	1,664,658	674,286
	Intuit Inc.	2,276,201	674,188
	Automatic Data Processing Inc.	3,751,481	558,558
*	Advanced Micro Devices Inc.	10,223,212	537,843
*	Micron Technology Inc.	9,708,189	500,166
	Applied Materials Inc.	7,999,942	483,596
*	Fiserv Inc.	4,908,779	479,195
*	Autodesk Inc.	1,913,296	457,641
	Global Payments Inc.	2,610,857	442,854
	Lam Research Corp.	1,267,153	409,873
	Analog Devices Inc.	3,215,913	394,400
	Cognizant Technology Solutions Corp. Class A	4,718,782	268,121
	KLA Corp.	1,353,379	263,205
*	Synopsys Inc.	1,316,287	256,676
	Amphenol Corp. Class A	2,583,072	247,484
	TE Connectivity Ltd.	2,879,486	234,822
*	Cadence Design Systems Inc.	2,437,060	233,860
	Microchip Technology Inc.	2,141,622	225,534
*	ANSYS Inc.	749,922	218,775
	HP Inc.	12,482,476	217,570
	Paychex Inc.	2,786,916	211,109
	Xilinx Inc.	2,122,570	208,840
	Motorola Solutions Inc.	1,484,524	208,026
	Skyworks Solutions Inc.	1,456,329	186,206

8

Institutional Index Fund

			Market
			Value•
		Shares	($000)
*	FleetCor Technologies Inc.	731,587	184,016
*	VeriSign Inc.	887,482	183,558
	Corning Inc.	6,625,859	171,610
*	Keysight Technologies Inc.	1,632,750	164,549
*	Fortinet Inc.	1,171,161	160,765
*	Akamai Technologies Inc.	1,416,405	151,683
	Citrix Systems Inc.	1,012,959	149,827
	CDW Corp.	1,242,406	144,343
	Maxim Integrated Products Inc.	2,327,423	141,065
*	Paycom Software Inc.	421,132	130,437
	Broadridge Financial Solutions Inc.	1,002,280	126,478
	Jack Henry & Associates Inc.	668,804	123,080
*	Tyler Technologies Inc.	347,120	120,409
*	Zebra Technologies Corp.	463,431	118,615
	Western Digital Corp.	2,616,534	115,520
*	Qorvo Inc.	1,001,579	110,704
	Leidos Holdings Inc.	1,165,530	109,175
	Hewlett Packard Enterprise Co.	11,216,865	109,140
*	Arista Networks Inc.	469,174	98,541
	Seagate Technology plc	1,971,389	95,435
*	Gartner Inc.	778,526	94,459
	NortonLifeLock Inc.	4,730,633	93,808
	NetApp Inc.	1,931,095	85,683
	Western Union Co.	3,587,149	77,554
*	F5 Networks Inc.	531,632	74,152
	Juniper Networks Inc.	2,892,862	66,131
*	IPG Photonics Corp.	309,475	49,637
	FLIR Systems Inc.	1,140,780	46,281
	DXC Technology Co.	2,212,960	36,514
	Xerox Holdings Corp.	1,591,213	24,330
		61,459,694
Materials (2.5%)
	Linde plc	4,584,153	972,345
	Air Products & Chemicals Inc.	1,927,677	465,457
	Newmont Corp.	7,005,504	432,520
	Ecolab Inc.	2,158,569	429,447
	Sherwin-Williams Co.	705,367	407,596
	DuPont de Nemours Inc.	6,405,379	340,318
	Dow Inc.	6,466,052	263,556
	PPG Industries Inc.	2,059,383	218,418
	Ball Corp.	2,845,471	197,732
	Corteva Inc.	6,532,402	175,003
	LyondellBasell Industries NV	2,243,053	147,413
	Freeport-McMoRan Inc.	12,675,536	146,656
	Amcor plc	13,742,789	140,314
	Vulcan Materials Co.	1,156,000	133,923
	International Paper Co.	3,430,808	120,799
^	International Flavors & Fragrances Inc.	932,741	114,223
	FMC Corp.	1,129,930	112,564
	Martin Marietta Materials Inc.	543,348	112,239
	Nucor Corp.	2,628,590	108,850
	Celanese Corp. Class A	1,032,312	89,130
	Avery Dennison Corp.	727,089	82,954
	Eastman Chemical Co.	1,186,508	82,628
	Packaging Corp. of America	827,857	82,620
	Albemarle Corp.	927,694	71,627
	Westrock Co.	2,263,117	63,956
	CF Industries Holdings Inc.	1,865,302	52,490
	Sealed Air Corp.	1,358,521	44,627
	Mosaic Co.	3,044,876	38,091
			5,647,496
Real Estate (2.8%)
	American Tower Corp.	3,869,555	1,000,435
	Crown Castle International Corp.	3,637,773	608,781
	Prologis Inc.	6,447,115	601,709
	Equinix Inc.	772,585	542,586
	Digital Realty Trust Inc.	2,342,130	332,840
	SBA Communications Corp. Class A	974,378	290,287
	Public Storage	1,312,184	251,795
	AvalonBay Communities Inc.	1,228,554	189,984
	Welltower Inc.	3,644,385	188,597
	Simon Property Group Inc.	2,669,094	182,513
	Equity Residential	3,053,715	179,619
	Alexandria Real Estate Equities Inc.	1,101,657	178,744
	Realty Income Corp.	2,997,880	178,374
	Weyerhaeuser Co.	6,514,451	146,315
*	CBRE Group Inc. Class A	2,925,835	132,306
	Essex Property Trust Inc.	571,095	130,878
	Healthpeak Properties Inc.	4,699,563	129,520
	Ventas Inc.	3,256,973	119,270
	Mid-America Apartment Communities Inc.	998,378	114,484
	Boston Properties Inc.	1,261,559	114,020
	Duke Realty Corp.	3,216,046	113,816
	Extra Space Storage Inc.	1,126,900	104,092
	UDR Inc.	2,575,120	96,258
	Regency Centers Corp.	1,478,932	67,868

9

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts Inc.	6,147,702	66,334
^	Iron Mountain Inc.	2,510,354	65,520
	Vornado Realty Trust	1,382,415	52,822
	Federal Realty Investment Trust	614,011	52,320
	Apartment Investment and Management Co.	1,296,464	48,799
	Kimco Realty Corp.	3,773,125	48,447
	SL Green Realty Corp.	670,188	33,033
			6,362,366
Utilities (3.1%)
	NextEra Energy Inc.	4,272,292	1,026,076
	Dominion Energy Inc.	7,325,459	594,681
	Duke Energy Corp.	6,413,980	512,413
	Southern Co.	9,217,282	477,916
	American Electric Power Co. Inc.	4,325,818	344,508
	Exelon Corp.	8,505,443	308,663
	Sempra Energy	2,553,516	299,349
	Xcel Energy Inc.	4,582,690	286,418
	Eversource Energy	2,936,803	244,548
	WEC Energy Group Inc.	2,753,271	241,324
	Public Service Enterprise Group Inc.	4,413,574	216,971
	Consolidated Edison Inc.	2,916,185	209,761
	American Water Works Co. Inc.	1,580,050	203,289
	FirstEnergy Corp.	4,729,009	183,391
	DTE Energy Co.	1,681,295	180,739
	Edison International	3,299,085	179,173
	PPL Corp.	6,710,811	173,407
	Entergy Corp.	1,747,323	163,916
	Ameren Corp.	2,154,962	151,623
	CMS Energy Corp.	2,498,244	145,948
	Evergy Inc.	1,979,331	117,355
	Atmos Energy Corp.	1,067,677	106,319
	Alliant Energy Corp.	2,178,188	104,205
	CenterPoint Energy Inc.	4,755,575	88,787
	AES Corp.	5,805,064	84,115
	NiSource Inc.	3,342,120	76,000
	Pinnacle West Capital Corp.	982,222	71,987
	NRG Energy Inc.	2,130,105	69,356
			6,862,238
Total Common Stocks (Cost $108,063,703)			223,507,792
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1,2]	Vanguard Market Liquidity Fund 0.227%	13,293,251	1,329,325

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3]	United States Cash Management Bill, 0.165%, 11/3/20	27,540	27,525
[3]	United States Cash Management Bill, 0.140%, 10/13/20	5,000	4,998
[3]	United States Cash Management Bill, 0.116%, 9/29/20	3,000	2,999
[3]	United States Treasury Bill, 0.100%–0.103%, 7/14/20	54,000	53,998
			89,520
Total Temporary Cash Investments (Cost $1,418,445)			1,418,845
Total Investments (100.0%) (Cost $109,482,148)			224,926,637
Other Asset and Liabilities—Net (0.0%)			(59,691)
Net Assets (100%)			224,866,946

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $259,972,000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2	Collateral of $272,805,000 was received for securities on loan, of which $271,005,000 is held in Vanguard Market Liquidity Fund and $1,800,000 is held in cash.

3	Securities with a value of $88,503,000 have been segregated as initial margin for open futures contracts.

10

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		September 2020		7,153	1,105,210	26,947

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Clorox Co.	2/2/21	GSI	52,008	(0.194)	2,831	—
JPMorgan Chase & Co.	9/2/21	BOANA	184,889	(0.632)	—	(6,265)
Occidental Petroleum Corp.	2/2/21	GSI	38,100	(0.194)	—	(1,483)
					2,831	(7,748)

1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At June 30, 2020, a counterparty had deposited in a segregated account cash of $9,060,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Institutional Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $108,153,222)	223,597,312
Affiliated Issuers (Cost $1,328,926)	1,329,325
Total Investment in Securities	224,926,637
Investment in Vanguard	10,177
Cash	17,768
Receivables for Investment Securities Sold	1,198,390
Receivables for Accrued Income	178,053
Receivables for Capital Shares Issued	215,332
Variation Margin Receivable—Futures Contracts	14,854
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,831
Total Assets	226,564,042
Liabilities
Payables for Investment Securities Purchased	155
Collateral for Securities on Loan	272,805
Payables for Capital Shares Redeemed	1,412,438
Payables for Distributions	789
Payables to Vanguard	3,161
Unrealized Depreciation—Over-the-Counter Swap Contracts	7,748
Total Liabilities	1,697,096
Net Assets	224,866,946

At June 30, 2020, net assets consisted of:

Paid-in Capital	106,984,607
Total Distributable Earnings (Loss)	117,882,339
Net Assets	224,866,946

Institutional Shares—Net Assets
Applicable to 384,336,352 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,268,561
Net Asset Value Per Share—Institutional Shares	$276.50

Institutional Plus Shares—Net Assets
Applicable to 428,913,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,598,385
Net Asset Value Per Share—Institutional Plus Shares	$276.51

See accompanying Notes, which are an integral part of the Financial Statements.

12

Institutional Index Fund

Statement of Operations
Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	2,194,628
Interest[1]	3,750
Securities Lending—Net	3,503
Total Income	2,201,881
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,976
Management and Administrative—Institutional Shares	15,249
Management and Administrative—Institutional Plus Shares	8,867
Marketing and Distribution—Institutional Shares	1,247
Marketing and Distribution—Institutional Plus Shares	627
Custodian Fees	482
Shareholders’ Reports—Institutional Shares	183
Shareholders’ Reports—Institutional Plus Shares	226
Trustees’ Fees and Expenses	71
Total Expenses	29,928
Net Investment Income	2,171,953
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,427,197
Futures Contracts	(76,946)
Swap Contracts	1,801
Realized Net Gain (Loss)	2,352,052
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(12,319,735)
Futures Contracts	26,076
Swap Contracts	(7,676)
Change in Unrealized Appreciation (Depreciation)	(12,301,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,777,330)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,463,000, $56,000, and $393,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $913,004,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,171,953	4,492,233
Realized Net Gain (Loss)	2,352,052	6,459,230
Change in Unrealized Appreciation (Depreciation)	(12,301,335)	50,144,079
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,777,330)	61,095,542
Distributions[1]
Institutional Shares	(1,566,302)	(3,467,753)
Institutional Plus Shares	(1,752,571)	(3,565,031)
Total Distributions	(3,318,873)	(7,032,784)
Capital Share Transactions
Institutional Shares	(5,208,981)	(14,747,377)
Institutional Plus Shares	(1,000,765)	2,853,989
Net Increase (Decrease) from Capital Share Transactions	(6,209,746)	(11,893,388)
Total Increase (Decrease)	(17,305,949)	42,169,370
Net Assets
Beginning of Period	242,172,895	200,003,525
End of Period	224,866,946	242,172,895

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$290.23	$227.55	$243.46	$203.83	$186.62	$188.67
Investment Operations
Net Investment Income	2.623[1]	5.203[1]	5.059[1]	4.379[1]	4.210	4.585[2]
Net Realized and Unrealized Gain (Loss) on Investments	(12.298)	65.746	(15.434)	39.687	17.814	(2.065)
Total from Investment Operations	(9.675)	70.949	(10.375)	44.066	22.024	2.520
Distributions
Dividends from Net Investment Income	(2.649)	(5.550)	(4.837)	(4.436)	(4.223)	(4.570)
Distributions from Realized Capital Gains	(1.406)	(2.719)	(.698)	—	(.591)	—
Total Distributions	(4.055)	(8.269)	(5.535)	(4.436)	(4.814)	(4.570)
Net Asset Value, End of Period	$276.50	$290.23	$227.55	$243.46	$203.83	$186.62

Total Return	-3.08%	31.46%	-4.42%	21.79%	11.93%	1.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,269	$116,814	$104,296	$140,591	$120,014	$104,705
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.98%	2.03%	1.96%	2.19%	2.43%[2]
Portfolio Turnover Rate[3]	2%	4%	6%	5%	5%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$290.25	$227.57	$243.48	$203.84	$186.63	$188.68
Investment Operations
Net Investment Income	2.643[1]	5.252[1]	5.167[1]	4.414[1]	4.248	4.622[2]
Net Realized and Unrealized Gain (Loss) on Investments	(12.305)	65.739	(15.503)	39.705	17.814	(2.065)
Total from Investment Operations	(9.662)	70.991	(10.336)	44.119	22.062	2.557
Distributions
Dividends from Net Investment Income	(2.671)	(5.592)	(4.876)	(4.479)	(4.261)	(4.607)
Distributions from Realized Capital Gains	(1.407)	(2.719)	(.698)	—	(.591)	—
Total Distributions	(4.078)	(8.311)	(5.574)	(4.479)	(4.852)	(4.607)
Net Asset Value, End of Period	$276.51	$290.25	$227.57	$243.48	$203.84	$186.63

Total Return	-3.07%	31.48%	-4.41%	21.82%	11.95%	1.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,598	$125,359	$95,707	$91,567	$91,481	$90,042
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.99%	2.05%	1.98%	2.21%	2.45%[2]
Portfolio Turnover Rate[3]	2%	4%	6%	5%	5%	5%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

17

Institutional Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

18

Institutional Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

19

Institutional Index Fund

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $10,177,000, representing less than 0.01% of the fund’s net assets and 4.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

20

Institutional Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	223,507,792	—	—	223,507,792
Temporary Cash Investments	1,329,325	89,520	—	1,418,845
Total	224,837,117	89,520	—	224,926,637
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,854	—	—	14,854
Swap Contracts	—	2,831	—	2,831
Total	14,854	2,831	—	17,685
Liabilities
Swap Contracts	—	7,748	—	7,748

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	109,482,148
Gross Unrealized Appreciation	126,487,051
Gross Unrealized Depreciation	(11,020,532)
Net Unrealized Appreciation (Depreciation)	115,466,519

E.  During the six months ended June 30, 2020, the fund purchased $4,111,045,000 of investment securities and sold $12,572,673,000 of investment securities, other than temporary cash investments. Purchases and sales include $249,413,000 and $1,398,681,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $509,838,000 and $511,875,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

21

Institutional Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	9,428,027	36,012	14,883,249	56,631
Issued in Lieu of Cash Distributions	1,444,791	6,162	3,215,012	11,843
Redeemed	(16,081,799)	(60,320)	(32,845,638)	(124,329)
Net Increase (Decrease)—Institutional Shares	(5,208,981)	(18,146)	(14,747,377)	(55,855)
Institutional Plus Shares
Issued	9,938,780	37,416	19,449,819	74,177
Issued in Lieu of Cash Distributions	1,690,576	7,203	3,447,974	12,677
Redeemed	(12,630,121)	(47,606)	(20,043,804)	(75,519)
Net Increase (Decrease)—Institutional Plus Shares	(1,000,765)	(2,987)	2,853,989	11,335

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

22

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

23

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

25

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082020

Semiannual Report | June 30, 2020 Vanguard Institutional Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	54

Liquidity Risk Management	56

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$966.00	$0.15
Institutional Plus Shares	1,000.00	966.05	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.71	$0.15
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Institutional Total Stock Market Index Fund

Fund Allocation

As of June 30, 2020

Basic Materials	2.0%
Consumer Goods	7.9
Consumer Services	14.2
Financials	16.3
Health Care	14.0
Industrials	11.8
Oil & Gas	2.7
Technology	26.3
Telecommunications	1.8
Utilities	3.0

The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Linde plc	649,291	137,721
	Air Products & Chemicals Inc.	273,001	65,919
	Ecolab Inc.	313,963	62,463
	Newmont Corp.	993,224	61,322
	Dow Inc.	921,575	37,563
	PPG Industries Inc.	291,635	30,931
	Fastenal Co.	709,837	30,409
	Freeport-McMoRan Inc.	1,808,933	20,929
	LyondellBasell Industries NV	308,910	20,302
	International Paper Co.	484,471	17,058
^	International Flavors & Fragrances Inc.	132,471	16,222
	FMC Corp.	161,018	16,041
	Nucor Corp.	373,061	15,448
	Celanese Corp. Class A	147,359	12,723
	RPM International Inc.	160,377	12,038
	Eastman Chemical Co.	164,604	11,463
	Albemarle Corp.	131,714	10,170
	Royal Gold Inc.	81,182	10,093
	Reliance Steel & Aluminum Co.	78,961	7,496
	CF Industries Holdings Inc.	266,252	7,492
	Steel Dynamics Inc.	249,810	6,518
	Scotts Miracle-Gro Co.	48,097	6,468
	Mosaic Co.	475,019	5,943
*	Axalta Coating Systems Ltd.	258,680	5,833
	Ashland Global Holdings Inc.	75,720	5,232
	Hexcel Corp.	105,131	4,754
	Valvoline Inc.	231,445	4,474
	Huntsman Corp.	240,324	4,319
	NewMarket Corp.	10,699	4,285
	W R Grace & Co.	83,504	4,243
	Balchem Corp.	39,746	3,770
	UFP Industries Inc.	71,163	3,523
*	Univar Solutions Inc.	207,193	3,493
	Chemours Co.	206,185	3,165
	Quaker Chemical Corp.	16,856	3,129
	Commercial Metals Co.	144,975	2,958
*	Element Solutions Inc.	270,084	2,930
	HB Fuller Co.	65,093	2,903
	PolyOne Corp.	110,565	2,900
	Cleveland-Cliffs Inc.	504,030	2,782
*	Ingevity Corp.	52,813	2,776
	Sensient Technologies Corp.	51,600	2,691
*	Alcoa Corp.	234,751	2,639
	Cabot Corp.	70,001	2,594
	Stepan Co.	24,454	2,375
	Olin Corp.	202,422	2,326
	Innospec Inc.	29,744	2,298
	Westlake Chemical Corp.	39,628	2,126
	Minerals Technologies Inc.	44,508	2,089
	Compass Minerals International Inc.	41,438	2,020
^	United States Steel Corp.	273,567	1,975
	Hecla Mining Co.	602,598	1,971
*	Arconic Corp.	136,057	1,895
	Worthington Industries Inc.	42,331	1,579
	Materion Corp.	25,274	1,554
	Domtar Corp.	72,531	1,531
	Carpenter Technology Corp.	60,696	1,474
	Kaiser Aluminum Corp.	19,395	1,428
*	Coeur Mining Inc.	266,397	1,353
*	GCP Applied Technologies Inc.	72,299	1,343
	Schweitzer-Mauduit International Inc.	39,371	1,315
*	Ferro Corp.	102,236	1,221
	Neenah Inc.	21,378	1,057
	Warrior Met Coal Inc.	63,806	982
	P H Glatfelter Co.	57,044	916
	Chase Corp.	8,838	906
	Tronox Holdings plc Class A	108,134	781
*	Clearwater Paper Corp.	19,196	694
*	Kraton Corp.	40,056	692

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	GrafTech International Ltd.	85,601	683
*	PQ Group Holdings Inc.	51,278	679
	Tredegar Corp.	38,477	593
	Schnitzer Steel Industries Inc.	31,362	553
	Arch Coal Inc. Class A	18,320	521
	Verso Corp.	42,679	510
*	Koppers Holdings Inc.	26,324	496
	American Vanguard Corp.	34,695	477
	Hawkins Inc.	10,592	451
*	Century Aluminum Co.	62,625	447
	Omega Flex Inc.	3,782	400
*	AdvanSix Inc.	32,936	387
	Haynes International Inc.	16,486	385
	FutureFuel Corp.	29,233	349
	US Silica Holdings Inc.	94,753	342
	Kronos Worldwide Inc.	30,597	319
	SunCoke Energy Inc.	107,122	317
	Gold Resource Corp.	68,800	283
	Peabody Energy Corp.	82,742	238
*	Uranium Energy Corp.	255,317	224
*	Rayonier Advanced Materials Inc.	68,586	193
*	TimkenSteel Corp.	45,826	178
*	Energy Fuels Inc.	109,583	165
*	Resolute Forest Products Inc.	74,075	156
*	AgroFresh Solutions Inc.	43,901	133
	NACCO Industries Inc. Class A	5,414	126
*	CONSOL Energy Inc.	24,489	124
*	Intrepid Potash Inc.	112,982	112
*	Marrone Bio Innovations Inc.	87,556	102
*	Ryerson Holding Corp.	17,637	99
	Northern Technologies International Corp.	12,332	98
*	Ur-Energy Inc.	192,839	98
*	Synalloy Corp.	11,687	87
*	Universal Stainless & Alloy Products Inc.	9,128	79
*	Golden Minerals Co.	174,185	75
*	Contura Energy Inc.	23,876	73
	Olympic Steel Inc.	5,709	67
	Friedman Industries Inc.	12,162	61
*	Ampco-Pittsburgh Corp.	17,598	54
*	Core Molding Technologies Inc.	12,449	51
*	LSB Industries Inc.	38,041	44
	United-Guardian Inc.	2,927	43
*	American Resources Corp. Class A	31,283	37
	NL Industries Inc.	9,862	34
*	Ramaco Resources Inc.	12,183	26
	Hallador Energy Co.	29,570	19
*	Solitario Zinc Corp.	56,237	18
*	General Moly Inc.	71,757	14
^,*	Hi-Crush Inc.	90,037	14
			747,060
Consumer Goods (7.8%)
	Procter & Gamble Co.	3,061,761	366,095
	PepsiCo Inc.	1,715,004	226,826
	Coca-Cola Co.	4,777,333	213,451
^,*	Tesla Inc.	183,622	198,277
	NIKE Inc. Class B	1,531,907	150,203
	Philip Morris International Inc.	1,925,467	134,898
	Altria Group Inc.	2,299,595	90,259
	Mondelez International Inc. Class A	1,763,233	90,154
	Colgate-Palmolive Co.	1,061,079	77,735
	Activision Blizzard Inc.	953,581	72,377
	Kimberly-Clark Corp.	421,670	59,603
	Estee Lauder Cos. Inc. Class A	251,120	47,381
*	Electronic Arts Inc.	356,716	47,104
	General Mills Inc.	748,984	46,175
*	Lululemon Athletica Inc.	146,091	45,582
	General Motors Co.	1,591,974	40,277
	Constellation Brands Inc. Class A	197,773	34,600
	Clorox Co.	155,706	34,157
*	Monster Beverage Corp.	457,771	31,733
	Ford Motor Co.	4,815,971	29,281
	McCormick & Co. Inc.	153,386	27,519
	Archer-Daniels-Midland Co.	689,206	27,499
	Kraft Heinz Co.	831,687	26,523
	Aptiv plc	331,831	25,856
	Corteva Inc.	927,233	24,841
	Brown-Forman Corp. Class B	383,811	24,433
	DR Horton Inc.	428,025	23,734
	VF Corp.	385,514	23,493
	Hershey Co.	181,110	23,475
	Church & Dwight Co. Inc.	303,273	23,443
	Tyson Foods Inc. Class A	364,477	21,763
	Kellogg Co.	316,590	20,914
	Lennar Corp. Class A	333,039	20,522
	Conagra Brands Inc.	573,155	20,158
*	Take-Two Interactive Software Inc.	140,424	19,599
	Tiffany & Co.	149,916	18,281
	Garmin Ltd.	176,307	17,190
	Hormel Foods Corp.	332,338	16,042
	Genuine Parts Co.	170,104	14,792
	J M Smucker Co.	134,471	14,228
*	NVR Inc.	4,317	14,068

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Pool Corp.	46,769	12,715
	Keurig Dr Pepper Ord Shs	436,002	12,382
	Campbell Soup Co.	241,744	11,998
	Hasbro Inc.	159,612	11,963
	Lamb Weston Holdings Inc.	180,672	11,550
	Fortune Brands Home & Security Inc.	172,138	11,005
	PulteGroup Inc.	313,315	10,662
	Whirlpool Corp.	77,796	10,077
*	Zynga Inc.	1,054,543	10,060
	BorgWarner Inc.	253,715	8,956
*	LKQ Corp.	339,135	8,885
	Lear Corp.	73,359	7,998
	Gentex Corp.	294,715	7,595
	Molson Coors Beverage Co. Class B	217,938	7,488
	Newell Brands Inc.	469,564	7,457
*	Mohawk Industries Inc.	71,796	7,306
*	Beyond Meat Inc.	54,313	7,277
	Thor Industries Inc.	65,011	6,926
	Bunge Ltd.	167,964	6,908
*	Post Holdings Inc.	77,828	6,819
	Polaris Inc.	72,805	6,738
*	Deckers Outdoor Corp.	34,181	6,713
	Ingredion Inc.	77,961	6,471
*	Helen of Troy Ltd.	31,537	5,947
*	Boston Beer Co. Inc. Class A	10,966	5,885
	Leggett & Platt Inc.	163,861	5,760
*	US Foods Holding Corp.	271,248	5,349
*	Herbalife Nutrition Ltd.	118,375	5,325
*	Skechers USA Inc. Class A	167,428	5,254
*	Darling Ingredients Inc.	204,537	5,036
	Flowers Foods Inc.	224,972	5,030
	Hanesbrands Inc.	417,494	4,714
	Toll Brothers Inc.	141,564	4,614
	Tapestry Inc.	343,903	4,567
	Harley-Davidson Inc.	192,129	4,567
	Carter’s Inc.	55,213	4,456
*	Tempur Sealy International Inc.	61,269	4,408
	PVH Corp.	89,054	4,279
*	Fox Factory Holding Corp.	50,900	4,205
*	Mattel Inc.	433,244	4,189
*	YETI Holdings Inc.	97,797	4,179
	Ralph Lauren Corp. Class A	56,732	4,114
*	Freshpet Inc.	47,557	3,979
	Lancaster Colony Corp.	24,237	3,757
	Energizer Holdings Inc.	77,892	3,699
*	Meritage Homes Corp.	46,400	3,532
	KB Home	109,268	3,352
	WD-40 Co.	16,869	3,345
	LCI Industries	28,933	3,327
*	Hain Celestial Group Inc.	98,970	3,119
*	TreeHouse Foods Inc.	71,175	3,117
	Columbia Sportswear Co.	38,335	3,089
*	Crocs Inc.	81,652	3,006
*	Taylor Morrison Home Corp. Class A	148,543	2,865
	Sanderson Farms Inc.	24,592	2,850
*	Capri Holdings Ltd.	174,444	2,727
	Winnebago Industries Inc.	40,135	2,674
*	iRobot Corp.	31,391	2,634
	Goodyear Tire & Rubber Co.	293,374	2,624
*	Primo Water Corp.	189,746	2,609
*	TRI Pointe Group Inc.	173,440	2,548
	J&J Snack Foods Corp.	19,096	2,428
*	Visteon Corp.	35,137	2,407
*	Under Armour Inc. Class A	245,883	2,395
*	Dorman Products Inc.	34,667	2,325
	Steven Madden Ltd.	93,756	2,315
	MDC Holdings Inc.	64,759	2,312
	Nu Skin Enterprises Inc. Class A	60,473	2,312
	Spectrum Brands Holdings Inc.	50,150	2,302
	Reynolds Consumer Products Inc.	63,287	2,199
	Dana Inc.	179,917	2,193
	Wolverine World Wide Inc.	92,066	2,192
*	Edgewell Personal Care Co.	69,133	2,154
*	LGI Homes Inc.	24,371	2,145
*	Cavco Industries Inc.	11,038	2,129
	Callaway Golf Co.	119,748	2,097
*	Under Armour Inc. Class C	218,200	1,929
^	B&G Foods Inc.	79,096	1,928
*	Fitbit Inc.	285,690	1,846
	Medifast Inc.	13,213	1,834
*	Hostess Brands Inc. Class A	145,998	1,784
*	Knowles Corp.	115,092	1,756
	Herman Miller Inc.	73,182	1,728
	Cooper Tire & Rubber Co.	62,284	1,720
	HNI Corp.	53,487	1,635
*	Glu Mobile Inc.	176,302	1,634
*	Cal-Maine Foods Inc.	35,652	1,586
*	Central Garden & Pet Co. Class A	46,905	1,585
*	Gentherm Inc.	40,678	1,582
	La-Z-Boy Inc.	58,371	1,580
	Sturm Ruger & Co. Inc.	20,536	1,561
*	Delphi Technologies plc	109,531	1,556
*	Skyline Champion Corp.	63,833	1,554
*	Sonos Inc.	105,887	1,549
	Vector Group Ltd.	148,180	1,491
*	Sleep Number Corp.	34,463	1,435

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Smith & Wesson Brands Inc.	65,616	1,412
	Coca-Cola Consolidated Inc.	6,035	1,383
*	Malibu Boats Inc. Class A	26,575	1,381
	Coty Inc. Class A	306,571	1,370
	Acushnet Holdings Corp.	37,612	1,309
	Universal Corp.	29,702	1,263
	Calavo Growers Inc.	19,629	1,235
	Lennar Corp. Class B	26,476	1,220
	Steelcase Inc. Class A	100,216	1,209
*	M/I Homes Inc.	34,631	1,193
	Kontoor Brands Inc.	64,580	1,150
*	American Axle & Manufacturing Holdings Inc.	146,376	1,112
*	Pilgrim’s Pride Corp.	65,393	1,104
*	USANA Health Sciences Inc.	15,023	1,103
*	Vista Outdoor Inc.	74,970	1,083
	Camping World Holdings Inc. Class A	39,628	1,076
	Inter Parfums Inc.	21,794	1,049
*	BellRing Brands Inc. Class A	52,102	1,039
*	Century Communities Inc.	32,947	1,010
	Standard Motor Products Inc.	23,648	974
	Seaboard Corp.	310	909
	Oxford Industries Inc.	20,428	899
^,*	National Beverage Corp.	14,579	890
	Fresh Del Monte Produce Inc.	35,549	875
	John B Sanfilippo & Son Inc.	9,830	839
	ACCO Brands Corp.	116,445	827
*	Universal Electronics Inc.	16,432	769
	Levi Strauss & Co. Class A	56,774	761
*	elf Beauty Inc.	38,985	743
	Knoll Inc.	59,572	726
*	G-III Apparel Group Ltd.	53,626	713
^	Tootsie Roll Industries Inc.	20,788	712
*	GoPro Inc. Class A	146,026	695
	Signet Jewelers Ltd.	66,544	683
*	Stoneridge Inc.	31,670	654
	MGP Ingredients Inc.	17,019	625
	Interface Inc. Class A	74,073	603
*	Purple Innovation Inc. Class A	32,451	584
	Johnson Outdoors Inc. Class A	6,252	569
	National Presto Industries Inc.	6,488	567
*	Central Garden & Pet Co.	15,049	542
	Andersons Inc.	38,484	530
	Kimball International Inc. Class B	45,086	521
*	Tenneco Inc. Class A	67,061	507
*	Motorcar Parts of America Inc.	24,983	441
*	MasterCraft Boat Holdings Inc.	22,563	430
*	Beazer Homes USA Inc.	40,781	411
	Ethan Allen Interiors Inc.	31,444	372
*	Nautilus Inc.	39,087	362
*	Celsius Holdings Inc.	27,279	321
	Clarus Corp.	27,466	318
*	Green Brick Partners Inc.	26,578	315
^,*	Akoustis Technologies Inc.	36,977	307
	Tupperware Brands Corp.	62,994	299
	Hooker Furniture Corp.	15,264	297
*	GrowGeneration Corp.	42,155	288
^	Turning Point Brands Inc.	11,328	282
	Limoneira Co.	19,434	282
*	Lovesac Co.	10,720	281
*	Fossil Group Inc.	58,151	270
*	Cooper-Standard Holdings Inc.	19,908	264
*	Unifi Inc.	19,978	257
*	Landec Corp.	30,197	240
	Oil-Dri Corp. of America	6,706	233
	Movado Group Inc.	20,973	227
*	Craft Brew Alliance Inc.	14,279	220
*	Seneca Foods Corp. Class A	6,356	215
^,*	Lakeland Industries Inc.	9,174	206
	Rocky Brands Inc.	9,372	193
^,*	XPEL Inc.	11,917	186
*	Lifevantage Corp.	13,782	186
	Superior Group of Cos. Inc.	13,164	176
*	Veru Inc.	50,532	169
	Escalade Inc.	12,067	168
*	VOXX International Corp.	28,587	165
*	US Auto Parts Network Inc.	18,705	162
	Weyco Group Inc.	7,434	161
*	Turtle Beach Corp.	9,938	146
	Marine Products Corp.	10,544	146
*	Vera Bradley Inc.	32,558	145
*	Funko Inc. Class A	22,653	131
	Hamilton Beach Brands Holding Co. Class A	10,712	127
*	New Age Beverages Corp.	83,110	127
	Flexsteel Industries Inc.	9,749	123
	Acme United Corp.	5,355	123
	Culp Inc.	13,935	120
*	Hovnanian Enterprises Inc. Class A	5,112	120
^,*	22nd Century Group Inc.	148,514	114
	Lifetime Brands Inc.	15,628	105
^,*	ZAGG Inc.	33,366	105

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Farmer Bros Co.	13,920	102
*	Legacy Housing Corp.	7,084	101
	Bassett Furniture Industries Inc.	13,657	100
*	Delta Apparel Inc.	8,147	99
	Alico Inc.	3,033	95
*	Alkaline Water Co. Inc.	61,816	88
*	Nature’s Sunshine Products Inc.	8,635	78
	Strattec Security Corp.	4,533	72
*	Natural Alternatives International Inc.	10,100	70
*	Eastman Kodak Co.	29,730	66
*	New Home Co. Inc.	17,246	58
*	S&W Seed Co.	24,763	56
	Superior Industries International Inc.	30,144	51
^,*	Revlon Inc. Class A	4,867	48
*	LS Starrett Co. Class A	11,175	38
*	Vince Holding Corp.	6,249	35
*	Unique Fabricating Inc.	9,987	32
*	RiceBran Technologies	33,557	28
*	Shiloh Industries Inc.	17,046	28
	Kewaunee Scientific Corp.	2,881	27
*	Bridgford Foods Corp.	1,495	25
	Crown Crafts Inc.	4,478	22
*	Zedge Inc. Class B	14,083	21
*	Lifeway Foods Inc.	7,962	18
*	Casper Sleep Inc.	1,664	15
	CompX International Inc.	1,065	15
*	Cyanotech Corp.	997	2
			2,960,543
Consumer Services (14.2%)
*	Amazon.com Inc.	524,438	1,446,830
	Home Depot Inc.	1,329,504	333,054
	Walt Disney Co.	2,234,365	249,154
*	Netflix Inc.	544,269	247,664
	Comcast Corp. Class A	5,632,756	219,565
	Walmart Inc.	1,753,747	210,064
	McDonald’s Corp.	919,302	169,584
	Costco Wholesale Corp.	546,745	165,779
	Lowe’s Cos. Inc.	932,621	126,016
	Starbucks Corp.	1,444,665	106,313
	CVS Health Corp.	1,615,529	104,961
*	Charter Communications Inc. Class A	178,557	91,071
*	Booking Holdings Inc.	50,650	80,652
	Target Corp.	618,057	74,124
	TJX Cos. Inc.	1,332,816	67,387
	Dollar General Corp.	311,068	59,262
	eBay Inc.	826,894	43,371
*	Uber Technologies Inc.	1,395,333	43,367
	Walgreens Boots Alliance Inc.	926,434	39,272
*	O’Reilly Automotive Inc.	91,561	38,609
	Ross Stores Inc.	439,561	37,468
*	Chipotle Mexican Grill Inc.	34,422	36,224
	Sysco Corp.	598,559	32,717
*	AutoZone Inc.	28,852	32,548
	Yum! Brands Inc.	372,173	32,346
*	IAC/InterActiveCorp	97,526	31,540
	Kroger Co.	927,229	31,387
	McKesson Corp.	199,772	30,649
*	Dollar Tree Inc.	293,322	27,185
	Marriott International Inc. Class A	301,001	25,805
	Hilton Worldwide Holdings Inc.	343,737	25,247
	Best Buy Co. Inc.	287,330	25,075
	Southwest Airlines Co.	730,256	24,960
	Delta Air Lines Inc.	784,967	22,018
*	Copart Inc.	260,852	21,721
	Las Vegas Sands Corp.	473,303	21,554
*	Trade Desk Inc. Class A	50,659	20,593
	Tractor Supply Co.	143,394	18,898
*	CarMax Inc.	200,986	17,998
*	Liberty Broadband Corp.	144,738	17,942
	Domino’s Pizza Inc.	48,435	17,894
	AmerisourceBergen Corp. Class A	174,827	17,617
*	Burlington Stores Inc.	81,942	16,137
	ViacomCBS Inc. Class B	676,046	15,765
*	Etsy Inc.	146,662	15,580
	FactSet Research Systems Inc.	46,970	15,428
^,*	Wayfair Inc.	75,615	14,942
*	Roku Inc.	125,918	14,673
	Omnicom Group Inc.	263,361	14,379
*	Peloton Interactive Inc. Class A	243,644	14,075
	Expedia Group Inc.	168,223	13,828
*	Ulta Beauty Inc.	66,444	13,516
	Darden Restaurants Inc.	159,817	12,109
	Cable One Inc.	6,723	11,932
*	United Airlines Holdings Inc.	341,900	11,833
	Advance Auto Parts Inc.	81,294	11,580
	Fox Corp. Class A	431,117	11,563
*	DraftKings Inc. Class A	327,544	10,894
	Royal Caribbean Cruises Ltd.	208,677	10,496
^,*	Carvana Co.	85,562	10,285
*	DISH Network Corp. Class A	295,942	10,213
*	Chegg Inc.	143,681	9,664
^	Carnival Corp.	584,204	9,593
	MGM Resorts International	548,367	9,213

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Vail Resorts Inc.	50,006	9,109
	Wynn Resorts Ltd.	121,474	9,049
*	Bright Horizons Family Solutions Inc.	75,172	8,810
*	Lyft Inc. Class A	261,502	8,632
*	Caesars Entertainment Corp.	684,078	8,298
	Interpublic Group of Cos. Inc.	482,484	8,279
*	Liberty Broadband Corp. Class A	66,953	8,181
	Service Corp. International	209,901	8,163
^	American Airlines Group Inc.	616,737	8,061
*	Grubhub Inc.	113,932	8,009
*	Liberty Media Corp.-Liberty Formula One Class C	250,586	7,946
	Sirius XM Holdings Inc.	1,352,075	7,937
	Williams-Sonoma Inc.	96,247	7,893
*	Altice USA Inc. Class A	349,447	7,877
	New York Times Co. Class A	186,762	7,850
*	Live Nation Entertainment Inc.	173,776	7,703
	Rollins Inc.	180,835	7,666
*	Discovery Communications Inc. Class C	397,747	7,661
*	Five Below Inc.	69,941	7,477
	News Corp. Class A	606,743	7,196
	Casey’s General Stores Inc.	45,465	6,798
	Dunkin’ Brands Group Inc.	102,175	6,665
*	Floor & Decor Holdings Inc. Class A	115,138	6,638
	Nielsen Holdings plc	441,580	6,562
*	Ollie’s Bargain Outlet Holdings Inc.	66,678	6,511
	Aramark	283,324	6,395
*	IAA Inc.	165,772	6,394
*	BJ’s Wholesale Club Holdings Inc.	170,989	6,373
*	Planet Fitness Inc. Class A	100,257	6,073
*	Liberty Media Corp. Liberty SiriusXM Class C	175,401	6,043
*	ServiceMaster Global Holdings Inc.	165,256	5,898
*	SiteOne Landscape Supply Inc.	51,299	5,847
	Churchill Downs Inc.	42,092	5,605
	Alaska Air Group Inc.	148,449	5,383
*	Grand Canyon Education Inc.	57,057	5,165
	Fox Corp. Class B	190,729	5,119
^,*	Norwegian Cruise Line Holdings Ltd.	310,887	5,108
	Wingstop Inc.	36,533	5,077
	Wyndham Hotels & Resorts Inc.	119,004	5,072
	Dolby Laboratories Inc. Class A	76,508	5,040
	Wendy’s Co.	224,251	4,884
*	Rh	19,296	4,803
*	Penn National Gaming Inc.	156,646	4,784
*	frontdoor Inc.	106,970	4,742
*	Performance Food Group Co.	161,199	4,697
*	Qurate Retail Group Inc. QVC Group Class A	479,968	4,560
	Nexstar Media Group Inc. Class A	54,020	4,521
	Gap Inc.	354,761	4,477
	Texas Roadhouse Inc.	81,720	4,296
^,*	Eldorado Resorts Inc.	101,130	4,051
	Strategic Education Inc.	26,274	4,037
	Kohl’s Corp.	193,680	4,023
	L Brands Inc.	268,460	4,019
	Lithia Motors Inc. Class A	26,448	4,002
*	Discovery Inc. Class A	188,672	3,981
*	Liberty Media Corp. Liberty SiriusXM	113,757	3,927
	Aaron’s Inc.	84,555	3,839
	Foot Locker Inc.	130,416	3,803
*	Sprouts Farmers Market Inc.	145,923	3,734
	Morningstar Inc.	26,469	3,731
*	AutoNation Inc.	99,243	3,730
*	Murphy USA Inc.	32,983	3,714
*	Stamps.com Inc.	19,941	3,663
	Marriott Vacations Worldwide Corp.	43,955	3,614
*	JetBlue Airways Corp.	330,095	3,598
	Choice Hotels International Inc.	44,181	3,486
*	Grocery Outlet Holding Corp.	85,237	3,478
*	Madison Square Garden Sports Corp.	23,544	3,458
*	LiveRamp Holdings Inc.	79,376	3,371
	Amerco	11,100	3,354
*	Chewy Inc.	74,375	3,324
	Cracker Barrel Old Country Store Inc.	29,927	3,319
	H&R Block Inc.	230,976	3,298
	Dick’s Sporting Goods Inc.	76,518	3,157
*	National Vision Holdings Inc.	99,722	3,043
	Papa John’s International Inc.	38,148	3,029

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	TEGNA Inc.	269,043	2,997
*	2U Inc.	76,351	2,898
	Wyndham Destinations Inc.	102,137	2,878
^,*	Warner Music Group Corp. Class A	95,439	2,815
	Sabre Corp.	345,576	2,785
^	Macy’s Inc.	375,568	2,584
	World Wrestling Entertainment Inc. Class A	59,453	2,583
*	Cargurus Inc.	98,271	2,491
*	Shake Shack Inc. Class A	43,085	2,283
	KAR Auction Services Inc.	163,358	2,248
	TripAdvisor Inc.	118,242	2,248
	Extended Stay America Inc.	198,588	2,222
	Monro Inc.	40,135	2,205
	Hyatt Hotels Corp. Class A	43,841	2,205
*	Cardlytics Inc.	31,385	2,196
	Jack in the Box Inc.	29,006	2,149
	Nordstrom Inc.	137,240	2,126
	American Eagle Outfitters Inc.	191,036	2,082
*	Hilton Grand Vacations Inc.	106,337	2,079
	Boyd Gaming Corp.	99,177	2,073
*	Simply Good Foods Co.	108,935	2,024
	Big Lots Inc.	47,522	1,996
	John Wiley & Sons Inc. Class A	50,831	1,982
	SkyWest Inc.	60,395	1,970
	Six Flags Entertainment Corp.	101,413	1,948
*	Yelp Inc.	83,768	1,938
^,*	Spirit Airlines Inc.	108,123	1,925
*	Asbury Automotive Group Inc.	23,924	1,850
	Graham Holdings Co. Class B	5,380	1,844
	Allegiant Travel Co.	16,641	1,817
*	Sally Beauty Holdings Inc.	141,064	1,768
*	Madison Square Garden Entertainment Corp. Class A	23,544	1,766
*	Adtalem Global Education Inc.	55,999	1,744
	Rent-A-Center Inc.	62,427	1,737
	PriceSmart Inc.	28,739	1,734
^,*	Stitch Fix Inc. Class A	64,843	1,617
^	Bed Bath & Beyond Inc.	150,760	1,598
	Rush Enterprises Inc. Class A	38,228	1,585
*	WW International Inc.	59,795	1,518
	ODP Corp.	644,811	1,515
^,*	Avis Budget Group Inc.	65,940	1,509
*	Gray Television Inc.	107,036	1,493
*	Vroom Inc.	28,619	1,492
	Group 1 Automotive Inc.	22,299	1,471
	Cinemark Holdings Inc.	124,216	1,435
*	Perdoceo Education Corp.	89,858	1,431
*	Upwork Inc.	96,034	1,387
*	Overstock.com Inc.	47,904	1,362
	Core-Mark Holding Co. Inc.	54,381	1,357
*	K12 Inc.	48,844	1,330
	Brinker International Inc.	55,176	1,324
	Penske Automotive Group Inc.	33,578	1,300
*	Laureate Education Inc. Class A	130,062	1,296
^	Cheesecake Factory Inc.	51,355	1,177
*	United Natural Foods Inc.	64,491	1,174
*	Urban Outfitters Inc.	75,573	1,150
*	Rite Aid Corp.	66,986	1,143
	Sinclair Broadcast Group Inc. Class A	61,801	1,141
	Bloomin’ Brands Inc.	106,789	1,138
*	Digital Turbine Inc.	88,366	1,111
^,*	ANGI Homeservices Inc. Class A	89,670	1,089
*	Scientific Games Corp.	69,160	1,069
*	Lions Gate Entertainment Corp. Class B	152,244	1,040
*	Selectquote Inc.	40,470	1,025
*	SeaWorld Entertainment Inc.	65,986	977
*	Liberty Media Corp.-Liberty Braves Class C	48,427	956
	Weis Markets Inc.	19,028	954
*	AMC Networks Inc. Class A	39,288	919
	Red Rock Resorts Inc. Class A	82,860	904
	SpartanNash Co.	42,221	897
	Sonic Automotive Inc. Class A	27,573	880
*	TechTarget Inc.	29,090	874
*	WillScot Corp.	70,865	871
	Hawaiian Holdings Inc.	61,029	857
	Abercrombie & Fitch Co.	79,940	851
*	Rubicon Project Inc.	123,480	824
*	RealReal Inc.	64,036	819
	Dine Brands Global Inc.	19,126	805
	PetMed Express Inc.	22,437	800
	Ingles Markets Inc. Class A	18,194	784
	Scholastic Corp.	25,361	759
*	Boot Barn Holdings Inc.	34,882	752
	Matthews International Corp. Class A	38,573	737

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Children’s Place Inc.	19,324	723
	Meredith Corp.	49,455	720
*	Sportsman’s Warehouse Holdings Inc.	50,235	716
*	Denny’s Corp.	70,748	715
*	Zumiez Inc.	26,083	714
*	Vivint Smart Home Inc.	41,127	713
*	America’s Car-Mart Inc.	7,695	676
	Dave & Buster’s Entertainment Inc.	50,304	671
*	1-800-Flowers.com Inc. Class A	33,447	670
*	MarineMax Inc.	29,122	652
*	Quotient Technology Inc.	88,039	644
*	Michaels Cos. Inc.	89,096	630
*	SP Plus Corp.	29,718	615
^,*	Accel Entertainment Inc.	63,624	613
*	QuinStreet Inc.	58,527	612
*	EverQuote Inc. Class A	10,487	610
	Buckle Inc.	37,963	595
*	BrightView Holdings Inc.	51,297	575
	EW Scripps Co. Class A	65,229	571
*	MSG Networks Inc.	56,280	560
	Franchise Group Inc.	25,561	559
^,*	iHeartMedia Inc. Class A	66,791	558
	Designer Brands Inc. Class A	80,313	544
	Winmark Corp.	3,163	542
*	Everi Holdings Inc.	104,124	537
*	Chefs’ Warehouse Inc.	39,215	533
*	Groupon Inc. Class A	28,922	524
*	Lumber Liquidators Holdings Inc.	37,719	523
*	Hibbett Sports Inc.	24,458	512
	Viad Corp.	26,525	504
*	American Public Education Inc.	17,039	504
	BJ’s Restaurants Inc.	24,021	503
*	Monarch Casino & Resort Inc.	14,713	501
	Guess? Inc.	51,534	498
*	At Home Group Inc.	72,176	468
*	Clear Channel Outdoor Holdings Inc.	448,453	466
*	Cars.com Inc.	80,753	465
*	Liberty Media Corp.-Liberty Formula One Class A	15,522	453
*	Lions Gate Entertainment Corp. Class A	59,800	443
	Caleres Inc.	49,446	412
*	Genesco Inc.	18,944	410
	Carriage Services Inc. Class A	22,283	404
	Twin River Worldwide Holdings Inc.	17,335	386
*	Clean Energy Fuels Corp.	173,089	384
	Marcus Corp.	28,161	374
	News Corp. Class B	30,796	368
	Systemax Inc.	17,608	362
	Haverty Furniture Cos. Inc.	21,912	351
	Shoe Carnival Inc.	11,621	340
	Collectors Universe Inc.	9,794	336
^,*	HF Foods Group Inc.	35,714	323
*	El Pollo Loco Holdings Inc.	21,678	320
	Citi Trends Inc.	15,639	316
*	TrueCar Inc.	122,560	316
*	Chuy’s Holdings Inc.	20,759	309
	Village Super Market Inc. Class A	10,801	299
^	AMC Entertainment Holdings Inc. Class A	68,114	292
*	Lindblad Expeditions Holdings Inc.	37,716	291
*	Daily Journal Corp.	1,074	290
	National CineMedia Inc.	96,079	285
	Tribune Publishing Co.	27,922	279
*	Noodles & Co.	45,019	272
*	Regis Corp.	33,063	270
*	Aspen Group Inc.	28,120	254
*	Liberty Media Corp. Liberty Braves Class A	12,633	254
*	Universal Technical Institute Inc.	35,652	248
*	Del Taco Restaurants Inc.	40,866	242
	Nathan’s Famous Inc.	4,297	242
	Ruth’s Hospitality Group Inc.	29,126	238
*	Houghton Mifflin Harcourt Co.	130,412	236
^,*	Revolve Group Inc.	15,746	234
*	Hemisphere Media Group Inc.	23,290	229
*	Liquidity Services Inc.	38,017	227
*	Carrols Restaurant Group Inc.	45,917	222
	Cato Corp. Class A	27,138	222
*	Golden Entertainment Inc.	24,266	216
^	Dillard’s Inc. Class A	8,324	215
	Gannett Co. Inc.	153,722	212
	Chico’s FAS Inc.	153,161	211
*	comScore Inc.	64,187	199
*	Liberty TripAdvisor Holdings Inc. Class A	90,991	194
	Entercom Communications Corp. Class A	140,157	193
	Saga Communications Inc. Class A	7,419	190

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Boston Omaha Corp. Class A	11,274	180
*	Fiesta Restaurant Group Inc.	28,153	180
*	Party City Holdco Inc.	118,058	176
	Natural Grocers by Vitamin Cottage Inc.	11,815	176
^,*	Hertz Global Holdings Inc.	123,848	175
*	Red Robin Gourmet Burgers Inc.	16,848	172
*	Conn’s Inc.	16,097	162
	RCI Hospitality Holdings Inc.	11,477	159
*	GameStop Corp. Class A	36,610	159
*	MDC Partners Inc. Class A	75,511	157
	Wayside Technology Group Inc.	5,976	154
	Tilly’s Inc. Class A	26,075	148
*	Express Inc.	92,829	143
*	Century Casinos Inc.	33,152	138
*	Gaia Inc.	16,289	136
*	Drive Shack Inc.	72,521	134
	Entravision Communications Corp. Class A	88,548	127
*	Duluth Holdings Inc.	16,259	120
*	PlayAGS Inc.	33,944	115
*	Mesa Air Group Inc.	32,157	111
*	Reading International Inc. Class A	25,341	108
*	Lands’ End Inc.	13,310	107
	Emerald Holding Inc.	33,529	103
^,*	Blue Apron Holdings Inc. Class A	9,102	101
*	Zovio Inc. Class A	32,556	100
*	J Alexander’s Holdings Inc.	20,016	98
*	Kura Sushi USA Inc. Class A	6,173	88
*	Fluent Inc.	48,810	87
*	A-Mark Precious Metals Inc.	4,552	87
*	Marchex Inc. Class B	52,492	83
*	LiveXLive Media Inc.	22,520	82
	Educational Development Corp.	8,052	77
^,*	Blink Charging Co.	13,566	77
*	Biglari Holdings Inc. Class B	1,078	74
*	Cumulus Media Inc. Class A	18,126	72
*	Lazydays Holdings Inc.	7,816	68
*	Barnes & Noble Education Inc.	42,279	68
*	Container Store Group Inc.	20,580	67
^,*	GNC Holdings Inc. Class A	115,754	64
*	Lee Enterprises Inc.	63,800	63
*	Potbelly Corp.	27,369	62
^	Tailored Brands Inc.	65,399	61
*	Chicken Soup For The Soul Entertainment Inc.	8,803	61
	Big 5 Sporting Goods Corp.	31,098	60
*	Biglari Holdings Inc.	169	57
*	Red Lion Hotels Corp.	23,892	56
*	HyreCar Inc.	18,083	53
*	Luby’s Inc.	35,510	51
*	Build-A-Bear Workshop Inc.	23,091	50
*	Urban One Inc. (XNCM)	26,330	50
*	Albertsons Cos. Inc. Class A	3,152	50
	A H Belo Corp. Class A	27,149	47
*	RealNetworks Inc.	35,959	47
*	Travelzoo	8,232	46
*	Full House Resorts Inc.	31,564	42
	Ark Restaurants Corp.	3,264	40
*	BBQ Holdings Inc.	11,721	38
	Townsquare Media Inc. Class A	8,492	38
*	Destination XL Group Inc.	55,225	36
^,*	SRAX Inc. Class A	13,612	34
^,*	Urban One Inc. Class A	1,680	34
*	Profire Energy Inc.	39,969	33
*	Harte Hanks Inc.	8,054	24
*	Tandy Leather Factory Inc.	5,825	19
*	Stein Mart Inc.	46,076	19
*	Good Times Restaurants Inc.	12,788	16
	Value Line Inc.	342	9
	Canterbury Park Holding Corp.	700	8
			5,353,916
Financials (16.3%)
*	Berkshire Hathaway Inc. Class B	2,280,513	407,094
	Visa Inc. Class A	2,085,548	402,865
	JPMorgan Chase & Co.	3,577,749	336,523
	Mastercard Inc. Class A	1,104,433	326,581
	Bank of America Corp.	9,630,757	228,730
	American Tower Corp.	548,176	141,725
	Citigroup Inc.	2,568,956	131,274
	Wells Fargo & Co.	4,550,937	116,504
	S&P Global Inc.	297,207	97,924
	BlackRock Inc.	179,176	97,488
	Crown Castle International Corp.	515,471	86,264
	Prologis Inc.	913,574	85,264
	Goldman Sachs Group Inc.	424,591	83,908
	Equinix Inc.	109,440	76,860
	CME Group Inc.	443,695	72,118
	American Express Co.	747,535	71,165
	Morgan Stanley	1,459,758	70,506
	Marsh & McLennan Cos. Inc.	631,696	67,825
	Truist Financial Corp.	1,666,171	62,565
	Intercontinental Exchange Inc.	677,185	62,030

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	US Bancorp	1,674,286	61,647
	Chubb Ltd.	474,464	60,077
	Progressive Corp.	723,696	57,975
	Aon plc Class A	286,099	55,103
	Moody’s Corp.	196,902	54,095
	PNC Financial Services Group Inc.	497,744	52,368
	Charles Schwab Corp.	1,432,960	48,348
	Digital Realty Trust Inc.	332,225	47,212
	Blackstone Group LP Class A	831,484	47,112
	SBA Communications Corp. Class A	138,005	41,114
	Bank of New York Mellon Corp.	984,430	38,048
	Allstate Corp.	388,489	37,680
	Travelers Cos. Inc.	312,963	35,693
	Public Storage	183,368	35,186
	Capital One Financial Corp.	561,458	35,142
*	CoStar Group Inc.	48,809	34,687
	IHS Markit Ltd.	443,364	33,474
	American International Group Inc.	1,063,183	33,150
	T. Rowe Price Group Inc.	267,782	33,071
	MSCI Inc. Class A	98,572	32,905
	Willis Towers Watson plc	159,719	31,457
	MetLife Inc.	830,965	30,347
	Aflac Inc.	841,743	30,328
	Prudential Financial Inc.	485,113	29,543
	Equity Residential	460,270	27,073
	AvalonBay Communities Inc.	174,088	26,921
	Welltower Inc.	516,048	26,705
	State Street Corp.	413,492	26,277
	Simon Property Group Inc.	378,785	25,901
	Alexandria Real Estate Equities Inc.	156,405	25,377
	Realty Income Corp.	425,375	25,310
	Ameriprise Financial Inc.	151,622	22,749
	First Republic Bank	213,648	22,645
	Arthur J Gallagher & Co.	231,971	22,615
	MarketAxess Holdings Inc.	44,670	22,376
	Weyerhaeuser Co.	923,994	20,753
	KKR & Co. Inc.	663,284	20,482
	Northern Trust Corp.	245,478	19,476
	Discover Financial Services	379,137	18,991
	Invitation Homes Inc.	687,468	18,926
	Essex Property Trust Inc.	80,820	18,522
	Healthpeak Properties Inc.	669,435	18,450
	Broadridge Financial Solutions Inc.	142,068	17,928
*	CBRE Group Inc. Class A	391,730	17,714
	Hartford Financial Services Group Inc.	445,246	17,164
	Nasdaq Inc.	142,679	17,046
	Fifth Third Bancorp	880,161	16,970
	Ventas Inc.	459,632	16,832
	Sun Communities Inc.	122,004	16,554
	Mid-America Apartment Communities Inc.	142,007	16,284
	Duke Realty Corp.	459,944	16,277
	M&T Bank Corp.	151,520	15,754
	Boston Properties Inc.	173,634	15,693
*	Markel Corp.	16,338	15,083
	Synchrony Financial	676,788	14,998
	Extra Space Storage Inc.	159,616	14,744
	KeyCorp	1,201,937	14,640
	WP Carey Inc.	213,532	14,445
	Principal Financial Group Inc.	337,170	14,006
	UDR Inc.	366,561	13,702
*	Arch Capital Group Ltd.	478,097	13,697
	E*TRADE Financial Corp.	274,431	13,647
*	SVB Financial Group	63,039	13,587
	Citizens Financial Group Inc.	525,589	13,266
	Equity LifeStyle Properties Inc.	211,417	13,209
	Regions Financial Corp.	1,174,891	13,065
	Apollo Global Management LLC	256,530	12,806
	Cboe Global Markets Inc.	136,322	12,716
	Cincinnati Financial Corp.	191,994	12,293
	Brown & Brown Inc.	300,568	12,251
	TD Ameritrade Holding Corp.	336,186	12,230
	Medical Properties Trust Inc.	645,328	12,132
	Annaly Capital Management Inc.	1,791,915	11,755
	VICI Properties Inc.	574,589	11,601
	Huntington Bancshares Inc.	1,249,816	11,292
	Camden Property Trust	122,410	11,166
	Western Union Co.	504,175	10,900
	Fidelity National Financial Inc.	350,372	10,742
	Raymond James Financial Inc.	153,792	10,586
	RenaissanceRe Holdings Ltd.	61,699	10,552
	CyrusOne Inc.	142,971	10,401
	Loews Corp.	298,222	10,226
	Everest Re Group Ltd.	49,494	10,206
*	Berkshire Hathaway Inc. Class A	38	10,157

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Regency Centers Corp.	209,972	9,636
	W R Berkley Corp.	166,639	9,547
	Host Hotels & Resorts Inc.	861,446	9,295
	Iron Mountain Inc.	353,302	9,221
	Ally Financial Inc.	460,039	9,123
	SEI Investments Co.	165,413	9,094
	Americold Realty Trust	249,950	9,073
	Gaming and Leisure Properties Inc.	256,679	8,881
	AGNC Investment Corp.	680,949	8,784
	Lincoln National Corp.	237,227	8,728
	Globe Life Inc.	117,459	8,719
*	Zillow Group Inc. Class C	151,231	8,712
	Equitable Holdings Inc.	450,956	8,699
	VEREIT Inc.	1,341,489	8,626
	American Homes 4 Rent Class A	316,470	8,513
	Omega Healthcare Investors Inc.	281,029	8,355
	Kilroy Realty Corp.	141,789	8,323
	Alleghany Corp.	16,636	8,137
	Federal Realty Investment Trust	94,501	8,052
	Vornado Realty Trust	208,795	7,978
	Assurant Inc.	74,991	7,746
	National Retail Properties Inc.	213,383	7,571
	LPL Financial Holdings Inc.	96,003	7,527
	Commerce Bancshares Inc.	124,966	7,432
	Healthcare Trust of America Inc. Class A	271,577	7,202
	Franklin Resources Inc.	339,594	7,121
	Voya Financial Inc.	152,405	7,110
*	Athene Holding Ltd. Class A	226,701	7,071
	Lamar Advertising Co. Class A	105,569	7,048
	Signature Bank	64,584	6,905
	Zions Bancorp NA	200,334	6,811
	Apartment Investment and Management Co.	179,509	6,757
	Reinsurance Group of America Inc.	84,471	6,626
	Comerica Inc.	172,174	6,560
	STORE Capital Corp.	275,101	6,550
	Jones Lang LaSalle Inc.	63,010	6,519
	CubeSmart	240,671	6,496
	Kimco Realty Corp.	503,491	6,465
	Prosperity Bancshares Inc.	108,176	6,423
	Rexford Industrial Realty Inc.	154,127	6,385
	Douglas Emmett Inc.	207,557	6,364
	First American Financial Corp.	131,028	6,292
	East West Bancorp Inc.	173,577	6,290
^,*	Carlyle Group Inc.	220,520	6,153
	People’s United Financial Inc.	525,599	6,081
	Erie Indemnity Co. Class A	31,663	6,076
	Primerica Inc.	51,873	6,048
	American Financial Group Inc.	95,036	6,031
	First Industrial Realty Trust Inc.	156,539	6,017
	American Campus Communities Inc.	172,085	6,016
	Invesco Ltd.	557,928	6,003
	EastGroup Properties Inc.	48,724	5,779
	CoreSite Realty Corp.	47,045	5,695
	Old Republic International Corp.	344,255	5,615
	Kemper Corp.	77,383	5,612
	TCF Financial Corp.	189,978	5,589
	New York Community Bancorp Inc.	546,928	5,579
	Life Storage Inc.	57,685	5,477
	STAG Industrial Inc.	184,011	5,395
	Legg Mason Inc.	107,951	5,371
	Cullen/Frost Bankers Inc.	71,230	5,322
	Cousins Properties Inc.	177,543	5,296
	Eaton Vance Corp.	135,269	5,221
	First Financial Bankshares Inc.	174,910	5,053
*	Credit Acceptance Corp.	12,027	5,039
	Starwood Property Trust Inc.	335,648	5,021
	Tradeweb Markets Inc. Class A	86,353	5,021
	Highwoods Properties Inc.	132,669	4,953
	Healthcare Realty Trust Inc.	168,997	4,950
	Hudson Pacific Properties Inc.	190,029	4,781
	Essent Group Ltd.	131,133	4,756
	Ares Management Corp. Class A	119,361	4,739
	Brixmor Property Group Inc.	367,435	4,711
	JBG SMITH Properties	157,824	4,667
	QTS Realty Trust Inc. Class A	72,709	4,660
*	Redfin Corp.	110,817	4,644
	SL Green Realty Corp.	94,188	4,643
	Terreno Realty Corp.	85,274	4,489
	RLI Corp.	54,345	4,462
	Hanover Insurance Group Inc.	43,837	4,442
	Agree Realty Corp.	66,644	4,379
*	Cannae Holdings Inc.	105,851	4,350

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Spirit Realty Capital Inc.	124,075	4,325
	Equity Commonwealth	133,444	4,297
	United Bankshares Inc.	155,324	4,296
	Glacier Bancorp Inc.	121,522	4,289
	Physicians Realty Trust	239,630	4,198
	Affiliated Managers Group Inc.	55,872	4,166
	Western Alliance Bancorp	109,064	4,130
	Blackstone Mortgage Trust Inc. Class A	171,170	4,123
	South State Corp.	85,780	4,088
	Rayonier Inc.	164,319	4,073
	Kinsale Capital Group Inc.	25,976	4,032
	Axis Capital Holdings Ltd.	99,156	4,022
	Selective Insurance Group Inc.	75,611	3,988
	New Residential Investment Corp.	531,116	3,946
	Stifel Financial Corp.	82,343	3,906
	Janus Henderson Group plc	183,202	3,877
	Pinnacle Financial Partners Inc.	91,791	3,854
	Valley National Bancorp	492,239	3,849
	Popular Inc.	103,439	3,845
	First Horizon National Corp.	382,214	3,807
	Interactive Brokers Group Inc.	89,733	3,748
	Unum Group	223,151	3,702
	Sabra Health Care REIT Inc.	256,453	3,701
	Lexington Realty Trust	344,526	3,635
	Bank OZK	154,356	3,623
*	Zillow Group Inc. Class A	62,526	3,594
	Synovus Financial Corp.	174,120	3,575
	Corporate Office Properties Trust	140,716	3,566
	Community Bank System Inc.	62,147	3,544
	Lazard Ltd. Class A	121,888	3,490
	Radian Group Inc.	224,680	3,485
	Jefferies Financial Group Inc.	223,619	3,477
	MGIC Investment Corp.	422,035	3,456
	Houlihan Lokey Inc. Class A	61,532	3,424
	Webster Financial Corp.	116,709	3,339
	FirstCash Inc.	49,101	3,313
	PS Business Parks Inc.	24,601	3,257
	SLM Corp.	460,256	3,236
	EPR Properties	96,711	3,204
	National Health Investors Inc.	52,672	3,198
	White Mountains Insurance Group Ltd.	3,587	3,185
	Wintrust Financial Corp.	71,700	3,128
	FNB Corp.	413,501	3,101
	Bank of Hawaii Corp.	49,917	3,065
	UMB Financial Corp.	59,459	3,065
*	Brighthouse Financial Inc.	109,390	3,043
	PotlatchDeltic Corp.	79,745	3,033
	PacWest Bancorp	152,365	3,003
	Old National Bancorp	216,595	2,980
	Weingarten Realty Investors	156,871	2,970
*	eHealth Inc.	30,170	2,964
	Park Hotels & Resorts Inc.	299,421	2,961
	IBERIABANK Corp.	64,725	2,948
	Home BancShares Inc.	190,893	2,936
*	LendingTree Inc.	10,025	2,903
	First Hawaiian Inc.	167,593	2,889
	Sterling Bancorp	245,087	2,872
	Federated Hermes Inc.	120,688	2,860
	BancorpSouth Bank	122,876	2,794
	CVB Financial Corp.	148,501	2,783
	CNO Financial Group Inc.	177,611	2,765
	American Equity Investment Life Holding Co.	111,868	2,764
	Kennedy-Wilson Holdings Inc.	179,912	2,738
	Taubman Centers Inc.	72,127	2,724
	Umpqua Holdings Corp.	253,553	2,698
*	Howard Hughes Corp.	51,401	2,670
	Associated Banc-Corp	192,332	2,631
	Apple Hospitality REIT Inc.	269,743	2,606
	Independent Bank Corp.	38,431	2,578
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	90,301	2,570
	Outfront Media Inc.	180,469	2,557
	Cathay General Bancorp	96,091	2,527
	Evercore Inc. Class A	42,168	2,485
	CIT Group Inc.	117,650	2,439
	Brandywine Realty Trust	223,667	2,436
	Assured Guaranty Ltd.	99,568	2,430
	PennyMac Mortgage Investment Trust	137,412	2,409
	Piedmont Office Realty Trust Inc. Class A	144,225	2,396
	BankUnited Inc.	118,179	2,393
	Investors Bancorp Inc.	279,810	2,378
	Washington Federal Inc.	87,745	2,355
	Hamilton Lane Inc. Class A	34,690	2,337
	Hancock Whitney Corp.	109,867	2,329
	Chimera Investment Corp.	242,172	2,327
	OneMain Holdings Inc.	94,745	2,325
	Virtu Financial Inc. Class A	97,698	2,306

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Innovative Industrial Properties Inc.	26,096	2,297
	Washington REIT	102,523	2,276
	Atlantic Union Bankshares Corp.	98,014	2,270
	Moelis & Co. Class A	72,720	2,266
	Pacific Premier Bancorp Inc.	104,297	2,261
	Columbia Banking System Inc.	79,760	2,261
	Sunstone Hotel Investors Inc.	275,896	2,249
*	Palomar Holdings Inc.	26,153	2,243
*	PRA Group Inc.	57,867	2,237
*	Enstar Group Ltd.	14,454	2,208
	Pebblebrook Hotel Trust	159,834	2,183
	Artisan Partners Asset Management Inc. Class A	66,910	2,175
	Easterly Government Properties Inc.	93,442	2,160
	Ryman Hospitality Properties Inc.	61,876	2,141
	Four Corners Property Trust Inc.	87,040	2,124
	Uniti Group Inc.	223,762	2,092
	CareTrust REIT Inc.	120,922	2,075
	ServisFirst Bancshares Inc.	57,596	2,060
	BOK Financial Corp.	36,458	2,058
	PennyMac Financial Services Inc.	49,095	2,052
	Cohen & Steers Inc.	30,014	2,042
	United Community Banks Inc.	101,189	2,036
	Ameris Bancorp	85,319	2,013
	Retail Properties of America Inc.	273,838	2,004
	International Bancshares Corp.	62,562	2,003
	National Storage Affiliates Trust	68,896	1,975
	Simmons First National Corp. Class A	115,351	1,974
*	Texas Capital Bancshares Inc.	63,324	1,955
	Fulton Financial Corp.	185,459	1,953
	RLJ Lodging Trust	205,736	1,942
	WSFS Financial Corp.	67,525	1,938
	LTC Properties Inc.	51,399	1,936
	Westamerica BanCorp	33,692	1,935
	Horace Mann Educators Corp.	52,355	1,923
	First Merchants Corp.	69,399	1,913
	Apollo Commercial Real Estate Finance Inc.	194,077	1,904
	Paramount Group Inc.	246,769	1,903
	Capitol Federal Financial Inc.	170,601	1,878
	Columbia Property Trust Inc.	142,643	1,874
	Global Net Lease Inc.	111,816	1,871
	Walker & Dunlop Inc.	36,473	1,853
	First Midwest Bancorp Inc.	138,178	1,845
	Trustmark Corp.	73,992	1,814
	Two Harbors Investment Corp.	349,533	1,762
	National General Holdings Corp.	81,274	1,756
	GEO Group Inc.	147,543	1,745
	Urban Edge Properties	145,837	1,731
	Renasant Corp.	68,562	1,707
	Santander Consumer USA Holdings Inc.	92,553	1,704
	First Interstate BancSystem Inc. Class A	54,905	1,700
	Essential Properties Realty Trust Inc.	113,962	1,691
	Industrial Logistics Properties Trust	82,130	1,688
*	Cushman & Wakefield plc	135,269	1,685
	Monmouth Real Estate Investment Corp.	116,212	1,684
	WesBanco Inc.	82,809	1,682
	American Assets Trust Inc.	60,326	1,679
	Independent Bank Group Inc.	41,291	1,673
^	Macerich Co.	185,952	1,668
	NBT Bancorp Inc.	53,945	1,659
*	NMI Holdings Inc. Class A	102,932	1,655
	Navient Corp.	231,993	1,631
	Banner Corp.	42,704	1,623
	Mack-Cali Realty Corp.	104,667	1,600
	First Citizens BancShares Inc. Class A	3,941	1,596
	Towne Bank	84,294	1,588
	Office Properties Income Trust	61,031	1,585
	Hilltop Holdings Inc.	85,880	1,584
	SITE Centers Corp.	195,162	1,581
	Retail Opportunity Investments Corp.	138,897	1,574
	Northwest Bancshares Inc.	153,165	1,566
*	Trupanion Inc.	36,169	1,544
	AMERISAFE Inc.	25,036	1,531
	Empire State Realty Trust Inc.	217,382	1,522
	Heartland Financial USA Inc.	45,461	1,520

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^	Broadmark Realty Capital Inc.	158,527	1,501
*	Axos Financial Inc.	67,882	1,499
	First BanCorp	267,521	1,495
	Sandy Spring Bancorp Inc.	60,040	1,488
	Safety Insurance Group Inc.	19,266	1,469
	James River Group Holdings Ltd.	32,478	1,462
	Argo Group International Holdings Ltd.	41,628	1,450
	Acadia Realty Trust	111,333	1,445
	Lakeland Financial Corp.	30,951	1,442
*	Genworth Financial Inc. Class A	615,790	1,422
	Mercury General Corp.	34,867	1,421
	Hope Bancorp Inc.	153,982	1,420
	Service Properties Trust	200,072	1,419
	Colony Capital Inc.	589,677	1,415
	CoreCivic Inc.	150,886	1,412
	DiamondRock Hospitality Co.	249,131	1,378
	MFA Financial Inc.	551,236	1,373
	Piper Sandler Cos.	22,942	1,357
	First Financial Bancorp	97,404	1,353
	Cadence BanCorp Class A	151,330	1,341
	Diversified Healthcare Trust	301,900	1,336
	Independence Realty Trust Inc.	115,940	1,332
	Flagstar Bancorp Inc.	45,091	1,327
	Xenia Hotels & Resorts Inc.	142,209	1,327
	Waddell & Reed Financial Inc. Class A	82,824	1,285
	City Holding Co.	19,525	1,272
*	Seacoast Banking Corp. of Florida	62,013	1,265
	Universal Health Realty Income Trust	15,812	1,257
*	Focus Financial Partners Inc. Class A	37,938	1,254
	Eagle Bancorp Inc.	38,283	1,254
	Getty Realty Corp.	42,202	1,253
*	Encore Capital Group Inc.	36,594	1,251
	Kite Realty Group Trust	107,752	1,243
	PJT Partners Inc.	24,135	1,239
	First Busey Corp.	64,896	1,210
	OceanFirst Financial Corp.	67,710	1,194
	New York Mortgage Trust Inc.	455,836	1,190
	iStar Inc.	95,877	1,181
	Southside Bancshares Inc.	42,555	1,180
	Park National Corp.	16,546	1,165
*	Goosehead Insurance Inc. Class A	15,365	1,155
	Safehold Inc.	19,930	1,146
	Employers Holdings Inc.	37,996	1,146
^	Arbor Realty Trust Inc.	123,569	1,142
	Veritex Holdings Inc.	63,958	1,132
	S&T Bancorp Inc.	47,518	1,114
*	Mr Cooper Group Inc.	89,162	1,109
	Provident Financial Services Inc.	76,500	1,105
	TFS Financial Corp.	76,269	1,091
	Tompkins Financial Corp.	16,680	1,080
	Stock Yards Bancorp Inc.	26,836	1,079
	Brookline Bancorp Inc.	106,581	1,074
	Realogy Holdings Corp.	143,931	1,067
	First Commonwealth Financial Corp.	128,153	1,061
	Alexander & Baldwin Inc.	86,980	1,060
*	INTL. FCStone Inc.	19,116	1,051
	BancFirst Corp.	25,896	1,051
	Investors Real Estate Trust	14,549	1,026
	Brightsphere Investment Group Inc.	82,261	1,025
	ProAssurance Corp.	69,631	1,008
	Stewart Information Services Corp.	30,989	1,007
	Ladder Capital Corp. Class A	124,261	1,007
	American Finance Trust Inc.	125,795	998
	Heritage Financial Corp.	49,842	997
	Great Western Bancorp Inc.	72,302	995
	TriCo Bancshares	32,663	995
	Redwood Trust Inc.	140,851	986
	Community Healthcare Trust Inc.	23,768	972
	BGC Partners Inc. Class A	345,688	947
	German American Bancorp	30,439	947
	Virtus Investment Partners Inc.	8,132	946
	NexPoint Residential Trust Inc.	26,406	933
	Enterprise Financial Services Corp.	29,860	929
	First Bancorp	36,949	927
	Newmark Group Inc. Class A	189,620	922
	OFG Bancorp	65,083	870
*	Columbia Financial Inc.	61,937	864
	Kearny Financial Corp.	105,302	861
	TrustCo Bank Corp. NY	135,624	858
	National Bank Holdings Corp. Class A	31,790	858
*	Marcus & Millichap Inc.	29,660	856
	Premier Financial Corp.	48,009	848

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^	Tanger Factory Outlet Centers Inc.	117,797	840
	First Foundation Inc.	51,005	833
^	Invesco Mortgage Capital Inc.	221,141	827
	National Western Life Group Inc. Class A	4,018	816
*	Ambac Financial Group Inc.	56,107	803
	Nelnet Inc. Class A	16,814	803
	Meta Financial Group Inc.	43,672	794
	Summit Hotel Properties Inc.	132,225	784
	United Fire Group Inc.	27,947	774
	Colony Credit Real Estate Inc.	108,790	764
	American National Insurance Co.	10,552	760
	Preferred Bank	17,580	753
*	St. Joe Co.	38,492	748
	Boston Private Financial Holdings Inc.	107,304	738
	HomeStreet Inc.	29,829	734
	ARMOUR Residential REIT Inc.	77,427	727
	Gladstone Commercial Corp.	38,450	721
	Federal Agricultural Mortgage Corp. Class C	11,239	719
	Bryn Mawr Bank Corp.	25,823	714
	Meridian Bancorp Inc.	60,944	707
	Universal Insurance Holdings Inc.	39,363	699
*	MBIA Inc.	96,076	697
*	Nicolet Bankshares Inc.	12,696	696
	Lakeland Bancorp Inc.	60,822	695
	City Office REIT Inc.	68,637	690
	RPT Realty	98,535	686
	RE/MAX Holdings Inc.	21,736	683
*	Third Point Reinsurance Ltd.	90,936	683
	Franklin Street Properties Corp.	132,924	677
	Armada Hoffler Properties Inc.	67,247	669
	Washington Trust Bancorp Inc.	20,332	666
	QCR Holdings Inc.	21,327	665
	Capstead Mortgage Corp.	120,939	664
*	Triumph Bancorp Inc.	27,230	661
	Camden National Corp.	19,107	660
	TPG RE Finance Trust Inc.	76,417	657
*	Bancorp Inc.	66,475	651
	ConnectOne Bancorp Inc.	40,154	647
*	BRP Group Inc. Class A	37,051	640
	UMH Properties Inc.	49,442	639
	Allegiance Bancshares Inc.	25,081	637
	CatchMark Timber Trust Inc. Class A	71,954	637
	Origin Bancorp Inc.	28,856	635
	Heritage Commerce Corp.	84,474	634
	Alexander’s Inc.	2,613	629
	Community Trust Bancorp Inc.	19,213	629
	Northfield Bancorp Inc.	54,238	625
	Great Southern Bancorp Inc.	15,373	620
	Peoples Bancorp Inc.	29,061	618
	Berkshire Hills Bancorp Inc.	55,899	616
*	CrossFirst Bankshares Inc.	62,638	613
^	Brookfield Property REIT Inc. Class A	59,825	596
	CBTX Inc.	28,361	596
	Arrow Financial Corp.	19,997	595
	Banc of California Inc.	54,772	593
	Central Pacific Financial Corp.	36,267	581
	RMR Group Inc. Class A	19,668	580
	WisdomTree Investments Inc.	166,805	579
	Ellington Financial Inc.	48,796	575
	Univest Financial Corp.	35,480	573
	Dime Community Bancshares Inc.	41,048	564
	Horizon Bancorp Inc.	51,525	551
	First Bancshares Inc.	24,420	549
	Bank of Marin Bancorp	16,126	537
	Front Yard Residential Corp.	60,864	530
	Independent Bank Corp.	35,523	528
	First Financial Corp.	14,316	527
	Global Medical REIT Inc.	46,222	524
	Saul Centers Inc.	16,224	524
	FB Financial Corp.	21,058	522
	Bridge Bancorp Inc.	22,824	521
	Cowen Inc. Class A	32,084	520
*	Enova International Inc.	34,791	517
*	LendingClub Corp.	111,741	508
	Urstadt Biddle Properties Inc. Class A	42,413	504
	B Riley Financial Inc.	23,086	502
*	TriState Capital Holdings Inc.	31,864	501
	First of Long Island Corp.	30,088	492
	Waterstone Financial Inc.	32,928	488
*	Assetmark Financial Holdings Inc.	17,887	488
	Granite Point Mortgage Trust Inc.	67,448	484

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	KKR Real Estate Finance Trust Inc.	29,135	483
^,*	Seritage Growth Properties	42,200	481
*	Watford Holdings Ltd.	28,499	476
	FBL Financial Group Inc. Class A	13,188	473
	Diamond Hill Investment Group Inc.	4,160	473
	Republic Bancorp Inc. Class A	14,395	471
*	World Acceptance Corp.	7,109	466
	Mercantile Bank Corp.	20,602	466
	Live Oak Bancshares Inc.	30,847	448
*	Customers Bancorp Inc.	36,746	442
	Bar Harbor Bankshares	19,688	441
	People’s Utah Bancorp	19,500	438
	Dynex Capital Inc.	30,418	435
	Cambridge Bancorp	7,302	433
	State Auto Financial Corp.	23,588	421
	Bank First Corp.	6,469	415
	Midland States Bancorp Inc.	27,603	413
	Peapack-Gladstone Financial Corp.	21,862	409
	Flushing Financial Corp.	35,347	407
	First Mid Bancshares Inc.	15,407	404
	Franklin Financial Network Inc.	15,523	400
	First Capital Inc.	5,746	399
	1st Source Corp.	11,196	398
	Farmers National Banc Corp.	33,583	398
^	Metrocity Bankshares Inc.	27,747	398
	New Senior Investment Group Inc.	109,571	397
	First Community Bankshares Inc.	17,458	392
	Heritage Insurance Holdings Inc.	29,715	389
	Gladstone Land Corp.	24,275	385
^	Orchid Island Capital Inc.	81,578	384
*	Amerant Bancorp Inc.	25,389	382
*	Oportun Financial Corp.	28,200	379
	Hanmi Financial Corp.	38,449	373
*	EZCORP Inc. Class A	58,961	371
	Preferred Apartment Communities Inc. Class A	48,823	371
	Merchants Bancorp	20,018	370
^,*	eXp World Holdings Inc.	21,688	370
	Ready Capital Corp.	42,254	367
	MidWestOne Financial Group Inc.	18,340	367
	Ares Commercial Real Estate Corp.	39,917	364
*	Atlantic Capital Bancshares Inc.	29,883	363
	Whitestone REIT	49,693	361
	Chatham Lodging Trust	58,781	360
	Financial Institutions Inc.	19,164	357
	West BanCorp Inc.	20,244	354
	HomeTrust Bancshares Inc.	21,980	352
	HCI Group Inc.	7,613	352
	One Liberty Properties Inc.	19,839	350
	Byline Bancorp Inc.	26,329	345
*	Tejon Ranch Co.	23,881	344
*	Bridgewater Bancshares Inc.	32,257	331
*	Forestar Group Inc.	21,734	328
*	FRP Holdings Inc.	8,050	327
	Jernigan Capital Inc.	23,743	325
	Citizens & Northern Corp.	15,704	324
*	Citizens Inc. Class A	53,991	323
	Hingham Institution For Savings The	1,869	314
*	International Money Express Inc.	24,968	311
	First Bancorp Inc.	14,202	308
	CNB Financial Corp.	16,947	304
	Crawford & Co. Class B	42,832	301
*	Equity Bancshares Inc. Class A	17,203	300
	Century Bancorp Inc. Class A	3,846	299
	Victory Capital Holdings Inc. Class A	17,285	297
	Sierra Bancorp	15,703	296
	Peoples Financial Services Corp.	7,638	292
	RBB Bancorp	21,166	289
	Old Second Bancorp Inc.	37,043	288
	Hersha Hospitality Trust Class A	49,194	283
	American National Bankshares Inc.	11,133	279
	Global Indemnity Ltd.	11,637	279
	Guaranty Bancshares Inc.	10,729	278
	Oppenheimer Holdings Inc. Class A	12,518	273
	ACNB Corp.	10,384	272
^,*	Benefytt Technologies Inc. Class A	13,244	271
*	Silvergate Capital Corp. Class A	19,257	270
*	Greenlight Capital Re Ltd. Class A	40,839	266
	Farmers & Merchants Bancorp Inc.	12,503	266

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^,*	ChoiceOne Financial Services Inc.	8,969	265
	National Bankshares Inc.	9,254	265
	Macatawa Bank Corp.	33,734	264
	Civista Bancshares Inc.	16,900	260
	Home Bancorp Inc.	9,723	260
	Sculptor Capital Management Inc. Class A	20,033	259
	PCSB Financial Corp.	20,282	257
	Business First Bancshares Inc.	16,646	256
	Plymouth Industrial REIT Inc.	19,871	254
	Central Valley Community Bancorp	16,485	254
^,*	MoneyGram International Inc.	78,868	253
	Capital City Bank Group Inc.	11,994	251
	Retail Value Inc.	20,151	249
	SmartFinancial Inc.	15,354	248
	Southern National Bancorp of Virginia Inc.	25,560	248
	Northrim BanCorp Inc.	9,849	248
	Summit Financial Group Inc.	14,949	246
	Enterprise Bancorp Inc.	10,169	242
	Farmland Partners Inc.	35,339	242
	Great Ajax Corp.	26,288	242
	Southern Missouri Bancorp Inc.	9,950	242
	HarborOne Bancorp Inc.	28,092	240
*	Southern First Bancshares Inc.	8,618	239
	Territorial Bancorp Inc.	9,930	236
	CTO Realty Growth Inc.	5,759	227
	Carter Bank & Trust	28,157	227
*	Regional Management Corp.	12,819	227
	CorePoint Lodging Inc.	53,370	225
	Amalgamated Bank Class A	17,440	220
	South Plains Financial Inc.	15,425	220
*	Howard Bancorp Inc.	20,657	219
	Anworth Mortgage Asset Corp.	128,691	219
	Western New England Bancorp Inc.	37,428	217
	First Internet Bancorp	13,037	217
	United Insurance Holdings Corp.	27,288	213
*	PICO Holdings Inc.	25,025	211
	Capstar Financial Holdings Inc.	17,329	208
	Safeguard Scientifics Inc.	29,463	206
	Investors Title Co.	1,688	205
^	Washington Prime Group Inc.	238,870	201
*	Spirit of Texas Bancshares Inc.	16,274	200
	First Choice Bancorp	12,189	200
*	Metropolitan Bank Holding Corp.	6,211	199
	Luther Burbank Corp.	19,907	199
	Penns Woods Bancorp Inc.	8,560	194
	Reliant Bancorp Inc.	11,915	194
	BBX Capital Corp.	76,324	194
^	GAIN Capital Holdings Inc.	32,178	194
	Bank of Commerce Holdings	24,532	186
	First Business Financial Services Inc.	11,287	186
	Donegal Group Inc. Class A	13,039	185
	Richmond Mutual BanCorp Inc.	16,420	185
	LCNB Corp.	11,554	184
	ESSA Bancorp Inc.	13,228	184
	Independence Holding Co.	5,995	183
	Protective Insurance Corp. Class B	12,100	182
	Bank of Princeton	8,990	181
*	Baycom Corp.	13,851	179
	Hawthorn Bancshares Inc.	9,051	178
	Investar Holding Corp.	12,212	177
	Northeast Bank	10,039	176
	Bluerock Residential Growth REIT Inc.	21,709	175
	Riverview Bancorp Inc.	30,689	173
	Tiptree Inc.	26,826	173
	Ellington Residential Mortgage REIT	16,763	173
*	NI Holdings Inc.	11,621	172
	BankFinancial Corp.	20,115	169
	Westwood Holdings Group Inc.	10,657	168
	FedNat Holding Co.	15,015	166
*	Republic First Bancorp Inc.	66,787	163
	FS Bancorp Inc.	4,195	162
*	Stratus Properties Inc.	8,112	161
	First Northwest Bancorp	12,915	160
	Orrstown Financial Services Inc.	10,869	160
	Codorus Valley Bancorp Inc.	11,559	160
	Community Bankers Trust Corp.	29,007	160
	Standard AVB Financial Corp.	6,852	159
	Timberland Bancorp Inc.	8,660	158
	SB One Bancorp	7,973	157
	Curo Group Holdings Corp.	19,130	156
	First Bank	23,584	154

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Premier Financial Bancorp Inc.	11,994	154
	CB Financial Services Inc.	7,022	153
	CorEnergy Infrastructure Trust Inc.	16,696	153
	Mackinac Financial Corp.	14,717	153
	Community Financial Corp.	6,231	152
	PCB Bancorp	14,393	148
	Middlefield Banc Corp.	7,122	148
	Unity Bancorp Inc.	10,304	147
	First Community Corp.	9,697	147
	Shore Bancshares Inc.	13,220	147
	MVB Financial Corp.	11,017	147
*	Select Bancorp Inc.	17,984	146
	Greenhill & Co. Inc.	14,643	146
	Bankwell Financial Group Inc.	9,187	146
	Arlington Asset Investment Corp. Class A	48,657	145
	Fidelity D&D Bancorp Inc.	2,962	142
	Pzena Investment Management Inc. Class A	25,932	141
*	Altisource Portfolio Solutions SA	9,550	141
	FNCB Bancorp Inc.	24,435	140
	OP Bancorp	19,919	137
	Plumas Bancorp	6,211	137
	Norwood Financial Corp.	5,461	135
*	Rafael Holdings Inc. Class B	9,309	134
	BCB Bancorp Inc.	14,412	134
*	Pioneer Bancorp Inc.	14,292	131
	United Security Bancshares	19,433	130
^	AG Mortgage Investment Trust Inc.	40,749	130
	Parke Bancorp Inc.	9,592	130
	BRT Apartments Corp.	11,841	128
	Mid Penn Bancorp Inc.	6,926	128
	Alerus Financial Corp.	6,426	127
	Evans Bancorp Inc.	5,452	127
	Level One Bancorp Inc.	7,554	126
*	Security National Financial Corp. Class A	18,473	125
	1st Constitution Bancorp	9,995	124
	Postal Realty Trust Inc. Class A	7,696	123
	SB Financial Group Inc.	7,370	122
*	First Western Financial Inc.	8,576	122
	County Bancorp Inc.	5,834	122
^	Auburn National BanCorp Inc.	2,132	122
	First United Corp.	9,052	121
*	Coastal Financial Corp.	8,299	121
	First Financial Northwest Inc.	12,350	120
*	Maui Land & Pineapple Co. Inc.	10,762	119
*	MainStreet Bancshares Inc.	9,022	119
	HBT Financial Inc.	8,847	118
	Chemung Financial Corp.	4,251	116
	Braemar Hotels & Resorts Inc.	40,146	115
*	Atlanticus Holdings Corp.	11,012	114
*	Maiden Holdings Ltd.	91,792	114
*	Esquire Financial Holdings Inc.	6,673	113
^	Pennsylvania REIT	81,795	111
*	FVCBankcorp Inc.	10,148	109
*	Pacific Mercantile Bancorp	29,796	109
	Cedar Realty Trust Inc.	109,181	108
	C&F Financial Corp.	3,136	104
	Exantas Capital Corp.	38,970	103
	Provident Financial Holdings Inc.	7,627	102
	Hunt Cos. Finance Trust Inc.	37,285	99
	Union Bankshares Inc.	5,216	98
	Marlin Business Services Corp.	11,397	96
	Peoples Bancorp of North Carolina Inc.	5,410	96
*	Ocwen Financial Corp.	143,480	95
*	PDL Community Bancorp	9,281	94
	Associated Capital Group Inc. Class A	2,549	94
	Ashford Hospitality Trust Inc.	128,953	93
	Ohio Valley Banc Corp.	4,058	92
*	ProSight Global Inc.	10,247	91
	Prudential Bancorp Inc.	7,563	91
	GAMCO Investors Inc. Class A	6,729	90
*	Capital Bancorp Inc.	8,366	90
	IF Bancorp Inc.	5,295	87
	Silvercrest Asset Management Group Inc. Class A	6,601	84
*	Malvern Bancorp Inc.	6,563	84
	Sterling Bancorp Inc.	23,031	82
	Greene County Bancorp Inc.	3,503	78
	Old Point Financial Corp.	4,966	76
*	Consumer Portfolio Services Inc.	26,534	75
*	Medallion Financial Corp.	27,603	73
	First Guaranty Bancshares Inc.	5,839	71
*	MMA Capital Holdings Inc.	3,061	71

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Avalon GloboCare Corp.	35,625	68
	Manning & Napier Inc.	22,543	64
	AmeriServ Financial Inc.	20,965	64
	Provident Bancorp Inc.	7,632	60
^,*	CBL & Associates Properties Inc.	211,272	58
	Sotherly Hotels Inc.	22,226	56
	First Savings Financial Group Inc.	1,265	55
	US Global Investors Inc. Class A	27,714	52
*	Hallmark Financial Services Inc.	14,938	52
	Kingstone Cos. Inc.	11,704	52
	Severn Bancorp Inc.	7,510	49
	Oak Valley Bancorp	3,751	48
	Global Self Storage Inc.	11,862	46
	Manhattan Bridge Capital Inc.	9,392	44
*	Elevate Credit Inc.	28,556	42
	Bank7 Corp.	3,800	41
*	On Deck Capital Inc.	56,307	40
*	Randolph Bancorp Inc.	3,781	38
	Hennessy Advisors Inc.	4,513	36
*	Siebert Financial Corp.	6,369	32
	Condor Hospitality Trust Inc.	7,582	31
	Sound Financial Bancorp Inc.	1,292	31
*	GWG Holdings Inc.	4,001	31
*	Meridian Corp.	1,909	30
*	Nicholas Financial Inc.	3,692	28
*	Rhinebeck Bancorp Inc.	3,974	26
*	Impac Mortgage Holdings Inc.	14,353	24
^,*	Wheeler REIT Inc.	13,699	24
*	Ashford Inc.	2,158	22
*	Altisource Asset Management Corp.	1,269	21
*	Limestone Bancorp Inc.	1,525	20
*	Central Federal Corp.	1,845	19
*	Transcontinental Realty Investors Inc.	549	16
*	Community First Bancshares Inc.	2,024	16
	Bank of South Carolina Corp.	834	14
*	Conifer Holdings Inc.	4,822	12
	Ottawa Bancorp Inc.	873	9
	WVS Financial Corp.	623	8
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	3,340	—
*,§	Frontier Financial Corp.	1	—
			6,155,799
Health Care (14.0%)
	Johnson & Johnson	3,260,718	458,555
	UnitedHealth Group Inc.	1,172,949	345,961
	Merck & Co. Inc.	3,126,479	241,771
	Pfizer Inc.	6,878,877	224,939
	AbbVie Inc.	2,183,264	214,353
	Abbott Laboratories	2,187,997	200,049
	Thermo Fisher Scientific Inc.	488,633	177,051
	Eli Lilly and Co.	1,066,126	175,037
	Amgen Inc.	729,035	171,950
	Bristol-Myers Squibb Co.	2,803,839	164,866
	Medtronic plc	1,657,377	151,981
	Danaher Corp.	788,201	139,378
	Gilead Sciences Inc.	1,554,134	119,575
*	Vertex Pharmaceuticals Inc.	322,933	93,751
	Becton Dickinson and Co.	364,783	87,282
	Cigna Corp.	456,548	85,671
*	Intuitive Surgical Inc.	144,277	82,213
	Anthem Inc.	311,888	82,020
	Zoetis Inc.	589,502	80,785
	Stryker Corp.	418,254	75,365
*	Regeneron Pharmaceuticals Inc.	118,965	74,193
*	Illumina Inc.	182,008	67,407
	Humana Inc.	162,834	63,139
*	Boston Scientific Corp.	1,763,919	61,931
*	Biogen Inc.	202,437	54,162
	Baxter International Inc.	627,956	54,067
*	Edwards Lifesciences Corp.	766,971	53,005
*	DexCom Inc.	114,438	46,393
*	Centene Corp.	716,814	45,554
*	IDEXX Laboratories Inc.	104,989	34,663
	ResMed Inc.	179,349	34,435
	HCA Healthcare Inc.	334,118	32,430
	Zimmer Biomet Holdings Inc.	255,990	30,555
*	Alexion Pharmaceuticals Inc.	260,539	29,243
*	BioMarin Pharmaceutical Inc.	222,640	27,460
*	Seattle Genetics Inc.	151,756	25,786
*	Incyte Corp.	231,843	24,105
*	Align Technology Inc.	87,580	24,035
*	Moderna Inc.	337,223	21,653
*	Alnylam Pharmaceuticals Inc.	144,244	21,364
	Teleflex Inc.	57,292	20,853
	West Pharmaceutical Services Inc.	91,434	20,771
*	Laboratory Corp. of America Holdings	120,256	19,976
	Quest Diagnostics Inc.	166,120	18,931
	Cardinal Health Inc.	361,282	18,855
	Cooper Cos. Inc.	66,354	18,821

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Hologic Inc.	321,020	18,298
*	Teladoc Health Inc.	92,456	17,644
*	Exact Sciences Corp.	186,702	16,232
	STERIS plc	104,940	16,102
*	Insulet Corp.	81,284	15,790
*	Sarepta Therapeutics Inc.	93,478	14,988
*	Catalent Inc.	201,297	14,755
*	Neurocrine Biosciences Inc.	115,226	14,058
*	Varian Medical Systems Inc.	112,749	13,814
*	Masimo Corp.	59,819	13,638
	PerkinElmer Inc.	136,969	13,435
*	Molina Healthcare Inc.	73,514	13,084
*	Horizon Therapeutics plc	234,023	13,007
*	ABIOMED Inc.	53,085	12,823
	Bio-Techne Corp.	47,488	12,540
	Dentsply Sirona Inc.	273,527	12,052
*	Bio-Rad Laboratories Inc. Class A	26,178	11,819
*	Charles River Laboratories International Inc.	60,532	10,554
*	Elanco Animal Health Inc.	491,268	10,538
*	Mylan NV	639,774	10,288
*	Henry Schein Inc.	175,077	10,223
*	Quidel Corp.	44,474	9,951
*	Ionis Pharmaceuticals Inc.	168,591	9,940
	Perrigo Co. plc	170,933	9,447
*	Immunomedics Inc.	256,071	9,075
	Hill-Rom Holdings Inc.	82,547	9,062
	Chemed Corp.	19,861	8,959
*	Exelixis Inc.	375,783	8,921
*	Avantor Inc.	497,720	8,461
	Universal Health Services Inc. Class B	90,513	8,408
*	Amedisys Inc.	40,140	7,969
*	DaVita Inc.	97,972	7,754
*	PRA Health Sciences Inc.	78,634	7,650
*	Penumbra Inc.	42,782	7,650
	Encompass Health Corp.	121,648	7,534
*	Guardant Health Inc.	91,932	7,458
*	Jazz Pharmaceuticals plc	66,903	7,382
*	Repligen Corp.	58,631	7,247
*	ACADIA Pharmaceuticals Inc.	144,559	7,007
*	Tandem Diabetes Care Inc.	68,952	6,821
*	LHC Group Inc.	37,347	6,510
*	Novocure Ltd.	107,603	6,381
*	United Therapeutics Corp.	50,847	6,153
^,*	Novavax Inc.	73,582	6,133
*	Syneos Health Inc.	103,715	6,041
*	10X Genomics Inc. Class A	65,973	5,892
*	MyoKardia Inc.	58,765	5,678
*	Haemonetics Corp.	62,315	5,581
*	Acceleron Pharma Inc.	56,718	5,404
*	Mirati Therapeutics Inc.	45,689	5,216
*	Ultragenyx Pharmaceutical Inc.	66,150	5,174
*	Nektar Therapeutics Class A	220,783	5,113
*	Arrowhead Pharmaceuticals Inc.	116,670	5,039
^,*	Inovio Pharmaceuticals Inc.	186,815	5,035
*	Neogen Corp.	64,868	5,034
	Bruker Corp.	122,674	4,990
*	Blueprint Medicines Corp.	63,748	4,972
*	Bluebird Bio Inc.	81,020	4,945
*	HealthEquity Inc.	82,103	4,817
*	Nevro Corp.	39,767	4,751
*	Wright Medical Group NV	158,246	4,703
*	Momenta Pharmaceuticals Inc.	141,117	4,695
*	Amicus Therapeutics Inc.	306,206	4,618
*	Global Blood Therapeutics Inc.	73,128	4,617
*	Reata Pharmaceuticals Inc. Class A	29,335	4,577
*	ICU Medical Inc.	24,474	4,511
*	Globus Medical Inc.	93,735	4,472
*	Halozyme Therapeutics Inc.	166,735	4,470
*	Iovance Biotherapeutics Inc.	161,485	4,433
*	Arena Pharmaceuticals Inc.	69,825	4,396
*	Natera Inc.	87,899	4,383
*	Invitae Corp.	141,916	4,299
*	Integra LifeSciences Holdings Corp.	91,216	4,286
*	Emergent BioSolutions Inc.	54,104	4,279
*	Adaptive Biotechnologies Corp.	88,140	4,264
*	Envista Holdings Corp.	197,870	4,173
*	NeoGenomics Inc.	131,975	4,089
*	Agios Pharmaceuticals Inc.	74,415	3,980
*	Alkermes plc	201,303	3,906
*	iRhythm Technologies Inc.	33,390	3,870
*	FibroGen Inc.	94,886	3,846
*	PTC Therapeutics Inc.	75,193	3,815
*	Omnicell Inc.	51,536	3,639
*	ChemoCentryx Inc.	62,243	3,581
*	NuVasive Inc.	63,921	3,558
*	HMS Holdings Corp.	107,564	3,484
*	Insmed Inc.	125,422	3,454
*	Allogene Therapeutics Inc.	76,877	3,292
*	STAAR Surgical Co.	52,475	3,229
*	Medpace Holdings Inc.	34,031	3,166
*	Bridgebio Pharma Inc.	94,435	3,080
*	Fate Therapeutics Inc.	88,371	3,032

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Merit Medical Systems Inc.	65,844	3,006
*	Deciphera Pharmaceuticals Inc.	48,487	2,896
*	Integer Holdings Corp.	39,636	2,895
*	Sage Therapeutics Inc.	66,091	2,748
*	Inspire Medical Systems Inc.	31,514	2,742
*	Acadia Healthcare Co. Inc.	108,950	2,737
^,*	Allakos Inc.	37,575	2,700
*	Axsome Therapeutics Inc.	32,581	2,681
	Ensign Group Inc.	62,800	2,628
*	TG Therapeutics Inc.	134,285	2,616
*	Pacira BioSciences Inc.	48,362	2,538
	CONMED Corp.	34,873	2,511
*	Turning Point Therapeutics Inc.	38,801	2,506
*	Apellis Pharmaceuticals Inc.	74,381	2,429
	Patterson Cos. Inc.	108,745	2,392
*	AtriCure Inc.	52,617	2,365
*	Tenet Healthcare Corp.	129,843	2,351
*	Prestige Consumer Healthcare Inc.	62,450	2,346
*	Akebia Therapeutics Inc.	168,743	2,292
*	PPD Inc.	84,676	2,269
*	Karuna Therapeutics Inc.	20,338	2,267
*	Dicerna Pharmaceuticals Inc.	88,529	2,249
*	Editas Medicine Inc.	75,569	2,235
	Healthcare Services Group Inc.	90,920	2,224
*	Denali Therapeutics Inc.	91,077	2,202
*	Corcept Therapeutics Inc.	126,058	2,120
*	Xencor Inc.	65,441	2,120
*	CareDx Inc.	59,042	2,092
*	Glaukos Corp.	51,738	1,988
	Cantel Medical Corp.	44,818	1,982
*	Magellan Health Inc.	27,159	1,982
*	Ironwood Pharmaceuticals Inc.	190,913	1,970
*	Adverum Biotechnologies Inc.	94,320	1,969
*	Ligand Pharmaceuticals Inc.	17,594	1,968
*	Select Medical Holdings Corp.	133,382	1,965
*	Twist Bioscience Corp.	41,093	1,862
*	BioTelemetry Inc.	40,728	1,841
*	Zogenix Inc.	67,733	1,829
*	Cytokinetics Inc.	76,825	1,811
*	Intra-Cellular Therapies Inc.	70,278	1,804
*	Avanos Medical Inc.	60,796	1,787
*	Kodiak Sciences Inc.	32,783	1,774
*	Intercept Pharmaceuticals Inc.	36,972	1,771
*	Mersana Therapeutics Inc.	75,184	1,759
*	MEDNAX Inc.	100,489	1,718
*	Principia Biopharma Inc.	28,612	1,711
^,*	OPKO Health Inc.	498,301	1,699
^,*	Esperion Therapeutics Inc.	32,496	1,667
*	Portola Pharmaceuticals Inc.	92,555	1,665
	Luminex Corp.	51,036	1,660
*	Addus HomeCare Corp.	17,605	1,630
*	Revance Therapeutics Inc.	65,484	1,599
*	Heron Therapeutics Inc.	107,505	1,581
*	MacroGenics Inc.	56,553	1,579
*	Silk Road Medical Inc.	37,666	1,578
*	REGENXBIO Inc.	42,106	1,551
*	Alector Inc.	62,745	1,534
*	Supernus Pharmaceuticals Inc.	63,728	1,514
^,*	Sorrento Therapeutics Inc.	240,807	1,512
*	Veracyte Inc.	58,388	1,512
*	Epizyme Inc.	92,014	1,478
*	Karyopharm Therapeutics Inc.	76,692	1,453
*	Cardiovascular Systems Inc.	45,810	1,445
*	1Life Healthcare Inc.	39,059	1,419
*	Viela Bio Inc.	32,504	1,408
*	Shockwave Medical Inc.	29,167	1,382
*	Cerus Corp.	208,410	1,376
*	NanoString Technologies Inc.	45,974	1,349
*	Arcus Biosciences Inc.	53,385	1,321
*	Sangamo Therapeutics Inc.	145,362	1,302
*	Coherus Biosciences Inc.	72,648	1,298
	US Physical Therapy Inc.	15,895	1,288
*	Madrigal Pharmaceuticals Inc.	11,297	1,279
*	R1 RCM Inc.	113,072	1,261
*	Theravance Biopharma Inc.	59,513	1,249
*	Constellation Pharmaceuticals Inc.	41,142	1,236
*	Meridian Bioscience Inc.	51,946	1,210
^,*	Intellia Therapeutics Inc.	56,656	1,191
*	Retrophin Inc.	58,076	1,185
*	Y-mAbs Therapeutics Inc.	27,282	1,179
*	Lantheus Holdings Inc.	82,099	1,174
*	Atara Biotherapeutics Inc.	80,543	1,174
*	GenMark Diagnostics Inc.	79,323	1,167
*	Enanta Pharmaceuticals Inc.	22,916	1,151
*	Providence Service Corp.	14,373	1,134
*	Dynavax Technologies Corp.	126,142	1,119
	Atrion Corp.	1,682	1,071
*	Innoviva Inc.	76,473	1,069
*	Kura Oncology Inc.	65,159	1,062
*	Kadmon Holdings Inc.	204,254	1,046

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Myriad Genetics Inc.	90,938	1,031
*	BioCryst Pharmaceuticals Inc.	216,234	1,030
*	Progyny Inc.	39,811	1,028
*	Athenex Inc.	74,306	1,022
*	Axonics Modulation Technologies Inc.	29,060	1,020
*	OraSure Technologies Inc.	87,277	1,015
*	Arcturus Therapeutics Holdings Inc.	21,506	1,005
*	Amphastar Pharmaceuticals Inc.	44,510	1,000
*	Translate Bio Inc.	55,221	990
*	ImmunoGen Inc.	214,396	986
	National HealthCare Corp.	15,501	983
	National Research Corp.	16,788	977
*	Rhythm Pharmaceuticals Inc.	43,592	972
^,*	Aimmune Therapeutics Inc.	57,990	969
*	Tactile Systems Technology Inc.	23,292	965
^,*	Omeros Corp.	64,572	951
*	Rocket Pharmaceuticals Inc.	44,483	931
*	Cue Biopharma Inc.	37,357	916
*	Endo International plc	264,127	906
*	Cara Therapeutics Inc.	52,256	894
*	Natus Medical Inc.	40,834	891
*	Vapotherm Inc.	21,683	889
*	CryoLife Inc.	46,148	885
*	Eidos Therapeutics Inc.	18,357	875
*	Assembly Biosciences Inc.	37,427	873
*	Gossamer Bio Inc.	66,390	863
^,*	SmileDirectClub Inc.	109,199	863
^,*	Frequency Therapeutics Inc.	37,057	862
^,*	ZIOPHARM Oncology Inc.	261,648	858
*	Aerie Pharmaceuticals Inc.	57,784	853
*	G1 Therapeutics Inc.	35,126	852
*	Tricida Inc.	30,719	844
*	Inogen Inc.	23,704	842
*	Geron Corp.	384,415	838
*	PetIQ Inc.	23,903	833
*	Heska Corp.	8,932	832
*	Codexis Inc.	71,504	815
*	CorVel Corp.	11,404	808
*	Vericel Corp	57,414	793
*	RadNet Inc.	49,867	791
*	Radius Health Inc.	58,047	791
*	Hanger Inc.	46,327	767
*	Vanda Pharmaceuticals Inc.	65,711	752
*	Arvinas Inc.	22,059	740
*	Aprea Therapeutics Inc.	19,048	739
*	OrthoPediatrics Corp.	16,874	738
*	Quanterix Corp.	26,900	737
*	Pennant Group Inc.	32,587	736
*	Varex Imaging Corp.	48,435	734
^,*	Relmada Therapeutics Inc.	16,319	730
*	Collegium Pharmaceutical Inc.	41,262	722
*	HealthStream Inc.	32,531	720
*	Provention Bio Inc.	50,867	718
*	AnaptysBio Inc.	32,079	717
*	Corbus Pharmaceuticals Holdings Inc.	85,089	714
*	Flexion Therapeutics Inc.	53,788	707
*	Odonate Therapeutics Inc.	16,681	706
^,*	Clovis Oncology Inc.	104,612	706
*	Orthofix Medical Inc.	22,029	705
*	Zentalis Pharmaceuticals Inc.	14,648	703
*	Brookdale Senior Living Inc.	235,212	694
*	Evolent Health Inc. Class A	95,852	682
*	Surmodics Inc.	15,772	682
*	Eagle Pharmaceuticals Inc.	14,164	680
*	Amneal Pharmaceuticals Inc.	141,738	675
	Phibro Animal Health Corp. Class A	25,481	669
^,*	Co-Diagnostics Inc.	34,202	662
^,*	Cortexyme Inc.	14,264	660
*	Krystal Biotech Inc.	15,823	655
*	Apollo Medical Holdings Inc.	39,192	647
*	Tivity Health Inc.	57,070	647
*	Beam Therapeutics Inc.	22,969	643
*	Anika Therapeutics Inc.	17,022	642
*	Bioxcel Therapeutics Inc.	11,927	632
*	Immunovant Inc.	25,758	627
*	Viking Therapeutics Inc.	86,282	622
*	Atreca Inc.	28,904	615
*	Protagonist Therapeutics Inc.	34,637	612
*	Replimune Group Inc.	24,550	610
*	Stoke Therapeutics Inc.	25,343	604
*	Applied Therapeutics Inc.	16,635	601
*	Kala Pharmaceuticals Inc.	56,909	598
*	Option Care Health Inc.	43,030	597
	Owens & Minor Inc.	77,662	592
*	Avrobio Inc.	33,701	588
*	Ardelyx Inc.	84,164	582
*	Triple-S Management Corp. Class B	30,590	582
^,*	CEL-SCI Corp.	38,932	581
*	Ocular Therapeutix Inc.	69,262	577
*	Pacific Biosciences of California Inc.	166,667	575

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Catalyst Pharmaceuticals Inc.	122,100	564
*	REVOLUTION Medicines Inc.	17,749	560
*	Durect Corp.	240,583	558
*	Morphic Holding Inc.	20,305	549
*	Antares Pharma Inc.	195,998	539
^,*	NantKwest Inc.	43,749	537
*	Syndax Pharmaceuticals Inc.	36,158	536
	LeMaitre Vascular Inc.	20,275	535
*	Athersys Inc.	191,862	530
*	ORIC Pharmaceuticals Inc.	15,694	529
^,*	Accelerate Diagnostics Inc.	34,837	528
*	Celldex Therapeutics Inc.	40,129	522
*	Zynex Inc.	20,922	520
*	Castle Biosciences Inc.	13,755	518
*	MEI Pharma Inc.	124,118	513
*	Intersect ENT Inc.	37,040	502
*	Crinetics Pharmaceuticals Inc.	28,153	493
*	Voyager Therapeutics Inc.	39,062	493
*	Agenus Inc.	125,251	492
*	AngioDynamics Inc.	48,217	490
*	CytomX Therapeutics Inc.	58,284	486
^,*	IGM Biosciences Inc.	6,578	480
*	Spectrum Pharmaceuticals Inc.	141,994	480
^,*	Viemed Healthcare Inc.	49,562	476
*	Kiniksa Pharmaceuticals Ltd. Class A	18,544	473
*	TransMedics Group Inc.	26,365	472
*	Keros Therapeutics Inc.	12,437	467
*	Syros Pharmaceuticals Inc.	43,740	466
*	SI-BONE Inc.	28,951	461
*	Puma Biotechnology Inc.	43,728	456
*	Community Health Systems Inc.	148,896	448
^,*	Precigen Inc.	89,461	446
*	Calithera Biosciences Inc.	84,099	444
*	BioSpecifics Technologies Corp.	7,161	439
*	SpringWorks Therapeutics Inc.	10,433	438
*	BioDelivery Sciences International Inc.	100,337	437
^,*	Verastem Inc.	253,311	436
*	Axogen Inc.	46,930	434
*	Black Diamond Therapeutics Inc.	10,221	431
*	Avid Bioservices Inc.	65,609	431
*	Scholar Rock Holding Corp.	23,395	426
*	Inari Medical Inc.	8,625	418
*	Homology Medicines Inc.	27,282	414
*	Oyster Point Pharma Inc.	14,219	411
*	SIGA Technologies Inc.	68,843	407
	Utah Medical Products Inc.	4,495	398
*	Rigel Pharmaceuticals Inc.	214,440	392
*	Fluidigm Corp.	97,601	391
*	Precision BioSciences Inc.	46,241	385
*	Passage Bio Inc.	13,790	377
*	PDL BioPharma Inc.	126,577	368
*	Neoleukin Therapeutics Inc.	22,123	367
^,*	TherapeuticsMD Inc.	288,476	361
*	Molecular Templates Inc.	25,660	354
*	MannKind Corp.	201,399	352
*	ANI Pharmaceuticals Inc.	10,832	350
*	Phathom Pharmaceuticals Inc.	10,419	343
*	Aeglea BioTherapeutics Inc.	36,352	336
*	Lannett Co. Inc.	46,305	336
*	Menlo Therapeutics Inc.	193,048	334
*	CytoSorbents Corp.	33,400	331
*	NextCure Inc.	15,314	328
*	ViewRay Inc.	143,085	321
*	Eiger BioPharmaceuticals Inc.	33,337	320
*	AMAG Pharmaceuticals Inc.	40,816	312
*	Cymabay Therapeutics Inc.	88,551	309
*	IVERIC bio Inc.	60,271	307
*	Pfenex Inc.	36,618	306
*	Seres Therapeutics Inc.	63,665	303
*	RTI Surgical Holdings Inc.	94,495	301
^,*	Repro-Med Systems Inc.	33,432	300
*	Joint Corp.	19,588	299
*	SeaSpine Holdings Corp.	28,392	297
*	Marinus Pharmaceuticals Inc.	116,963	297
^,*	Mallinckrodt plc	110,397	296
*	Fulcrum Therapeutics Inc.	15,962	292
^,*	Catasys Inc.	11,577	286
*	AdaptHealth Corp.	17,773	286
*	Ovid therapeutics Inc.	38,746	286
*	Spero Therapeutics Inc.	21,101	286
*	Surgery Partners Inc.	24,411	282
*	ADMA Biologics Inc.	95,421	280
*	Concert Pharmaceuticals Inc.	27,718	276
*	BioLife Solutions Inc.	16,864	276
	Invacare Corp.	43,119	275
*	Dyadic International Inc.	31,696	275
*	Agile Therapeutics Inc.	96,745	269
*	Five Prime Therapeutics Inc.	43,499	265
*	Akcea Therapeutics Inc.	19,310	265
*	Ideaya Biosciences Inc.	18,480	263
^,*	Amyris Inc.	61,120	261

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Fulgent Genetics Inc.	16,289	261
^,*	Aytu BioScience Inc.	183,417	260
*	Stereotaxis Inc.	57,898	258
*	NGM Biopharmaceuticals Inc.	12,886	254
*	Anavex Life Sciences Corp.	51,514	253
*	Alphatec Holdings Inc.	53,884	253
*	Misonix Inc.	18,478	251
*	Aspira Women’s Health Inc.	63,754	245
*	XBiotech Inc.	17,587	241
*	Harpoon Therapeutics Inc.	14,473	240
*	Liquidia Technologies Inc.	28,158	237
*	Abeona Therapeutics Inc.	80,702	235
*	Accuray Inc.	113,995	231
*	MediciNova Inc.	42,638	231
*	Rubius Therapeutics Inc.	38,621	231
*	Magenta Therapeutics Inc.	30,037	226
*	Chiasma Inc.	41,631	224
*	Evofem Biosciences Inc.	77,821	220
*	RAPT Therapeutics Inc.	7,589	220
*	Cyclerion Therapeutics Inc.	36,337	215
*	Apyx Medical Corp.	38,544	214
*	iCAD Inc.	21,403	214
*	UNITY Biotechnology Inc.	24,556	213
*	ChromaDex Corp.	46,038	211
*	Cutera Inc.	16,479	201
*	Sutro Biopharma Inc.	25,821	200
*	Kindred Biosciences Inc.	44,140	198
*	Akero Therapeutics Inc.	7,937	198
^,*	BrainStorm Cell Therapeutics Inc.	17,349	195
^,*	XOMA Corp.	9,774	193
^,*	Altimmune Inc.	18,012	193
*	Gritstone Oncology Inc.	28,580	190
*	T2 Biosystems Inc.	146,413	186
*	Paratek Pharmaceuticals Inc.	35,594	186
*	ContraFect Corp.	28,762	184
*	Sientra Inc.	47,133	182
*	iRadimed Corp.	7,848	182
*	Chimerix Inc.	58,216	180
*	Exicure Inc.	73,058	178
*	OptimizeRx Corp.	13,645	178
*	Harrow Health Inc.	34,054	177
*	Trevena Inc.	118,210	177
*	KalVista Pharmaceuticals Inc.	14,652	177
*	Aravive Inc.	15,130	176
*	TCR2 Therapeutics Inc.	11,425	176
^,*	Matinas BioPharma Holdings Inc.	224,266	173
^,*	BioSig Technologies Inc.	23,843	172
^,*	Pulse Biosciences Inc.	16,045	168
*	Verrica Pharmaceuticals Inc.	15,064	166
*	InfuSystem Holdings Inc.	14,354	166
*	Personalis Inc.	12,749	165
^,*	Selecta Biosciences Inc.	57,457	163
*	GlycoMimetics Inc.	43,246	163
^,*	CorMedix Inc.	25,705	162
*	Prevail Therapeutics Inc.	10,575	158
^,*	Galectin Therapeutics Inc.	51,315	157
*	Rockwell Medical Inc.	79,913	156
*	Kezar Life Sciences Inc.	29,934	155
*	Otonomy Inc.	41,566	150
*	Xeris Pharmaceuticals Inc.	55,730	148
*	Minerva Neurosciences Inc.	40,597	147
*	Jounce Therapeutics Inc.	21,042	145
*	Mustang Bio Inc.	45,266	144
*	Satsuma Pharmaceuticals Inc.	4,978	143
*	Axcella Health Inc.	25,793	143
*	Lineage Cell Therapeutics Inc.	162,844	142
*	FONAR Corp.	6,520	139
*	Hookipa Pharma Inc.	11,700	136
*	scPharmaceuticals Inc.	18,424	136
^,*	Palatin Technologies Inc.	263,109	135
*	Alpine Immune Sciences Inc.	13,861	135
*	Arcutis Biotherapeutics Inc.	4,395	133
*	Aduro Biotech Inc.	57,135	132
*	Orgenesis Inc.	21,184	129
*	Actinium Pharmaceuticals Inc.	363,623	128
*	Applied Genetic Technologies Corp.	23,007	127
*	Celsion Corp.	33,970	126
*	Enzo Biochem Inc.	56,162	126
*	Catabasis Pharmaceuticals Inc.	18,921	122
*	X4 Pharmaceuticals Inc.	13,003	121
^,*	AcelRx Pharmaceuticals Inc.	100,131	121
*	Aldeyra Therapeutics Inc.	28,973	121
*	Harvard Bioscience Inc.	38,763	120
^,*	AVEO Pharmaceuticals Inc.	23,185	119
*	CASI Pharmaceuticals Inc.	47,384	118
^,*	Evolus Inc.	22,152	117
*	La Jolla Pharmaceutical Co.	26,673	114
^,*	Kaleido Biosciences Inc.	15,049	112
*	American Renal Associates Holdings Inc.	17,057	111
*	Arbutus Biopharma Corp.	60,124	109
*	Sesen Bio Inc.	151,549	109
*	Leap Therapeutics Inc.	52,185	109

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^,*	Lexicon Pharmaceuticals Inc.	54,388	109
^,*	Aquestive Therapeutics Inc.	21,008	102
^,*	Milestone Scientific Inc.	51,506	100
*	Pro-Dex Inc.	5,486	98
*	Vir Biotechnology Inc.	2,379	97
^,*	Senseonics Holdings Inc.	245,780	96
*	Exagen Inc.	7,717	96
^,*	Evelo Biosciences Inc.	19,293	95
^,*	Eton Pharmaceuticals Inc.	17,311	94
^,*	Bellerophon Therapeutics Inc.	7,491	94
*	Biomerica Inc.	12,522	91
*	Five Star Senior Living Inc.	23,010	90
*	Tela Bio Inc.	6,890	89
*	Oncocyte Corp.	46,583	89
*	LogicBio Therapeutics Inc.	10,447	88
*	Recro Pharma Inc.	19,412	88
*	Catalyst Biosciences Inc.	14,978	88
*	Evoke Pharma Inc.	23,836	84
*	Savara Inc.	33,526	84
*	Soligenix Inc.	39,371	83
*	Champions Oncology Inc.	8,643	83
*	CTI BioPharma Corp.	70,123	81
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	90,957	80
^,*	Marker Therapeutics Inc.	38,627	80
^,*	Zynerba Pharmaceuticals Inc.	23,726	80
*	Organovo Holdings Inc.	143,484	79
^,*	Cassava Sciences Inc.	25,409	78
*	Aclaris Therapeutics Inc.	46,289	75
*	Eloxx Pharmaceuticals Inc.	24,672	75
*	PAVmed Inc.	34,989	74
*	Adamas Pharmaceuticals Inc.	28,838	74
*	Fortress Biotech Inc.	26,617	71
^,*	Ampio Pharmaceuticals Inc.	111,003	71
*	Conformis Inc.	84,889	70
*	Heat Biologics Inc.	81,097	68
*	Surface Oncology Inc.	10,327	68
*	Electromed Inc.	4,320	67
^,*	Soliton Inc.	8,518	66
*	Forma Therapeutics Holdings Inc.	1,408	65
*	Lumos Pharma Inc.	3,912	65
*	Proteostasis Therapeutics Inc.	46,442	64
*	Cumberland Pharmaceuticals Inc.	19,021	63
*	Infinity Pharmaceuticals Inc.	69,800	63
*	Checkpoint Therapeutics Inc.	31,472	62
*	Celcuity Inc.	8,854	61
*	Cohbar Inc.	37,148	58
^,*	Chembio Diagnostics Inc.	17,392	57
^,*	Corvus Pharmaceuticals Inc.	20,608	56
	Merrimack Pharmaceuticals Inc.	16,693	56
*	Calyxt Inc.	10,962	54
*	Optinose Inc.	7,203	54
*	Aptinyx Inc.	12,810	53
*	EyePoint Pharmaceuticals Inc.	69,888	53
*	Anixa Biosciences Inc.	16,218	50
*	Soleno Therapeutics Inc.	21,800	48
*	Alimera Sciences Inc.	7,639	48
*	Genesis Healthcare Inc.	69,665	48
*	Curis Inc.	37,775	46
*	Tyme Technologies Inc.	34,206	46
*	Acorda Therapeutics Inc.	61,195	45
^,*	Idera Pharmaceuticals Inc.	24,800	44
*	Cerecor Inc.	17,042	44
*	PhaseBio Pharmaceuticals Inc.	9,599	44
*	Mirum Pharmaceuticals Inc.	2,213	43
*	Larimar Therapeutics Inc.	3,326	43
*	Synlogic Inc.	20,244	41
*	Cabaletta Bio Inc.	3,482	39
*	Opiant Pharmaceuticals Inc.	3,871	35
*	Sensus Healthcare Inc.	11,106	34
*	Strata Skin Sciences Inc.	29,110	33
*	ClearPoint Neuro Inc.	8,708	31
*	Apollo Endosurgery Inc.	18,818	31
*	Generation Bio Co.	1,438	30
*	PLx Pharma Inc.	9,435	30
*	Neos Therapeutics Inc.	42,186	29
*	Vaxcyte Inc.	863	27
	Psychemedics Corp.	4,821	27
*	Strongbridge Biopharma plc	7,000	26
*	Neuronetics Inc.	13,646	26
*	Applied Molecular Transport Inc.	1,016	26
*	Endologix Inc.	30,745	25
*	Pliant Therapeutics Inc.	724	24
*	Forte Biosciences Inc.	1,512	22
*	Enochian Biosciences Inc.	5,224	22
*	Venus Concept Inc.	5,199	18
*	Progenity Inc.	2,016	18
*	Oncternal Therapeutics Inc.	6,198	18
*	Akouos Inc.	731	16
*	Avidity Biosciences Inc.	577	16
*	IRIDEX Corp.	7,602	16
^,*	Teligent Inc.	6,318	15

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Equillium Inc.	5,211	15
*	Capital Senior Living Corp.	19,482	14
*	Spring Bank Pharmaceuticals Inc.	7,462	11
*	Sunesis Pharmaceuticals Inc.	37,235	10
^,*	AgeX Therapeutics Inc.	10,226	10
*	AzurRx BioPharma Inc.	10,588	10
*	Lyra Therapeutics Inc.	573	7
*	Miragen Therapeutics Inc.	3,502	4
*,§	Synergy Pharmaceuticals Inc.	412,534	3
*	DermTech Inc.	81	1
^,*	Nobilis Health Corp.	50,453	—
			5,285,748
Industrials (11.8%)
*	PayPal Holdings Inc.	1,452,443	253,059
	Accenture plc Class A	787,225	169,033
	Union Pacific Corp.	838,884	141,830
	Honeywell International Inc.	868,030	125,508
	Boeing Co.	663,251	121,574
	Raytheon Technologies Corp.	1,869,790	115,216
	3M Co.	711,273	110,951
	Lockheed Martin Corp.	294,264	107,383
	Fidelity National Information Services Inc.	763,799	102,418
	United Parcel Service Inc. Class B	870,173	96,746
	Caterpillar Inc.	669,094	84,640
	Automatic Data Processing Inc.	505,204	75,220
	General Electric Co.	10,821,475	73,911
*	Fiserv Inc.	703,967	68,721
	CSX Corp.	946,842	66,033
	Global Payments Inc.	370,114	62,779
	Illinois Tool Works Inc.	350,691	61,318
	Deere & Co.	387,124	60,837
	Sherwin-Williams Co.	101,026	58,378
	Northrop Grumman Corp.	185,552	57,046
	Norfolk Southern Corp.	317,076	55,669
	Waste Management Inc.	522,889	55,379
	DuPont de Nemours Inc.	907,771	48,230
*	Square Inc.	449,625	47,184
	Emerson Electric Co.	738,342	45,799
	General Dynamics Corp.	301,331	45,037
	Eaton Corp. plc	494,907	43,294
	FedEx Corp.	291,297	40,846
	Amphenol Corp. Class A	366,429	35,108
	Verisk Analytics Inc. Class A	200,539	34,132
	Agilent Technologies Inc.	383,181	33,862
	TE Connectivity Ltd.	408,007	33,273
	PACCAR Inc.	424,438	31,769
	Cummins Inc.	181,250	31,403
	Johnson Controls International plc	919,557	31,394
	Waste Connections Inc.	325,404	30,520
	Otis Worldwide Corp.	535,779	30,464
	Rockwell Automation Inc.	142,946	30,447
	Paychex Inc.	398,463	30,184
	Cintas Corp.	109,673	29,212
	Parker-Hannifin Corp.	159,116	29,161
	TransDigm Group Inc.	63,738	28,175
	Ball Corp.	404,548	28,112
	Stanley Black & Decker Inc.	197,789	27,568
	Trane Technologies plc	294,301	26,187
*	FleetCor Technologies Inc.	103,901	26,134
	Equifax Inc.	150,336	25,840
	Fortive Corp.	375,078	25,378
	AMETEK Inc.	283,397	25,327
	Corning Inc.	941,046	24,373
*	Mettler-Toledo International Inc.	29,575	23,824
	Carrier Global Corp.	1,070,545	23,787
*	Keysight Technologies Inc.	231,446	23,325
	Old Dominion Freight Line Inc.	131,639	22,325
	Republic Services Inc. Class A	254,178	20,855
	TransUnion	232,684	20,253
	Vulcan Materials Co.	164,219	19,025
	WW Grainger Inc.	56,445	17,733
	Kansas City Southern	118,015	17,618
	Jack Henry & Associates Inc.	94,947	17,473
	Dover Corp.	178,496	17,236
*	Zebra Technologies Corp.	65,457	16,754
	Masco Corp.	323,976	16,267
	Martin Marietta Materials Inc.	77,077	15,922
	Expeditors International of Washington Inc.	204,493	15,550
	IDEX Corp.	93,133	14,719
	Xylem Inc.	222,126	14,429
*	Fair Isaac Corp.	34,095	14,253
*	Teledyne Technologies Inc.	45,137	14,035
*	Waters Corp.	76,458	13,793
	Jacobs Engineering Group Inc.	160,545	13,614
*	Trimble Inc.	309,893	13,384
*	United Rentals Inc.	89,137	13,285
	Booz Allen Hamilton Holding Corp. Class A	169,395	13,177

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CH Robinson Worldwide Inc.	165,019	13,046
	Westinghouse Air Brake Technologies Corp.	224,804	12,942
	JB Hunt Transport Services Inc.	104,347	12,557
*	Ingersoll Rand Inc.	438,243	12,323
	Nordson Corp.	64,425	12,222
	Cognex Corp.	201,517	12,035
	Avery Dennison Corp.	103,043	11,756
	Packaging Corp. of America	117,433	11,720
	Allegion plc	114,156	11,669
*	Crown Holdings Inc.	167,027	10,878
	HEICO Corp. Class A	128,817	10,465
	Lennox International Inc.	44,751	10,427
	Graco Inc.	204,955	9,836
*	Generac Holdings Inc.	77,910	9,500
*	Trex Co. Inc.	71,989	9,364
	Snap-on Inc.	67,103	9,294
	Textron Inc.	281,455	9,263
	Westrock Co.	315,665	8,921
	AptarGroup Inc.	79,167	8,865
*	WEX Inc.	53,698	8,861
*	XPO Logistics Inc.	113,341	8,756
	Huntington Ingalls Industries Inc.	50,048	8,733
	Toro Co.	131,036	8,693
	Genpact Ltd.	232,817	8,502
	Hubbell Inc. Class B	66,000	8,274
	Carlisle Cos. Inc.	67,681	8,099
	A O Smith Corp.	168,493	7,939
	Pentair plc	205,449	7,805
	Universal Display Corp.	52,135	7,800
	Howmet Aerospace Inc.	483,029	7,656
*	Axon Enterprise Inc.	78,002	7,654
	Owens Corning	135,441	7,552
*	Sensata Technologies Holding plc	197,099	7,338
*	Berry Global Group Inc.	164,248	7,279
	Watsco Inc.	39,993	7,107
	Donaldson Co. Inc.	152,721	7,105
*	Aecom	186,594	7,012
*	HD Supply Holdings Inc.	197,577	6,846
*	IPG Photonics Corp.	42,494	6,816
	BWX Technologies Inc.	118,470	6,710
	Quanta Services Inc.	170,756	6,699
	FLIR Systems Inc.	164,191	6,661
	Knight-Swift Transportation Holdings Inc.	158,274	6,602
	CoreLogic Inc.	98,183	6,600
*	Arrow Electronics Inc.	95,985	6,593
	Robert Half International Inc.	123,813	6,541
	Sonoco Products Co.	124,381	6,504
*	Stericycle Inc.	114,249	6,396
	Brunswick Corp.	99,216	6,351
	Sealed Air Corp.	191,738	6,299
*	Paylocity Holding Corp.	42,723	6,233
	ITT Inc.	104,404	6,133
	Lincoln Electric Holdings Inc.	72,500	6,107
	Oshkosh Corp.	84,028	6,018
*	Euronet Worldwide Inc.	60,178	5,766
	Woodward Inc.	73,293	5,684
	MDU Resources Group Inc.	252,077	5,591
*	Middleby Corp.	69,336	5,473
*	Mercury Systems Inc.	69,412	5,460
	Jabil Inc.	169,466	5,436
	Landstar System Inc.	47,834	5,372
	Tetra Tech Inc.	66,853	5,289
*	FTI Consulting Inc.	46,084	5,279
	Exponent Inc.	64,719	5,238
	MAXIMUS Inc.	73,724	5,194
*	II-VI Inc.	107,682	5,085
*	Bill.com Holdings Inc.	56,217	5,071
	MSA Safety Inc.	43,971	5,032
	Littelfuse Inc.	29,215	4,985
	ManpowerGroup Inc.	72,261	4,968
	Acuity Brands Inc.	49,772	4,765
	Armstrong World Industries Inc.	61,121	4,765
	Graphic Packaging Holding Co.	338,610	4,737
	Curtiss-Wright Corp.	52,620	4,698
	Flowserve Corp.	163,465	4,662
	Simpson Manufacturing Co. Inc.	54,544	4,601
*	TopBuild Corp.	40,116	4,564
	EMCOR Group Inc.	68,415	4,525
*	Novanta Inc.	41,559	4,437
	Regal Beloit Corp.	49,352	4,309
	Allison Transmission Holdings Inc.	116,178	4,273
	Rexnord Corp.	141,475	4,124
	AGCO Corp.	74,035	4,106
*	ASGN Inc.	61,155	4,078
*	Coherent Inc.	30,766	4,030
	KBR Inc.	176,842	3,988
*	RBC Bearings Inc.	29,741	3,986
	nVent Electric plc	212,392	3,978
	Timken Co.	85,578	3,893
	Air Lease Corp. Class A	132,814	3,890
*	Kirby Corp.	71,704	3,840
*	Clean Harbors Inc.	62,076	3,723
*	ACI Worldwide Inc.	137,265	3,705
	Louisiana-Pacific Corp.	142,817	3,663

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Eagle Materials Inc.	52,145	3,662
*	Proto Labs Inc.	31,839	3,581
*	Saia Inc.	32,093	3,568
*	Colfax Corp.	124,408	3,471
*	Aerojet Rocketdyne Holdings Inc.	87,411	3,465
	MSC Industrial Direct Co. Inc. Class A	47,516	3,460
	EnerSys	53,623	3,452
	Crane Co.	57,829	3,438
	UniFirst Corp.	19,180	3,432
	John Bean Technologies Corp.	38,941	3,350
	Avnet Inc.	119,758	3,339
	Werner Enterprises Inc.	73,112	3,183
	Silgan Holdings Inc.	96,790	3,135
	Spirit AeroSystems Holdings Inc. Class A	128,765	3,083
	Applied Industrial Technologies Inc.	49,327	3,077
	Valmont Industries Inc.	26,902	3,057
*	Itron Inc.	46,129	3,056
	ABM Industries Inc.	83,941	3,047
*	TriNet Group Inc.	49,889	3,040
*	Builders FirstSource Inc.	146,549	3,034
*	MasTec Inc.	67,540	3,031
	Kennametal Inc.	105,233	3,021
	Insperity Inc.	45,506	2,946
*	Rogers Corp.	23,554	2,935
*	Green Dot Corp. Class A	58,550	2,874
	Brink’s Co.	63,113	2,872
	AAON Inc.	52,661	2,859
*	Fabrinet	45,450	2,837
*	Casella Waste Systems Inc. Class A	54,251	2,828
	Macquarie Infrastructure Corp.	91,421	2,806
	Advanced Drainage Systems Inc.	56,288	2,781
	Brady Corp. Class A	58,543	2,741
	Watts Water Technologies Inc. Class A	33,746	2,733
*	AMN Healthcare Services Inc.	58,245	2,635
	GATX Corp.	42,993	2,622
	ESCO Technologies Inc.	30,991	2,620
	Altra Industrial Motion Corp.	82,199	2,619
*	Plexus Corp.	37,083	2,617
	EVERTEC Inc.	91,525	2,572
	Vishay Intertechnology Inc.	168,052	2,566
*	ExlService Holdings Inc.	40,279	2,554
	Ryder System Inc.	67,201	2,521
	Franklin Electric Co. Inc.	47,871	2,514
	Alliance Data Systems Corp.	54,560	2,462
	Barnes Group Inc.	61,356	2,427
*	Masonite International Corp.	31,190	2,426
	Trinity Industries Inc.	111,314	2,370
*	Kratos Defense & Security Solutions Inc.	149,539	2,337
	ManTech International Corp. Class A	34,093	2,335
	Badger Meter Inc.	37,083	2,333
	Hillenbrand Inc.	84,921	2,299
*	SPX Corp.	55,847	2,298
*,1	API Group Corp.	188,931	2,295
*	Advanced Disposal Services Inc.	74,854	2,258
*	Summit Materials Inc. NV	137,720	2,215
	Albany International Corp.	37,617	2,208
*	Chart Industries Inc.	45,355	2,199
	Korn Ferry	70,411	2,164
*	AeroVironment Inc.	27,156	2,162
	Federal Signal Corp.	72,122	2,144
*	WESCO International Inc.	60,694	2,131
*	BMC Stock Holdings Inc.	82,928	2,085
	Moog Inc. Class A	38,685	2,050
*	SPX FLOW Inc.	54,096	2,025
*	MACOM Technology Solutions Holdings Inc.	58,551	2,011
*	Sanmina Corp.	79,711	1,996
*	Gibraltar Industries Inc.	40,997	1,968
*	Hub Group Inc. Class A	40,331	1,930
	Otter Tail Corp.	49,611	1,924
	Triton International Ltd.	63,422	1,918
	Mueller Water Products Inc. Class A	202,437	1,909
*	Pluralsight Inc. Class A	103,704	1,872
	Mueller Industries Inc.	69,217	1,840
*	Ambarella Inc.	40,052	1,834
*	Beacon Roofing Supply Inc.	69,081	1,822
	Cubic Corp.	37,837	1,817
	Belden Inc.	55,294	1,800
	HEICO Corp.	18,050	1,799
*	Installed Building Products Inc.	26,096	1,795
^,*	Virgin Galactic Holdings Inc.	109,687	1,792
	Fluor Corp.	147,115	1,777
*	Resideo Technologies Inc.	150,947	1,769
	Boise Cascade Co.	46,982	1,767
	O-I Glass Inc.	195,120	1,752
*	Navistar International Corp.	61,958	1,747
	Comfort Systems USA Inc.	42,811	1,745
*	Meritor Inc.	87,654	1,736

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Schneider National Inc. Class B	68,734	1,696
	Forward Air Corp.	33,976	1,693
*	Vicor Corp.	23,284	1,675
	McGrath RentCorp	30,864	1,667
	Mobile Mini Inc.	56,292	1,661
*	Verra Mobility Corp. Class A	161,419	1,659
	Patrick Industries Inc.	26,782	1,640
	Terex Corp.	85,988	1,614
*	Atkore International Group Inc.	58,790	1,608
*	OSI Systems Inc.	21,283	1,589
*	Air Transport Services Group Inc.	71,068	1,583
	Matson Inc.	54,307	1,580
*	Allegheny Technologies Inc.	154,363	1,573
*	CBIZ Inc.	65,603	1,572
*	Dycom Industries Inc.	38,201	1,562
	US Ecology Inc.	44,349	1,503
^,*	Cimpress plc	19,452	1,485
	Kaman Corp.	35,423	1,474
	Alamo Group Inc.	14,237	1,461
	Covanta Holding Corp.	152,066	1,458
*	American Woodmark Corp.	19,043	1,441
*	TTM Technologies Inc.	120,391	1,428
	Greif Inc. Class A	41,465	1,427
	Tennant Co.	21,858	1,421
*	Atlas Air Worldwide Holdings Inc.	32,986	1,419
^,*	CryoPort Inc.	46,720	1,413
	ICF International Inc.	21,516	1,395
	Methode Electronics Inc.	44,522	1,392
*	Sykes Enterprises Inc.	50,155	1,387
	Kadant Inc.	13,767	1,372
*	Harsco Corp.	101,029	1,365
*	TriMas Corp.	56,842	1,361
^	Maxar Technologies Inc.	74,764	1,343
	Enerpac Tool Group Corp. Class A	76,108	1,339
*	Repay Holdings Corp. Class A	54,355	1,339
	CSW Industrials Inc.	19,346	1,337
*	JELD-WEN Holding Inc.	80,980	1,305
	EnPro Industries Inc.	26,376	1,300
	Heartland Express Inc.	62,248	1,296
*	AZEK Co. Inc.	40,550	1,292
	Helios Technologies Inc.	34,562	1,287
	Mesa Laboratories Inc.	5,874	1,273
	Deluxe Corp.	53,768	1,266
	Astec Industries Inc.	27,265	1,263
^,*	Workhorse Group Inc.	72,174	1,255
*	Huron Consulting Group Inc.	28,352	1,255
*	Parsons Corp.	34,593	1,254
	Lindsay Corp.	13,546	1,249
*	GMS Inc.	50,646	1,245
*	FARO Technologies Inc.	23,121	1,239
	Encore Wire Corp.	24,916	1,216
	Marten Transport Ltd.	47,780	1,202
	ADT Inc.	148,094	1,182
	AZZ Inc.	33,229	1,140
*	Bloom Energy Corp. Class A	104,752	1,140
	Granite Construction Inc.	59,444	1,138
*	Livent Corp.	180,489	1,112
	TTEC Holdings Inc.	23,527	1,095
*	PGT Innovations Inc.	68,416	1,073
*	Cardtronics plc Class A	44,702	1,072
	Douglas Dynamics Inc.	29,746	1,045
*	Evo Payments Inc. Class A	45,365	1,036
	Raven Industries Inc.	47,338	1,018
	Primoris Services Corp.	56,210	998
	Benchmark Electronics Inc.	46,159	997
*	Welbilt Inc.	158,374	964
	Columbus McKinnon Corp.	28,733	961
	Greenbrier Cos. Inc.	42,202	960
	Griffon Corp.	51,819	960
*	Herc Holdings Inc.	30,609	941
	Standex International Corp.	16,286	937
	Argan Inc.	19,424	920
*	PAE Inc.	90,239	863
	AAR Corp.	41,541	859
	ArcBest Corp.	31,096	824
*	Veeco Instruments Inc.	60,595	817
	CTS Corp.	38,812	778
	Apogee Enterprises Inc.	31,940	736
	H&E Equipment Services Inc.	39,552	731
*	TrueBlue Inc.	47,482	725
*	Echo Global Logistics Inc.	33,280	720
	Wabash National Corp.	67,729	719
*	Vectrus Inc.	14,466	711
	Shyft Group Inc.	41,846	705
	Kforce Inc.	24,072	704
	Gorman-Rupp Co.	22,353	695
*	Great Lakes Dredge & Dock Corp.	74,068	686
*	SEACOR Holdings Inc.	24,142	684
	Cass Information Systems Inc.	17,165	670
*	Shift4 Payments Inc. Class A	18,725	665
*	CIRCOR International Inc.	25,128	640
*	NV5 Global Inc.	12,475	634
	Kelly Services Inc. Class A	39,738	628
	Quanex Building Products Corp.	45,105	626

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Thermon Group Holdings Inc.	42,860	624
*	Tutor Perini Corp.	50,653	617
*	MYR Group Inc.	19,332	617
	Ennis Inc.	33,453	607
*	Gates Industrial Corp. plc	58,650	603
	Hyster-Yale Materials Handling Inc.	14,008	542
	Triumph Group Inc.	58,757	529
*	Cornerstone Building Brands Inc.	85,452	518
*	Conduent Inc.	216,655	518
*	Ducommun Inc.	14,697	512
*	US Concrete Inc.	20,586	511
*	Manitowoc Co. Inc.	45,604	496
	International Seaways Inc.	30,293	495
*	Aegion Corp. Class A	31,078	493
*	Construction Partners Inc. Class A	27,670	491
	Heidrick & Struggles International Inc.	22,610	489
	Barrett Business Services Inc.	8,973	477
	Resources Connection Inc.	39,014	467
	Myers Industries Inc.	31,399	457
	Insteel Industries Inc.	23,704	452
*	Energy Recovery Inc.	57,759	439
	Miller Industries Inc.	14,573	434
*	Kimball Electronics Inc.	31,649	429
	MTS Systems Corp.	24,082	424
	NVE Corp.	6,716	415
*	Foundation Building Materials Inc.	25,398	396
*	DXP Enterprises Inc.	19,526	389
	VSE Corp.	12,337	387
	Allied Motion Technologies Inc.	10,888	384
	CRA International Inc.	9,499	375
*	Heritage-Crystal Clean Inc.	21,463	375
*	Donnelley Financial Solutions Inc.	41,992	353
*	Modine Manufacturing Co.	63,161	349
*	UFP Technologies Inc.	7,853	346
*	Sterling Construction Co. Inc.	32,777	343
*	Vishay Precision Group Inc.	13,917	342
*	GreenSky Inc. Class A	69,347	340
*	Veritiv Corp.	20,029	340
*	CAI International Inc.	19,951	332
*	Willdan Group Inc.	13,172	329
	Powell Industries Inc.	11,250	308
*	Blue Bird Corp.	20,283	304
*	Napco Security Technologies Inc.	12,814	300
*	Paysign Inc.	30,637	297
*	Astronics Corp.	28,018	296
^,*	Alpha Pro Tech Ltd.	16,600	294
*	Ranpak Holdings Corp. Class A	39,128	291
*	Cross Country Healthcare Inc.	46,809	288
	Park Aerospace Corp.	25,791	287
*	Franklin Covey Co.	13,330	285
*	CECO Environmental Corp.	43,080	284
*	Lydall Inc.	20,433	277
*	Northwest Pipe Co.	10,922	274
*	Titan Machinery Inc.	23,701	257
*	CyberOptics Corp.	7,703	248
	NN Inc.	52,200	247
*	Forterra Inc.	22,035	246
*	ShotSpotter Inc.	9,637	243
*	IES Holdings Inc.	10,428	242
	United States Lime & Minerals Inc.	2,772	234
	LSI Industries Inc.	35,837	232
*	Covenant Transportation Group Inc. Class A	15,743	227
*	Acacia Research Corp.	53,671	220
	Hurco Cos. Inc.	7,684	215
	Universal Logistics Holdings Inc.	11,966	208
*	Team Inc.	37,242	207
*	Transcat Inc.	7,708	199
*	Aspen Aerogels Inc.	29,879	197
	Daktronics Inc.	45,183	197
*	Daseke Inc.	48,612	191
*	Lawson Products Inc.	5,840	188
*	Overseas Shipholding Group Inc. Class A	98,988	184
	REV Group Inc.	29,469	180
	Park-Ohio Holdings Corp.	10,693	177
	Graham Corp.	13,821	176
*	Luna Innovations Inc.	30,072	176
^,*	Research Frontiers Inc.	41,968	170
*	Gencor Industries Inc.	13,358	169
*	Radiant Logistics Inc.	42,943	169
^,*	MicroVision Inc.	123,912	169
*	PFSweb Inc.	23,956	160
*	GP Strategies Corp.	18,445	158
^,*	HC2 Holdings Inc.	46,997	157
*	ServiceSource International Inc.	96,518	152
	BG Staffing Inc.	13,089	148
*	Orion Energy Systems Inc.	42,265	146
*	US Xpress Enterprises Inc. Class A	24,081	144
*	Eagle Bulk Shipping Inc.	64,892	142
*	Intevac Inc.	25,788	141
*	LB Foster Co. Class A	10,821	138

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Global Water Resources Inc.	13,084	138
*	IntriCon Corp.	10,120	137
*	Goldfield Corp.	35,662	132
	Quad/Graphics Inc.	40,391	131
*	Sharps Compliance Corp.	18,541	130
*	Ultralife Corp.	18,241	128
*	Aqua Metals Inc.	89,750	126
	Preformed Line Products Co.	2,509	125
	Bel Fuse Inc. Class B	11,656	125
*	PRGX Global Inc.	26,537	125
*	Bristow Group Inc.	8,761	122
*	LightPath Technologies Inc. Class A	35,249	118
*	Orion Group Holdings Inc.	37,214	117
*	Broadwind Inc.	31,113	117
*	Concrete Pumping Holdings Inc.	33,517	117
^,*	EVI Industries Inc.	5,076	110
*	DHI Group Inc.	52,458	110
	Advanced Emissions Solutions Inc.	22,693	110
*	Information Services Group Inc.	52,556	109
	Eastern Co.	5,925	106
*	IEC Electronics Corp.	10,877	105
*	Innovative Solutions and Support Inc.	20,455	102
*	PAM Transportation Services Inc.	3,307	102
^,*	ExOne Co.	11,835	101
	Titan International Inc.	69,292	101
^,*	Wrap Technologies Inc.	9,531	100
*	Willis Lease Finance Corp.	4,107	100
	RR Donnelley & Sons Co.	82,974	99
*	Commercial Vehicle Group Inc.	32,782	95
*	Select Interior Concepts Inc. Class A	26,163	92
*	Mistras Group Inc.	22,934	91
*	BlueLinx Holdings Inc.	10,357	89
*	Target Hospitality Corp.	51,466	87
*	Manitex International Inc.	17,289	86
*	Babcock & Wilcox Enterprises Inc.	37,535	86
*	General Finance Corp.	12,254	82
*	Perma-Fix Environmental Services Inc.	12,584	80
*	Twin Disc Inc.	14,489	80
*	InnerWorkings Inc.	57,943	76
*	Nesco Holdings Inc.	18,922	76
^,*	YRC Worldwide Inc.	40,995	76
^,*	Digital Ally Inc.	24,096	76
*	StarTek Inc.	13,737	70
^	Briggs & Stratton Corp.	52,278	68
*	Frequency Electronics Inc.	7,573	66
*	Armstrong Flooring Inc.	21,631	65
	Richardson Electronics Ltd.	15,379	62
*	USA Truck Inc.	7,669	59
*	Horizon Global Corp.	26,846	59
	RF Industries Ltd.	11,313	53
*	Perceptron Inc.	15,787	52
*	Houston Wire & Cable Co.	19,943	47
*	Charah Solutions Inc.	13,885	44
*	Hudson Technologies Inc.	43,220	44
	ARC Document Solutions Inc.	41,831	42
*	Issuer Direct Corp.	4,075	41
*	Huttig Building Products Inc.	33,725	38
*	Fuel Tech Inc.	44,766	38
*	Hudson Global Inc.	3,985	35
*	Air T Inc.	3,141	35
*	Perma-Pipe International Holdings Inc.	5,795	33
*	Ballantyne Strong Inc.	19,745	32
^,*	Odyssey Marine Exploration Inc.	6,843	32
*	Infrastructure and Energy Alternatives Inc.	7,696	31
*	CPI Aerostructures Inc.	8,892	29
*	Orbital Energy Group Inc.	46,040	29
*	Hill International Inc.	17,059	26
*	ClearSign Technologies Corp.	9,438	20
*	FreightCar America Inc.	14,674	18
*	I3 Verticals Inc. Class A	475	14
	Bel Fuse Inc. Class A	1,376	14
	Patriot Transportation Holding Inc.	1,431	12
*	Limbach Holdings Inc.	3,087	11
	Espey Mfg. & Electronics Corp.	401	7
*	Wireless Telecom Group Inc.	4,744	5
	Chicago Rivet & Machine Co.	100	2
*	Air T Inc. Warrants Exp. 09/08/2020	8,708	1
			4,464,057
Oil & Gas (2.6%)
	Exxon Mobil Corp.	5,226,683	233,737
	Chevron Corp.	2,308,393	205,978
	ConocoPhillips	1,326,392	55,735
	Phillips 66	540,117	38,834
	EOG Resources Inc.	721,631	36,558
	Kinder Morgan Inc.	2,375,369	36,034
	Schlumberger Ltd.	1,716,950	31,575
	Marathon Petroleum Corp.	805,687	30,117

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Valero Energy Corp.	503,047	29,589
	Williams Cos. Inc.	1,501,423	28,557
	Occidental Petroleum Corp.	1,107,087	20,260
	Pioneer Natural Resources Co.	205,023	20,031
	ONEOK Inc.	544,446	18,086
	Hess Corp.	339,632	17,596
*	Cheniere Energy Inc.	282,196	13,636
	Halliburton Co.	975,549	12,663
	Concho Resources Inc.	243,562	12,543
	Baker Hughes Co. Class A	805,084	12,390
	Cabot Oil & Gas Corp.	495,034	8,505
	Diamondback Energy Inc.	196,583	8,221
	Apache Corp.	466,761	6,301
*	Enphase Energy Inc.	132,052	6,282
	Marathon Oil Corp.	979,986	5,997
	National Oilwell Varco Inc.	475,291	5,822
	Devon Energy Corp.	482,340	5,470
	Targa Resources Corp.	270,184	5,423
	Noble Energy Inc.	597,792	5,356
	HollyFrontier Corp.	180,057	5,258
*	First Solar Inc.	93,005	4,604
	Parsley Energy Inc. Class A	379,786	4,056
	EQT Corp.	320,140	3,810
	Cimarex Energy Co.	129,194	3,552
*	WPX Energy Inc.	496,423	3,167
^,*	Plug Power Inc.	380,923	3,127
	Ovintiv Inc.	303,497	2,898
	Murphy Oil Corp.	186,122	2,568
	Helmerich & Payne Inc.	130,800	2,552
	Arcosa Inc.	60,085	2,536
^,*	ChampionX Corp.	235,919	2,303
	Equitrans Midstream Corp.	257,359	2,139
	Antero Midstream Corp.	394,507	2,012
	World Fuel Services Corp.	76,763	1,977
*	Southwestern Energy Co.	661,582	1,694
	Continental Resources Inc.	93,426	1,638
	Delek US Holdings Inc.	92,643	1,613
*	PDC Energy Inc.	127,308	1,584
	Range Resources Corp.	264,100	1,487
*	CNX Resources Corp.	159,448	1,379
*	Dril-Quip Inc.	45,293	1,349
^,*	Transocean Ltd.	727,851	1,332
	PBF Energy Inc. Class A	127,076	1,301
	Archrock Inc.	191,331	1,242
	Cactus Inc.	59,425	1,226
*	NOW Inc.	141,072	1,217
^,*	Matador Resources Co.	141,411	1,202
*	Renewable Energy Group Inc.	47,381	1,174
	Core Laboratories NV	56,341	1,145
*	Magnolia Oil & Gas Corp. Class A	149,468	906
*	TPI Composites Inc.	37,705	881
	Patterson-UTI Energy Inc.	231,367	803
*	SunPower Corp.	104,529	801
	CVR Energy Inc.	38,950	783
*	Oceaneering International Inc.	119,936	766
*	Antero Resources Corp.	295,328	750
*	Ameresco Inc. Class A	23,283	647
*	Helix Energy Solutions Group Inc.	177,221	615
*	MRC Global Inc.	97,870	578
^,*	Callon Petroleum Co.	493,878	568
^,*	FuelCell Energy Inc.	245,062	554
	SM Energy Co.	146,436	549
	Brigham Minerals Inc. Class A	44,045	544
*	ProPetro Holding Corp.	103,844	534
	DMC Global Inc.	18,444	509
	NexTier Oilfield Solutions Inc.	201,691	494
*	REX American Resources Corp.	7,067	490
*	Green Plains Inc.	41,918	428
*	Par Pacific Holdings Inc.	47,445	427
	QEP Resources Inc.	308,330	398
	Berry Corp.	78,999	382
	Liberty Oilfield Services Inc. Class A	68,377	375
*	Select Energy Services Inc. Class A	70,975	348
*	Bonanza Creek Energy Inc.	22,415	332
*	Battalion Oil Corp.	33,656	320
*	Oil States International Inc.	63,730	303
	Solaris Oilfield Infrastructure Inc. Class A	40,310	299
*	Matrix Service Co.	30,505	296
^,*	Northern Oil and Gas Inc.	348,584	292
^,*	Oasis Petroleum Inc.	384,296	288
*	W&T Offshore Inc.	110,476	252
*	Tidewater Inc.	44,636	250
*	Newpark Resources Inc.	106,384	237
*	Centennial Resource Development Inc. Class A	262,117	233
*	Talos Energy Inc.	24,562	226
*	RPC Inc.	72,804	224
*	Exterran Corp.	40,132	216
^,*	Contango Oil & Gas Co.	90,818	208
*	American Superconductor Corp.	24,464	199
*	Gulfport Energy Corp.	176,959	193
*	Penn Virginia Corp.	18,889	180

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^,*	Valaris plc Class A	252,813	165
*	Trecora Resources	25,502	160
^,*	Denbury Resources Inc.	573,783	158
*	Laredo Petroleum Inc.	10,711	148
	Falcon Minerals Corp.	45,982	147
^,*	Tellurian Inc.	122,141	140
^,*	Whiting Petroleum Corp.	107,621	122
*	Geospace Technologies Corp.	15,385	116
*	Goodrich Petroleum Corp.	14,690	106
^,*	Noble Corp. plc	311,755	100
*	Montage Resources Corp.	24,319	96
	Evolution Petroleum Corp.	34,236	96
*	Natural Gas Services Group Inc.	14,793	93
*	Ring Energy Inc.	74,978	87
*	TETRA Technologies Inc.	160,278	86
*	Flotek Industries Inc.	64,587	77
*	VAALCO Energy Inc.	58,039	72
^,*	California Resources Corp.	58,162	71
*	SEACOR Marine Holdings Inc.	25,812	66
*	Earthstone Energy Inc. Class A	23,011	65
*	Forum Energy Technologies Inc.	109,759	58
*	KLX Energy Services Holdings Inc.	26,382	57
	Adams Resources & Energy Inc.	2,078	56
^,*	Abraxas Petroleum Corp.	226,495	53
	Panhandle Oil and Gas Inc. Class A	18,872	51
	Amplify Energy Corp.	41,021	50
*	Altus Midstream Co. Class A	77,115	49
*	Gulf Island Fabrication Inc.	14,914	46
*	Dawson Geophysical Co.	29,862	43
*	Pacific Ethanol Inc.	56,982	40
*	Nine Energy Service Inc.	20,403	40
*	Ranger Energy Services Inc.	10,210	30
*	PrimeEnergy Resources Corp.	399	28
^,*	SilverBow Resources Inc.	8,359	27
*	Mitcham Industries Inc.	15,987	26
^,*	Covia Holdings Corp.	46,626	22
^,*	Torchlight Energy Resources Inc.	51,517	19
*	Mammoth Energy Services Inc.	15,291	18
*	Quintana Energy Services Inc.	15,295	15
^	Chesapeake Energy Corp.	2,343	11
*	NCS Multistage Holdings Inc.	16,701	10
*,§	Alta Mesa Resources Inc. Class A	103,408	—
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	—
^,*,§	Harvest Natural Resources Inc.	27,025	—
			1,000,036
Other (0.0%)[2]
	Nabors Industries Ltd.	8,430	312
*	Assertio Holdings Inc.	79,645	68
§	Spirit MTA REIT	58,489	45
*	Geron Corp. Warrant Exp. 12/31/2025	73,748	33
*,§	NewStar Financial Inc. CVR	36,657	26
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*	Kadmon Warrants Exp. 09/29/2022	25,728	18
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	OncoMed Pharmaceuticals Inc. CVR	31,662	8
*,§	Media General Inc. CVR	175,133	7
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Aratana Therapeutics Inc. CVR	67,232	2
*	Pulse Biosciences Inc. Warrants Exp. 12/31/2049	409	1
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	31,662	—
*,§	Clinical Data CVR	29,879	—
^,§	Biosante Pharmaceutical Inc. CVR	156,953	—
*,§	Adolor Corp. Rights	126,930	—
*,§	Lantheus Holdings CVR	106,497	—
			561
Technology (26.3%)
	Microsoft Corp.	9,379,428	1,908,807
	Apple Inc.	4,825,171	1,760,222
*	Facebook Inc. Class A	2,974,654	675,455
*	Alphabet Inc. Class A	377,014	534,625
*	Alphabet Inc. Class C	347,675	491,477
	Intel Corp.	5,234,663	313,190
	NVIDIA Corp.	722,640	274,538
*	Adobe Inc.	595,682	259,306
	Cisco Systems Inc.	4,697,716	219,101
*	salesforce.com Inc.	1,055,994	197,819
	Broadcom Inc.	469,783	148,268
	Texas Instruments Inc.	1,133,552	143,927
	Oracle Corp.	2,533,321	140,017

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	International Business Machines Corp.	1,097,165	132,505
	QUALCOMM Inc.	1,390,692	126,845
*	ServiceNow Inc.	235,883	95,547
	Intuit Inc.	306,139	90,675
*	Advanced Micro Devices Inc.	1,449,052	76,235
*	Micron Technology Inc.	1,375,145	70,847
	Applied Materials Inc.	1,134,189	68,562
*	Autodesk Inc.	269,507	64,463
	Lam Research Corp.	179,546	58,076
	Analog Devices Inc.	456,889	56,033
	Roper Technologies Inc.	129,407	50,244
*	Zoom Video Communications Inc. Class A	197,223	50,004
	L3Harris Technologies Inc.	267,302	45,353
*	Workday Inc. Class A	215,499	40,376
*	Veeva Systems Inc. Class A	167,356	39,232
*	Splunk Inc.	197,309	39,205
	Cognizant Technology Solutions Corp. Class A	669,498	38,041
	KLA Corp.	192,401	37,418
*	DocuSign Inc. Class A	215,683	37,143
*	Synopsys Inc.	187,334	36,530
*	Twilio Inc.	159,629	35,026
*	Cadence Design Systems Inc.	346,096	33,211
	Microchip Technology Inc.	304,178	32,033
*	IQVIA Holdings Inc.	224,637	31,871
*	ANSYS Inc.	106,188	30,978
	HP Inc.	1,772,103	30,888
	Xilinx Inc.	300,933	29,609
*	Snap Inc.	1,255,289	29,487
	Motorola Solutions Inc.	209,817	29,402
*	Okta Inc.	144,345	28,902
	Marvell Technology Group Ltd.	820,450	28,765
*	Twitter Inc.	926,180	27,591
*	RingCentral Inc. Class A	95,514	27,222
*	VeriSign Inc.	128,236	26,523
	Skyworks Solutions Inc.	206,926	26,458
*	Palo Alto Networks Inc.	113,561	26,082
	Cerner Corp.	377,998	25,912
*	Fortinet Inc.	170,190	23,362
*	Coupa Software Inc.	82,722	22,917
	Citrix Systems Inc.	152,671	22,582
*	Akamai Technologies Inc.	200,979	21,523
	CDW Corp.	176,568	20,514
	Maxim Integrated Products Inc.	328,936	19,937
*	Paycom Software Inc.	61,444	19,031
*	Crowdstrike Holdings Inc. Class A	177,810	17,833
	Teradyne Inc.	205,269	17,347
*	Tyler Technologies Inc.	49,477	17,163
*	EPAM Systems Inc.	65,891	16,605
	Leidos Holdings Inc.	175,565	16,445
*	Dell Technologies Inc.	296,915	16,313
*	Qorvo Inc.	141,130	15,599
*	Slack Technologies Inc. Class A	500,639	15,565
	Hewlett Packard Enterprise Co.	1,598,495	15,553
	Western Digital Corp.	351,076	15,500
	SS&C Technologies Holdings Inc.	270,422	15,273
*	Datadog Inc. Class A	175,356	15,247
*	GoDaddy Inc. Class A	205,495	15,069
*	VMware Inc. Class A	94,791	14,679
*	MongoDB Inc.	62,861	14,228
*	Arista Networks Inc.	65,964	13,854
	NortonLifeLock Inc.	661,253	13,113
	Seagate Technology plc	268,933	13,019
*	Black Knight Inc.	177,228	12,860
*	Gartner Inc.	105,122	12,754
*	Zendesk Inc.	143,230	12,680
	Monolithic Power Systems Inc.	53,124	12,590
*	Avalara Inc.	92,451	12,304
	NetApp Inc.	275,086	12,206
*	Ceridian HCM Holding Inc.	144,759	11,475
*	Guidewire Software Inc.	102,777	11,393
*	HubSpot Inc.	50,511	11,332
*	Pinterest Inc. Class A	504,947	11,195
*	F5 Networks Inc.	75,584	10,542
*	Ciena Corp.	190,166	10,299
*	Alteryx Inc. Class A	62,562	10,278
*	ON Semiconductor Corp.	511,089	10,130
*	PTC Inc.	127,656	9,930
	Entegris Inc.	167,193	9,873
*	Zscaler Inc.	88,801	9,724
	Juniper Networks Inc.	409,463	9,360
*	Nuance Communications Inc.	351,704	8,900
*	Aspen Technology Inc.	83,779	8,680
*	Five9 Inc.	77,688	8,598
*	Cree Inc.	133,708	7,914
*	Proofpoint Inc.	70,707	7,857
*	Dynatrace Inc.	192,381	7,811
	MKS Instruments Inc.	68,350	7,740
*	Fastly Inc. Class A	88,556	7,539
*	Manhattan Associates Inc.	79,117	7,453
*,^	Match Group Inc.	69,111	7,398
*	Lumentum Holdings Inc.	86,892	7,076
*	Inphi Corp.	60,078	7,059

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Anaplan Inc.	155,616	7,051
*	Smartsheet Inc. Class A	135,577	6,904
*	RealPage Inc.	106,137	6,900
*	Dropbox Inc. Class A	311,698	6,786
*	CACI International Inc. Class A	30,496	6,614
*	Tech Data Corp.	43,342	6,285
	CDK Global Inc.	151,425	6,272
*	Everbridge Inc.	42,246	5,845
*	Elastic NV	62,069	5,723
	Science Applications International Corp.	72,544	5,635
	National Instruments Corp.	144,864	5,608
*	Nutanix Inc.	230,015	5,452
*	Silicon Laboratories Inc.	53,948	5,409
	SYNNEX Corp.	44,706	5,354
	DXC Technology Co.	321,859	5,311
*	Cloudflare Inc. Class A	146,727	5,275
	Pegasystems Inc.	51,397	5,200
*	Q2 Holdings Inc.	60,054	5,152
*	Livongo Health Inc.	67,887	5,104
	Cabot Microelectronics Corp.	36,444	5,085
*	Pure Storage Inc. Class A	291,410	5,050
*	Blackline Inc.	60,602	5,025
	LogMeIn Inc.	55,581	4,712
*	Lattice Semiconductor Corp.	164,765	4,678
*	New Relic Inc.	66,939	4,612
*	Envestnet Inc.	62,675	4,609
*	Qualys Inc.	41,705	4,338
*	Cirrus Logic Inc.	70,148	4,334
*	Semtech Corp.	81,984	4,281
	Power Integrations Inc.	34,748	4,105
	Perspecta Inc.	174,578	4,055
	Cogent Communications Holdings Inc.	52,148	4,034
	Brooks Automation Inc.	87,406	3,867
*	Viavi Solutions Inc.	293,252	3,736
*	Verint Systems Inc.	81,046	3,662
*	Box Inc.	176,129	3,656
*	J2 Global Inc.	56,618	3,579
*	Alarm.com Holdings Inc.	54,853	3,555
	Blackbaud Inc.	61,480	3,509
	Xerox Holdings Corp.	227,328	3,476
*	Vertiv Holdings Co.	247,731	3,359
*	Cloudera Inc.	263,248	3,349
*	SPS Commerce Inc.	43,876	3,296
*	Varonis Systems Inc.	37,015	3,275
*	Change Healthcare Inc.	286,949	3,214
*	SVMK Inc.	135,515	3,190
*	Advanced Energy Industries Inc.	46,376	3,144
*	Acacia Communications Inc.	46,134	3,100
*	LivePerson Inc.	74,578	3,090
*	FireEye Inc.	252,946	3,080
*	Rapid7 Inc.	56,325	2,874
*	ZoomInfo Technologies Inc. Class A	56,164	2,866
*	Appfolio Inc.	17,569	2,859
*	Premier Inc. Class A	82,927	2,843
*	FormFactor Inc.	96,811	2,839
*	ViaSat Inc.	73,957	2,838
*	Bandwidth Inc. Class A	22,310	2,833
*	Cornerstone OnDemand Inc.	73,438	2,832
*	Teradata Corp.	136,090	2,831
*	NCR Corp.	161,919	2,804
*	Sailpoint Technologies Holdings Inc.	105,691	2,798
*	Bottomline Technologies DE Inc.	52,276	2,654
*	Diodes Inc.	51,772	2,625
*	Synaptics Inc.	40,143	2,413
^,*	Appian Corp. Class A	45,768	2,346
*	Tenable Holdings Inc.	77,840	2,320
*	NetScout Systems Inc.	90,187	2,305
	InterDigital Inc.	39,881	2,258
*	Medallia Inc.	88,803	2,241
	Progress Software Corp.	56,459	2,188
*	Insight Enterprises Inc.	44,460	2,187
*	Workiva Inc.	40,752	2,180
*	Covetrus Inc.	120,443	2,155
*	Rambus Inc.	141,456	2,150
*	CommScope Holding Co. Inc.	248,579	2,071
*	Onto Innovation Inc.	60,170	2,048
*	PROS Holdings Inc.	45,453	2,019
*	CommVault Systems Inc.	50,732	1,963
	Xperi Holding Corp	132,737	1,959
*	Altair Engineering Inc. Class A	45,674	1,816
*	Yext Inc.	108,661	1,805
*	Inovalon Holdings Inc. Class A	92,827	1,788
	NIC Inc.	77,271	1,774
*	Cerence Inc.	42,765	1,747
*	MaxLinear Inc.	80,687	1,732
*	EchoStar Corp. Class A	60,845	1,701
	CSG Systems International Inc.	40,177	1,663
*	PagerDuty Inc.	57,192	1,637
*	Zuora Inc. Class A	127,279	1,623
*	Super Micro Computer Inc.	56,194	1,595
*	Schrodinger Inc.	15,782	1,445

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Allscripts Healthcare Solutions Inc.	212,733	1,440
*	SolarWinds Corp.	80,386	1,420
*	Perficient Inc.	39,061	1,398
*	Avaya Holdings Corp.	112,210	1,387
*	Tabula Rasa HealthCare Inc.	25,256	1,382
	Ubiquiti Inc.	7,715	1,347
*	Amkor Technology Inc.	108,586	1,337
*	Model N Inc.	36,876	1,282
*	Infinera Corp.	210,576	1,247
*	MicroStrategy Inc.	10,402	1,230
*	OneSpan Inc.	42,752	1,194
*	ePlus Inc.	16,641	1,176
*	Virtusa Corp.	33,677	1,093
*	Axcelis Technologies Inc.	38,689	1,077
*	Ultra Clean Holdings Inc.	46,975	1,063
*	ForeScout Technologies Inc.	49,101	1,041
*	Health Catalyst Inc.	35,251	1,028
^,*	Inseego Corp.	88,630	1,028
*	3D Systems Corp.	143,908	1,006
*	nLight Inc.	45,130	1,005
*	Limelight Networks Inc.	135,174	995
	Switch Inc.	55,481	989
*	NETGEAR Inc.	37,647	975
*	Ping Identity Holding Corp.	30,204	969
*	Photronics Inc.	84,281	938
*	CEVA Inc.	25,008	936
	Simulations Plus Inc.	15,145	906
*	Domo Inc.	27,812	895
*	Upland Software Inc.	25,426	884
	Shutterstock Inc.	24,796	867
*	Calix Inc.	58,113	866
*	Unisys Corp.	78,904	861
	Cohu Inc.	47,687	827
*	ScanSource Inc.	32,800	790
*	ACM Research Inc. Class A	12,629	788
*	Vocera Communications Inc.	36,212	768
*	PDF Solutions Inc.	38,843	760
*	Ichor Holdings Ltd.	28,234	750
*	Boingo Wireless Inc.	55,481	739
*	Blucora Inc.	60,865	695
*	Tucows Inc. Class A	11,974	686
*	NextGen Healthcare Inc.	61,513	675
	ADTRAN Inc.	60,226	658
^	Ebix Inc.	29,312	655
*	Extreme Networks Inc.	144,881	629
	American Software Inc. Class A	39,262	619
*	Eventbrite Inc. Class A	71,835	616
*	Impinj Inc.	22,077	606
	Plantronics Inc.	41,282	606
*	MobileIron Inc.	122,203	602
	PC Connection Inc.	12,958	601
*	Phreesia Inc.	20,413	577
	QAD Inc. Class A	13,727	567
	Pitney Bowes Inc.	216,692	563
*	Diebold Nixdorf Inc.	89,243	541
*	Sprout Social Inc. Class A	19,451	525
*	NeoPhotonics Corp.	55,788	495
	Comtech Telecommunications Corp.	29,274	494
*	Harmonic Inc.	104,062	494
*	ChannelAdvisor Corp.	31,025	491
*	Zix Corp.	70,110	484
^	VirnetX Holding Corp.	73,575	478
*	Meet Group Inc.	75,338	470
*	Agilysys Inc.	26,124	469
*	Grid Dynamics Holdings Inc.	66,131	456
	Hackett Group Inc.	33,557	454
*	Rosetta Stone Inc.	26,072	440
*	Sciplay Corp. Class A	29,427	436
*	Mitek Systems Inc.	45,310	435
^,*	PAR Technology Corp.	14,203	425
*	SiTime Corp.	8,945	424
*	DSP Group Inc.	26,036	413
*	A10 Networks Inc.	60,536	412
*	Forrester Research Inc.	12,523	401
*	Brightcove Inc.	48,751	384
*	Digi International Inc.	32,827	382
	Computer Programs and Systems Inc.	16,716	381
*	Benefitfocus Inc.	34,937	376
*	Avid Technology Inc.	49,959	363
*	Ooma Inc.	21,775	359
*	CalAmp Corp.	44,503	356
*	Endurance International Group Holdings Inc.	85,240	344
	Loral Space & Communications Inc.	17,413	340
*	Ribbon Communications Inc.	71,586	281
^,*	Veritone Inc.	18,852	280
*	Alpha & Omega Semiconductor Ltd.	25,712	280
^,*	Applied Optoelectronics Inc.	24,455	266
*	GTY Technology Holdings Inc.	57,777	241
*	Arlo Technologies Inc.	92,924	240
*	Iteris Inc.	49,895	237
^,*	Gogo Inc.	75,030	237
*	Digimarc Corp.	13,962	223
*	Immersion Corp.	35,489	221
*	eGain Corp.	19,305	214

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Synchronoss Technologies Inc.	58,796	208
*	AXT Inc.	42,819	204
*	Telenav Inc.	36,650	201
*	Clearfield Inc.	14,122	197
*	Waitr Holdings Inc.	71,570	188
*	KVH Industries Inc.	21,023	188
*	Genasys Inc.	37,838	184
*	Smith Micro Software Inc.	37,622	168
*	GSI Technology Inc.	21,838	157
*	Intelligent Systems Corp.	4,600	157
*	NantHealth Inc.	32,891	151
*	Airgain Inc.	14,003	150
	PCTEL Inc.	22,253	149
*	Atomera Inc.	15,772	142
	GlobalSCAPE Inc.	14,127	138
*	Mastech Digital Inc.	5,006	130
*	Majesco	16,500	130
*	Aviat Networks Inc.	6,976	127
*	Casa Systems Inc.	29,218	122
*	SecureWorks Corp. Class A	10,122	116
*	Pixelworks Inc.	35,769	116
*	DASAN Zhone Solutions Inc.	12,823	115
*	Kopin Corp.	84,748	113
*	Identiv Inc.	21,369	109
^,*	Remark Holdings Inc.	43,478	103
*	Powerfleet Inc.	21,901	101
*	WidePoint Corp.	138,277	96
^,*	Resonant Inc.	40,816	95
*	Amtech Systems Inc.	19,290	94
*	SharpSpring Inc.	10,659	94
	QAD Inc. Class B	3,097	93
*	Beyond Air Inc.	11,739	85
*	Computer Task Group Inc.	20,394	82
*	Castlight Health Inc. Class B	98,203	81
*	EMCORE Corp.	25,614	81
^,*	Akerna Corp.	8,333	73
*	Park City Group Inc.	16,658	70
*	SeaChange International Inc.	46,503	70
*	Cambium Networks Corp.	9,228	68
*	Rimini Street Inc.	13,148	68
*	Red Violet Inc.	3,768	66
*	Key Tronic Corp.	12,158	64
*	Great Elm Capital Group Inc.	25,570	60
	AstroNova Inc.	6,427	51
*	Synacor Inc.	43,316	49
*	Everspin Technologies Inc.	6,841	48
*	Aehr Test Systems	23,485	46
	Network-1 Technologies Inc.	20,999	45
*	Finjan Holdings Inc.	27,000	42
*	BSQUARE Corp.	25,292	40
*	Intellicheck Inc.	5,214	39
	CSP Inc.	4,375	36
	TransAct Technologies Inc.	7,695	35
*	Data I/O Corp.	9,481	32
	Support.com Inc.	21,839	31
^,*	AutoWeb Inc.	20,942	27
*	NetSol Technologies Inc.	9,891	26
*	CVD Equipment Corp.	8,553	26
*	QuickLogic Corp.	7,663	23
*	Evolving Systems Inc.	20,892	23
*	ClearOne Inc.	11,338	23
	TESSCO Technologies Inc.	4,026	22
*	inTEST Corp.	6,464	22
*	RCM Technologies Inc.	14,006	19
	BK Technologies Corp.	5,315	18
*	RigNet Inc.	7,783	17
*	Streamline Health Solutions Inc.	10,393	14
*	Mohawk Group Holdings Inc.	2,513	14
*	GSE Systems Inc.	9,007	9
			9,938,089
Telecommunications (1.8%)
	Verizon Communications Inc.	5,116,407	282,068
	AT&T Inc.	8,810,772	266,350
*	T-Mobile US Inc.	755,937	78,731
	CenturyLink Inc.	1,346,999	13,510
*	GCI Liberty Inc. Class A	117,100	8,328
*	Iridium Communications Inc.	136,191	3,465
*	Vonage Holdings Corp.	283,032	2,847
	Shenandoah Telecommunications Co.	57,208	2,820
	Telephone and Data Systems Inc.	115,068	2,288
*	8x8 Inc.	119,531	1,913
*	Cincinnati Bell Inc.	61,298	910
	ATN International Inc.	13,028	789
*	Anterix Inc.	14,908	676
*	United States Cellular Corp.	19,827	612
*	Consolidated Communications Holdings Inc.	85,883	581
*	ORBCOMM Inc.	98,534	379
*	WideOpenWest Inc.	66,554	351
^,*	GTT Communications Inc.	42,173	344
	Spok Holdings Inc.	26,291	246
^,*	Globalstar Inc.	747,398	244
	Alaska Communications Systems Group Inc.	73,683	206
*	IDT Corp. Class B	19,345	126

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
^,*	Pareteum Corp.	140,419	87
*	T-Mobile US Inc. Rights Exp. 07/27/2020	461,195	77
*	Otelco Inc. Class A	3,053	34
			667,982
Utilities (3.0%)
	NextEra Energy Inc.	605,251	145,363
	Dominion Energy Inc.	1,037,901	84,257
	Duke Energy Corp.	905,688	72,355
	Southern Co.	1,307,130	67,775
	American Electric Power Co. Inc.	612,399	48,771
	Exelon Corp.	1,203,525	43,676
	Sempra Energy	361,411	42,368
	Xcel Energy Inc.	650,789	40,674
	Eversource Energy	417,535	34,768
	WEC Energy Group Inc.	390,375	34,216
	Public Service Enterprise Group Inc.	626,420	30,795
	Consolidated Edison Inc.	412,527	29,673
	American Water Works Co. Inc.	224,009	28,821
	FirstEnergy Corp.	668,777	25,935
	DTE Energy Co.	237,171	25,496
	Edison International	468,016	25,418
	PPL Corp.	951,809	24,595
	Entergy Corp.	248,858	23,345
	Ameren Corp.	305,239	21,477
	CMS Energy Corp.	352,024	20,565
	Evergy Inc.	282,545	16,752
	Atmos Energy Corp.	152,164	15,152
	Alliant Energy Corp.	305,235	14,602
	Essential Utilities Inc.	304,913	12,880
	AES Corp.	819,575	11,876
	CenterPoint Energy Inc.	617,947	11,537
	Vistra Energy Corp.	605,693	11,278
	NiSource Inc.	471,028	10,711
^,*	PG&E Corp.	1,180,585	10,472
	Pinnacle West Capital Corp.	137,737	10,095
	NRG Energy Inc.	282,988	9,214
	UGI Corp.	255,999	8,141
	OGE Energy Corp.	250,949	7,619
	IDACORP Inc.	63,430	5,542
	ONE Gas Inc.	68,767	5,299
	Hawaiian Electric Industries Inc.	136,799	4,933
	Portland General Electric Co.	113,245	4,735
	National Fuel Gas Co.	106,460	4,464
	Black Hills Corp.	77,401	4,386
	Southwest Gas Holdings Inc.	62,547	4,319
	Spire Inc.	61,274	4,026
	New Jersey Resources Corp.	119,144	3,890
	PNM Resources Inc.	98,799	3,798
	ALLETE Inc.	65,872	3,597
	American States Water Co.	45,282	3,561
	NorthWestern Corp.	64,114	3,495
	El Paso Electric Co.	49,071	3,288
	Ormat Technologies Inc.	51,492	3,269
	Avangrid Inc.	75,212	3,157
	Avista Corp.	80,893	2,944
	South Jersey Industries Inc.	115,641	2,890
	California Water Service Group	59,683	2,847
	MGE Energy Inc.	43,116	2,781
	SJW Group	35,110	2,181
	TerraForm Power Inc. Class A	116,456	2,147
	Northwest Natural Holding Co.	37,736	2,105
*	Sunrun Inc.	103,290	2,037
*	Evoqua Water Technologies Corp.	103,455	1,924
	Clearway Energy Inc.	81,205	1,873
	Chesapeake Utilities Corp.	18,988	1,595
	Middlesex Water Co.	21,181	1,423
	Clearway Energy Inc. Class A	57,365	1,203
	Unitil Corp.	19,441	871
	York Water Co.	16,265	780
*	Sunnova Energy International Inc.	32,894	562
*	Vivint Solar Inc.	53,775	532
	Artesian Resources Corp. Class A	10,398	377
*	Atlantic Power Corp.	129,879	260
^,*	Cadiz Inc.	22,248	226
*	Pure Cycle Corp.	22,924	211
	RGC Resources Inc.	8,637	209
	Genie Energy Ltd. Class B	20,232	149
	Spark Energy Inc. Class A	14,892	105
			1,118,663
Total Common Stocks (Cost $18,256,438)			37,692,454
Preferred Stocks (0.0%)
*	WESCO International Inc. Pfd. 10.625%, 9/30/20	5,492	146
	Air T Funding Pfd. 8.000%, 6/7/24	165	3
Total Preferred Stocks (Cost $149)			149

Institutional Total Stock Market Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 0.227%	2,156,476	215,648

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Cash Management Bill, 0.210%, 9/15/20	780	780
[5] United States Cash Management Bill, 0.140%, 10/13/20	5,750	5,747
[5] United States Treasury Bill, 0.100%–0.103%, 7/14/20	8,000	8,000
		14,527
Total Temporary Cash Investments (Cost $230,143)		230,175
Total Investments (100.4%) (Cost $18,486,730)		37,922,778
Other Asset and Liabilities— Net (-0.4%)		(156,762)
Net Assets (100%)		37,766,016

Cost is in $000.

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $174,367,000.

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of this security represented 0.0% of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $182,337,000 was received for securities on loan.
5	Securities with a value of $6,583,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	438	67,675	1,517
E-mini Russell 2000 Index	September 2020	125	8,985	362
E-mini S&P Mid-Cap 400 Index	September 2020	30	5,337	76
				1,955

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $18,271,114)	37,707,130
Affiliated Issuers (Cost $215,616)	215,648
Total Investments in Securities	37,922,778
Investment in Vanguard	1,690
Cash	4,977
Receivables for Investment Securities Sold	178
Receivables for Accrued Income	30,248
Receivables for Capital Shares Issued	11,981
Variation Margin Receivable—Futures Contracts	1,090
Total Assets	37,972,942
Liabilities
Payables for Investment Securities Purchased	3,915
Collateral for Securities on Loan	182,337
Payables for Capital Shares Redeemed	20,282
Payables to Vanguard	392
Total Liabilities	206,926
Net Assets	37,766,016

At June 30, 2020, net assets consisted of:

Paid-in Capital	17,547,518
Total Distributable Earnings (Loss)	20,218,498
Net Assets	37,766,016

Institutional Shares—Net Assets
Applicable to 10,997,495 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	717,553
Net Asset Value Per Share—Institutional Shares	$65.25

Institutional Plus Shares—Net Assets
Applicable to 567,829,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,048,463
Net Asset Value Per Share—Institutional Plus Shares	$65.25

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Dividends	338,465
Interest[1]	747
Securities Lending—Net	3,263
Total Income	342,475
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,282
Management and Administrative—Institutional Shares	62
Management and Administrative—Institutional Plus Shares	1,992
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—Institutional Plus Shares	170
Custodian Fees	130
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	54
Trustees’ Fees and Expenses	12
Total Expenses	3,716
Net Investment Income	338,759
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	778,840
Futures Contracts	(4,639)
Realized Net Gain (Loss)	774,201
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,450,072)
Futures Contracts	(1,213)
Change in Unrealized Appreciation (Depreciation)	(2,451,285)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,338,325)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $696,000, $101,000, and $9,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $530,734,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	338,759	725,509
Realized Net Gain (Loss)	774,201	1,129,541
Change in Unrealized Appreciation (Depreciation)	(2,451,285)	8,311,492
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,338,325)	10,166,542
Distributions[1]
Institutional Shares	(9,783)	(19,762)
Institutional Plus Shares	(524,232)	(1,187,970)
Total Distributions	(534,015)	(1,207,732)
Capital Share Transactions
Institutional Shares	18,162	85,436
Institutional Plus Shares	(1,738,723)	(1,429,894)
Net Increase (Decrease) from Capital Share Transactions	(1,720,561)	(1,344,458)
Total Increase (Decrease)	(3,592,901)	7,614,352
Net Assets
Beginning of Period	41,358,917	33,744,565
End of Period	37,776,016	41,358,917

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$68.66	$54.09	$59.47	$50.34	$45.94	$46.78
Investment Operations
Net Investment Income	.572[1]	1.182[1]	1.178[1]	1.013[1]	1.009	1.053[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.079)	15.381	(4.186)	9.542	4.789	(.847)
Total from Investment Operations	(2.507)	16.563	(3.008)	10.555	5.798	.206
Distributions
Dividends from Net Investment Income	(.569)	(1.245)	(1.185)	(1.025)	(1.016)	(1.046)
Distributions from Realized Capital Gains	(.334)	(.748)	(1.187)	(.400)	(.382)	—
Total Distributions	(.903)	(1.993)	(2.372)	(1.425)	(1.398)	(1.046)
Net Asset Value, End of Period	$65.25	$68.66	$54.09	$59.47	$50.34	$45.94

Total Return	-3.40%	30.86%	-5.15%	21.13%	12.75%	0.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$718	$722	$494	$692	$664	$1,297
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.87%	1.94%	1.85%	2.08%	2.24%[2]
Portfolio Turnover Rate[3]	7%	5%	7%	7%	8%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of the net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$68.66	$54.09	$59.47	$50.35	$45.95	$46.79
Investment Operations
Net Investment Income	.578[1]	1.182[1]	1.191[1]	1.028[1]	1.021	1.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	(3.082)	15.387	(4.193)	9.528	4.788	(.846)
Total from Investment Operations	(2.504)	16.569	(3.002)	10.556	5.809	.218
Distributions
Dividends from Net Investment Income	(.572)	(1.251)	(1.191)	(1.036)	(1.027)	(1.058)
Distributions from Realized Capital Gains	(.334)	(.748)	(1.187)	(.400)	(.382)	—
Total Distributions	(.906)	(1.999)	(2.378)	(1.436)	(1.409)	(1.058)
Net Asset Value, End of Period	$65.25	$68.66	$54.09	$59.47	$50.35	$45.95

Total Return	-3.40%	30.88%	-5.14%	21.13%	12.77%	0.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,048	$40,637	$33,250	$42,862	$36,648	$37,822
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.88%	1.95%	1.87%	2.10%	2.26%[2]
Portfolio Turnover Rate[3]	7%	5%	7%	7%	8%	9%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of the net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Institutional Total Stock Market Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank

Institutional Total Stock Market Index Fund

Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,690,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Total Stock Market Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	37,692,223	19	212	37,692,454
Preferred Stocks	149	—	—	149
Temporary Cash Investments	215,648	14,527	—	230,175
Total	37,908,020	14,546	212	37,922,778
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,090	—	—	1,090

1 Represents variation margin on the last day of the reporting period.

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	18,486,730
Gross Unrealized Appreciation	21,772,764
Gross Unrealized Depreciation	(2,334,761)
Net Unrealized Appreciation (Depreciation)	19,438,003

E. During the six months ended June 30, 2020, the fund purchased $2,728,500,000 of investment securities and sold $4,437,975,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $777,949,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Institutional Total Stock Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	140,000	2,413	230,213	3,667
Issued in Lieu of Cash Distributions	7,076	129	14,193	218
Redeemed	(128,914)	(2,054)	(158,970)	(2,517)
Net Increase (Decrease)—Institutional Shares	18,162	488	85,436	1,368
Institutional Plus Shares
Issued	3,135,139	53,973	2,667,991	42,638
Issued in Lieu of Cash Distributions	498,174	9,079	1,135,554	17,479
Redeemed	(5,372,036)	(87,114)	(5,233,439)	(82,913)
Net Increase (Decrease)—Institutional
Plus Shares	(1,738,723)	(24,062)	(1,429,894)	(22,796)

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Total Stock Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.